   As filed with the Securities and Exchange Commission on January 18, 2002



                                                      Registration No. 33- 33085
                                                                       811-06032
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C    20549

--------------------------------------------------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.___

                      Post-Effective Amendment No. 27                   X

                                                  ----                  -

                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                              Amendment No.  39                          X

                                            ----                         -


                             Separate Account VA B
                     -------------------------------------
                          (Exact Name of Registrant)

                   -----------------------------------------

                      Transamerica Life Insurance Company
                      -----------------------------------
                              (Name of Depositor)

                          --------------------------

              4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                (319) 297-8121
                            Frank A. Camp, Esquire
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-4520
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire
                      Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

     It is proposed that this filing will become effective:


                immediately upon filing pursuant to paragraph (b) of
     -------    Rule 485

                on ___________ pursuant to paragraph (b) of Rule 485
     -------

                60 days after filing pursuant to paragraph (a) (1) of
     -------    Rule 485



        X       on March 18, 2002 pursuant to paragraph (a)(1) of Rule 485

     -------



If appropriate, check the following box:

       [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                          TRANSAMERICA  LANDMARK
                                                                VARIABLE ANNUITY

                                                                  Issued Through
                                                           SEPARATE ACCOUNT VA B
                                                                              by
                                             TRANSAMERICA LIFE INSURANCE COMPANY


Prospectus - May 1, 2002


This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers forty underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.


If you would like more information about the Transamerica Landmark Variable Annuity, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2002. Please call us at (800) 525-6205 or write us at:
Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.


Please note that the policies and the separate account investment choices:
 .  are not bank deposits
 .  are not federally insured
 .  are not endorsed by any bank or government agency
 .  are not guaranteed to achieve their goal
 .  are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


AEGON/TRANSAMERICA SERIES FUND, INC.
     Alger Aggressive Growth
     American Century Income & Growth
     American Century International
     Gabelli Global Growth
     Goldman Sachs Growth
     Great Companies - America(SM)
     Great Companies - Global/2/
     Great Companies - Technology(SM)
     NWQ Value Equity
     Pilgrim Baxter Mid Cap Growth
     Salomon All Cap
     T. Rowe Price Dividend Growth
     T. Rowe Price Small Cap
     Van Kampen Emerging Growth

ALLIANCE VARIABLE PRODUCTS SERIES
FUND, INC. - CLASS B
     Alliance Growth & Income Portfolio
     Alliance Premier Growth Portfolio

ENDEAVOR SERIES TRUST
     Capital Guardian Global Portfolio
     Capital Guardian U.S. Equity Portfolio
     Capital Guardian Value Portfolio
     Dreyfus Small Cap Value Portfolio
     Dreyfus U.S. Government Securities Portfolio
     Endeavor Asset Allocation Portfolio
     Endeavor Money Market Portfolio
     Endeavor Enhanced Index Portfolio
     Endeavor High Yield Portfolio
     Endeavor Janus Growth Portfolio
     Jennison Growth Portfolio
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Growth Stock Portfolio
     T. Rowe Price International Stock Portfolio

 JANUS ASPEN SERIES - SERVICE SHARES
     Janus Aspen - Aggressive Growth Portfolio
     Janus Aspen - Strategic Value Portfolio
     Janus Aspen - Worldwide Growth Portfolio

TRANSAMERICA VARIABLE
INSURANCE FUND, INC.
     Transamerica VIF Growth Portfolio
     Transamerica VIF Small Company Portfolio

VARIABLE INSURANCE PRODUCTS FUND
(VIP) - SERVICE CLASS 2
     Fidelity - VIP Equity-Income Portfolio
     Fidelity - VIP Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND III
(VIP III) - SERVICE CLASS 2
     Fidelity - VIP III Growth Opportunities Portfolio
     Fidelity - VIP III Mid Cap Portfolio

TABLE OF CONTENTS                                            Page
GLOSSARY OF TERMS......................................

SUMMARY................................................

ANNUITY POLICY FEE TABLE...............................

EXAMPLES...............................................

1.   THE ANNUITY POLICY................................

2.   PURCHASE..........................................
     Policy Issue Requirements.........................
     Premium Payments..................................
     Initial Premium Requirements......................
     Additional Premium Payments.......................
     Maximum Total Premium Payments....................
     Allocation of Premium Payments....................
     Policy Value......................................

3.   INVESTMENT CHOICES................................
     The Separate Account..............................
     The Fixed Account.................................
     Transfers.........................................

4.   PERFORMANCE.......................................

5.   EXPENSES..........................................
     Surrender Charges.................................
     Excess Interest Adjustment........................
     Mortality and Expense Risk Fees...................
     Administrative Charges............................
     Premium Taxes.....................................
     Federal, State and Local Taxes....................
     Transfer Fee......................................
     Managed Annuity Program...........................
     Initial Payment Guarantee.........................
     Additional Death Distribution.....................
     Portfolio Fees and Expenses.......................

6.   ACCESS TO YOUR MONEY..............................
     Surrenders........................................
     Delay of Payment and Transfers....................
     Excess Interest Adjustment........................

7.   ANNUITY PAYMENTS
     (THE INCOME PHASE)................................
     Annuity Payment Options...........................

8.   DEATH BENEFIT.....................................
     When We Pay A Death Benefit.......................
     When We Do Not Pay A Death Benefit................
     Deaths After the Annuity Commencement Date........
     Succession of Ownership...........................
     Amount of Death Benefit...........................
     Guaranteed Minimum Death Benefit..................
     Adjusted Partial Surrender........................

9.   TAXES.............................................
     Annuity Policies in General.......................
     Qualified and Nonqualified Policies...............
     Surrenders - Qualified Policies...................
     Surrenders - 403(b) Policies......................
     Diversification and Distribution Requirements.....
     Surrenders - Nonqualified Policies................
     Taxation of Death Benefit Proceeds................
     Annuity Payments..................................
     Annuity Contracts Purchased by Nonresident Aliens
        and Foreign Corporations.......................
     Transfers, Assignments or Exchanges of Policies...
     Possible Tax Law Changes..........................
     Separate Account Charges..........................

10.  ADDITIONAL FEATURES...............................
     Systematic Payout Option..........................
     Family Income Protector...........................
     Managed Annuity Program...........................
     Initial Payment Guarantee.........................
     Additional Death Distribution.....................
     Nursing Care and Terminal Condition
       Withdrawal Option...............................
     Unemployment Waiver...............................
     Telephone Transactions............................
     Dollar Cost Averaging Program.....................
     Asset Rebalancing.................................

11.  OTHER INFORMATION.................................
     Ownership.........................................
     Assignment........................................
     Transamerica Life Insurance Company...............
     The Separate Account..............................
     Mixed and Shared Funding..........................
     Exchanges and Reinstatements......................
     Voting Rights.....................................
     Distributor of the Policies.......................
     IMSA..............................................
     Legal Proceedings.................................

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL
INFORMATION............................................

APPENDIX A
Condensed Financial Information........................

APPENDIX B
Historical Performance Data............................

APPENDIX C
Policy Variations......................................

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustment.


Annuitant--The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.


Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).


Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.


Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner-- The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments; minus
 .  partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
 .  interest credited in the fixed account; plus
 .  accumulated gains in the separate account; minus
 .  losses in the separate account; minus


 . service charges, rider fees, premium taxes, transfer fees, and any other charges, if any.


Policy Year--A policy year begins on the policy date and on each policy anniversary.

Separate Account--Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.


You (Your)--the owner of the contract.


              (Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.   THE ANNUITY POLICY


The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: forty subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.


This policy currently offers forty subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.


The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with at least 2% annual interest for all amounts allocated to the fixed account.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.


2.   PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.   INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Alger Aggressive Growth
American Century Income & Growth
American Century International
Gabelli Global Growth
Goldman Sachs Growth
Great Companies - America(SM)
Great Companies - Global/2/
Great Companies - Technology(SM)
NWQ Value Equity
Pilgrim Baxter Mid Cap Growth
Salomon All Cap
T. Rowe Price Dividend Growth
T. Rowe Price Small Cap
Van Kampen Emerging Growth
Alliance Growth & Income Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Capital Guardian Global Portfolio
Capital Guardian U.S. Equity Portfolio
Capital Guardian Value Portfolio
Dreyfus Small Cap Value Portfolio
Dreyfus U.S. Government Securities Portfolio
Endeavor Asset Allocation Portfolio
Endeavor Money Market Portfolio
Endeavor Enhanced Index Portfolio
Endeavor High Yield Portfolio
Endeavor Janus Growth Portfolio
Jennison Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio
T. Rowe Price International Stock Portfolio
Janus Aspen - Aggressive Growth Portfolio - Service Shares
Janus Aspen - Strategic Value Portfolio - Service Shares
Janus Aspen - Worldwide Growth Portfolio - Service Shares
Transamerica VIF Growth Portfolio
Transamerica VIF Small Company Portfolio
Fidelity - VIP Equity-Income Portfolio - Service Class 2
Fidelity - VIP Growth Portfolio - Service Class 2
Fidelity - VIP II Contrafund(R) Portfolio - Service Class 2
Fidelity - VIP III Growth Opportunities Portfolio - Service Class 2 Fidelity - VIP III Mid Cap Portfolio - Service Class 2

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.


We currently allow you to transfer money between any of the investment choices. While we currently do not charge for transfers, we reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limits on transfers.


4.   PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.   EXPENSES


Note: The following discussion only applies to policies issued after May 1, 2002. See Appendix C for older policies.


No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.


Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the "Return of Premium Death Benefit") or 1.55% (if you choose the "Double Enhanced Death Benefit") from the assets in each subaccount.


During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.


Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%,

If you elect the Managed Annuity Program, there is an annual fee during the accumulation phase of 0.45% of the minimum income base. If you receive annuity payments under the rider, then there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Initial Payment Guarantee when you annuitize, there is a daily fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution, there is an annual fee during the accumulation phase of 0.25% of the policy value.


The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios.

6.   ACCESS TO YOUR MONEY


You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may, free of surrender charges once each policy year, take out up to the greater of:

 . 10% of your premium payments less surrenders deemed to be from premium; or . any gains in the policy.


Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.


The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

If you have policy value in the fixed account, you may also take out cumulative interest credited free of excess interest adjustments.


Access to amounts held in qualified policies may be restricted or prohibited.


Unless you elect the Life with Emergency Cash(SM) annuity payment option, you can not take money out during the income phase, although you will be receiving annuity payments.


7.   ANNUITY PAYMENTS  (THE INCOME PHASE)


The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Managed Annuity Program and Initial Payment Guarantee are available as optional riders and they guarantee a minimum amount for each payment.


8.   DEATH BENEFIT


If the annuitant dies before the income phase begins, then a death benefit will become payable.


Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You generally may choose one of the following guaranteed minimum death benefits when you purchase the policy:

 .  Double Enhanced;
 .  Return of Premium.


Charges are lower for the Return of Premium Death Benefit than they are for the other death benefit.

These choices are restricted for annuitants and owners over age 80.


After the policy is issued, the guaranteed minimum death benefit cannot be changed.


If the owner is not the annuitant, no death benefit is paid if the owner dies.


The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.


9.   TAXES


Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. For nonqualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.


10.  ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:


 .    You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "Systematic Payout Option" ("SPO"). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 .    You can elect an optional rider that guarantees you a minimum income base.
     This feature is called the "Managed Annuity Program" ("MAP"). There is an extra charge for this rider.

 .    You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 80% of the initial variable annuity payment. This feature is called the "Initial Payment Guarantee" ("IPG"). There is an extra charge for this rider.

 .    You can elect an optional rider that pays an amount in addition to the policy death benefit in certain circumstances. This feature is called the "Additional Death Distribution" ("ADD"). There is an extra charge for this rider.

 .    Under certain medically related circumstances, you may surrender all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option."

 .    Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "Unemployment Waiver."

 .    You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

 .    You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "Dollar Cost Averaging."

 .    We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "Asset Rebalancing."


These features may not be available in all states, may vary by state and may not be suitable for your particular situation.

11.  OTHER INFORMATION


Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.


No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.


There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Managed Annuity Program, Additional Death Benefit and the Initial Payment Guarantee, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after May 1, 2002. See Appendix C for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description of this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state. Also see Appendix C for a summary of some variations.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2002) is in Appendix A to this prospectus.

12.  INQUIRIES

If you need more information, please contact us at:
     Administrative and Service Office
     Financial Markets Division
     Variable Annuity Department
     Transamerica Life Insurance Company
     4333 Edgewood Road NE
     P.O. Box 3183
     Cedar Rapids, IA 52406-3183

You may check your policy at www.talife.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site.

====================================================================================================================================
                                                     ANNUITY POLICY FEE TABLE
====================================================================================================================================
                                                                                   Separate Account Annual Expenses
               Policy Owner Transaction Expenses                              (as a percentage of average account value)
------------------------------------------------------------------------------------------------------------------------------------
 Sales Load On Purchase Payments.........................      0    Mortality and Expense Risk Fee/(6)/................    1.15%
 Maximum Surrender Charge                                           Administrative Charge..............................    0.15%
   (as a % of premium payments surrendered)/(1)/.........      8%   TOTAL SEPARATE ACCOUNT
 Annual Service Charge/(2)/...............    $0 - $35 Per Policy   ANNUAL EXPENSES....................................    1.30%
 Transfer Fee/(3)/................................       $0 - $10
                                                                    Optional Separate Account Expenses:
                                                                    ----------------------------------
 Optional Rider Expenses:                                           Double Enhanced Death Benefit Fee/(7)/.............    0.25%
 -----------------------
 Managed Annuity Program Fee/(4)/........................   0.45%   TOTAL SEPARATE ACCOUNT ANNUAL
 Additional Death Distribution Fee/(5)/..................   0.25%     EXPENSES WITH HIGHEST OPTIONAL
                                                                      SEPARATE ACCOUNT EXPENSES/(8)/...................    1.55%
====================================================================================================================================
                                                  Portfolio Annual Expenses/(9)/
                    (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Total
                                                                                                  Rule              Portfolio
                                                      Management             Other               12b-1                Annual
                                                         Fees               Expenses              Fees               Expenses
------------------------------------------------------------------------------------------------------------------------------------
 Alger Aggressive Growth
 American Century Income & Growth
 American Century International
 Gabelli Global Growth
 Goldman Sachs Growth
 Great Companies - America/(SM)/
 Great Companies - Global/2/
 Great Companies - Technology/(SM)/
 Janus Global (A/T) /(10)/
 NWQ Value Equity
 Pilgrim Baxter Mid Cap Growth
 Salomon All Cap
 T. Rowe Price Dividend Growth
 T. Rowe Price Small Cap
 Van Kampen Emerging Growth
 Alliance Growth & Income - Class B
 Alliance Premier Growth -  Class B
 Capital Guardian Global
 Capital Guardian U.S. Equity
 Capital Guardian Value
 Dreyfus Small Cap Value
 Dreyfus U.S. Government Securities
 Endeavor Asset Allocation
 Endeavor Money Market
 Endeavor Enhanced Index
 Endeavor High Yield
 Endeavor Janus Growth
 Jennison Growth
 T. Rowe Price Equity Income
 T. Rowe Price Growth Stock
 T. Rowe Price International Stock
 Janus Aspen - Aggressive Growth - Service Shares
 Janus Aspen - Strategic Value - Service Shares
 Janus Aspen - Worldwide Growth - Service Shares
 Transamerica VIF Growth
 Transamerica VIF Small Company
====================================================================================================================================

====================================================================================================================================
                                                ANNUITY POLICY FEE TABLE CONT....
====================================================================================================================================
                                                                                   Separate Account Annual Expenses
               Policy Owner Transaction Expenses                              (as a percentage of average account value)
------------------------------------------------------------------------------------------------------------------------------------
 Sales Load On Purchase Payments.........................      0    Mortality and Expense Risk Fee/(6)/................    1.15%
 Maximum Surrender Charge                                           Administrative Charge..............................    0.15%
   (as a % of premium payments surrendered)/(1)/.........      8%   TOTAL SEPARATE ACCOUNT
 Annual Service Charge/(2)/...............    $0 - $35 Per Policy   ANNUAL EXPENSES....................................    1.30%
 Transfer Fee/(3)/................................       $0 - $10
                                                                     Optional Separate Account Expenses:
                                                                     ----------------------------------
 Optional Rider Expenses:                                            Double Enhanced Death Benefit Fee/(7)/............    0.25%
 -----------------------
 Managed Annuity Program Fee/(4)/........................   0.45%    TOTAL SEPARATE ACCOUNT ANNUAL
 Additional Death Distribution Fee/(5)/..................   0.25%      EXPENSES WITH HIGHEST OPTIONAL
                                                                       SEPARATE ACCOUNT EXPENSES/(8)/..................    1.55%
====================================================================================================================================
                                                  Portfolio Annual Expenses/(9)/
                    (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Total
                                                                                                  Rule              Portfolio
                                                      Management             Other               12b-1                Annual
                                                         Fees               Expenses              Fees               Expenses
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Equity-Income - Service Class 2
 Fidelity - VIP Growth - Service  Class 2
 Fidelity - VIP II Contrafund(R) - Service Class 2
 Fidelity - VIP III Growth Opportunities - Service Class 2
 Fidelity - VIP III Mid Cap - Service Class 2
====================================================================================================================================


/(1)/ The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made, from 8% in the year in which the premium payment was made, to 0% in the seventh year after the premium payment was made. If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

/(2)/ The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender.

/(3)/ The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.


/(4)/ The Managed Annuity Program fee is 0.45% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.

/(5)/ The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

/(6)/ The mortality and expense risk fee shown (1.15%) is for the "Return of Premium Death Benefit."

/(7)/ The fee for the "Double Enhanced Death Benefit" is in addition to the mortality and expense risk fee (1.15%).

/(8)/    The Double Enhanced Death Benefit fee is included herein.

/(9)/ The fee table information relating to the underlying funds is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

/(10)/ Effective September 1, 2000, the Janus Global (A/T) subaccount was closed to new investors.

EXAMPLES - TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming no optional riders or features have been selected:


The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit

B = Double Enhanced Death Benefit



====================================================================================================================================
                                                                                                  If the Policy is annuitized at
                                                            If the Policy is surrendered          the end of the applicable time
                                                            at the end of the applicable        period or if the Policy is simply
                                                                    time period.                 kept in the accumulation phase.
                                                        ----------------------------------------------------------------------------
Subaccounts                                                1        3         5         10        1        3         5        10
                                                         Year     Years     Years     Years     Year     Years     Years    Years
------------------------------------------------------------------------------------------------------------------------------------
 Alger Aggressive Growth                           A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 American Century Income & Growth                  A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 American Century International                    A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Gabelli Global Growth                             A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Growth                              A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Great Companies - America(SM)                     A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Great Companies - Global/2/                       A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Great Companies - Technology(SM)                  A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Janus Global (A/T)                                A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 NWQ Value Equity                                  A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Pilgrim Baxter Mid Cap Growth                     A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Salomon All Cap                                   A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Dividend Growth                     A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap                           A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Van Kampen Emerging Growth                        A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Alliance Growth & Income - Class B                A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Alliance Premier Growth - Class B                 A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Global                           A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian U.S. Equity                      A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Value                            A
                                                   .................................................................................
                                                   B
====================================================================================================================================

EXAMPLES - TABLE A - continued.....


====================================================================================================================================
                                                                                                  If the Policy is annuitized at
                                                            If the Policy is surrendered          the end of the applicable time
                                                            at the end of the applicable        period or if the Policy is simply
                                                                    time period.                 kept in the accumulation phase.
                                                        ----------------------------------------------------------------------------
Subaccounts                                                1        3         5         10        1        3         5        10
                                                         Year     Years     Years     Years     Year     Years     Years    Years
------------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Small Cap Value                           A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Dreyfus U.S. Government Securities                A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor Asset Allocation                         A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor Money Market                             A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor Enhanced Index                           A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor High Yield                               A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor Janus Growth                             A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Jennison Growth                                   A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Income                       A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth Stock                        A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price International Stock                 A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Aggressive Growth -                 A
                                                   .................................................................................
   Service Shares                                  B
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Strategic Value -                   A
                                                   .................................................................................
   Service Shares                                  B
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Worldwide Growth -                  A
                                                   .................................................................................
   Service Shares                                  B
------------------------------------------------------------------------------------------------------------------------------------
 Transamerica VIF Growth                           A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Transamerica VIF Small Company                    A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Equity-Income                      A
                                                   .................................................................................
   Service Class 2                                 B
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Growth                             A
                                                   .................................................................................
   Service Class 2                                 B
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP II Contrafund(R)                   A
                                                   .................................................................................
   Service Class 2                                 B
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Growth Opportunities           A
                                                   .................................................................................
   Service Class 2                                 B
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Mid Cap                        A
                                                   .................................................................................
   Service Class 2                                 B
====================================================================================================================================

EXAMPLES - TABLE B


You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, assuming both the Managed Annuity Program and the Additional Death Distribution have been selected:


The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit

B = Double Enhanced Death Benefit



====================================================================================================================================
                                                                                                  If the Policy is annuitized at
                                                            If the Policy is surrendered          the end of the applicable time
                                                            at the end of the applicable        period or if the Policy is simply
                                                                    time period.                 kept in the accumulation phase.
                                                        ----------------------------------------------------------------------------
Subaccounts                                                1        3         5         10        1        3         5        10
                                                         Year     Years     Years     Years     Year     Years     Years    Years
------------------------------------------------------------------------------------------------------------------------------------
 Alger Aggressive Growth                           A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 American Century Income & Growth                  A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 American Century International                    A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Gabelli Global Growth                             A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Growth                              A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Great Companies - America(SM)                     A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Great Companies - Global/2/                       A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Great Companies - Technology(SM)                  A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Janus Global (A/T)                                A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 NWQ Value Equity                                  A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Pilgrim Baxter Mid Cap Growth                     A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Salomon All Cap                                   A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Dividend Growth                     A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap                           A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Van Kampen Emerging Growth                        A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Alliance Growth & Income - Class B                A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Alliance Premier Growth - Class B                 A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Global                           A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian U.S. Equity                      A
                                                   .................................................................................
                                                   B
====================================================================================================================================

EXAMPLES - TABLE B - continued.....


====================================================================================================================================
                                                                                                  If the Policy is annuitized at
                                                            If the Policy is surrendered          the end of the applicable time
                                                            at the end of the applicable        period or if the Policy is simply
                                                                    time period.                 kept in the accumulation phase.
                                                        ----------------------------------------------------------------------------
Subaccounts                                                1        3         5         10        1        3         5        10
                                                         Year     Years     Years     Years     Year     Years     Years    Years
------------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Value                            A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Dreyfus Small Cap Value                           A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Dreyfus U.S. Government Securities                A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor Asset Allocation                         A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor Money Market                             A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor Enhanced Index                           A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor High Yield                               A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Endeavor Janus Growth                             A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Jennison Growth                                   A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Income                       A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth Stock                        A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price International Stock                 A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Aggressive Growth -                 A
                                                   .................................................................................
   Service Shares                                  B
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Strategic Value -                   A
                                                   .................................................................................
   Service Shares                                  B
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Worldwide Growth -                  A
                                                   .................................................................................
   Service Shares                                  B
------------------------------------------------------------------------------------------------------------------------------------
 Transamerica VIF Growth                           A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Transamerica VIF Small Company                    A
                                                   .................................................................................
                                                   B
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Equity-Income                      A
                                                   .................................................................................
   Service Class 2                                 B
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Growth                             A
                                                   .................................................................................
   Service Class 2                                 B
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP II Contrafund(R)                   A
                                                   .................................................................................
   Service Class 2                                 B
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Growth Opportunities           A
                                                   .................................................................................
   Service Class 2                                 B
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Mid Cap                        A
                                                   .................................................................................
   Service Class 2                                 B
====================================================================================================================================

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2001 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of ______% based on average policy value of $_____________ (as of December 31, 2001).

1.   THE ANNUITY POLICY


This prospectus describes the Transamerica Landmark Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after May 1, 2002. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix C.


An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.


The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.


The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable portion. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Managed Annuity Program or the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments.


The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.   PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:
 . Transamerica receives all information needed to issue the policy; . Transamerica receives a minimum initial premium payment; and . The annuitant, owner, and any joint owner are age 90 or younger.


We reserve the right to reject any application or premium payment.


Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements


The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments


You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.


Maximum Total Premium Payments


Cumulative premium payments above $1,000,000 require prior approval by Transamerica.


Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.


If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.


You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to premium payments received on or after the date we receive the change request.


You could lose the amount you allocate to the variable subaccounts.


Policy Value


You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.


3.   INVESTMENT CHOICES

The Separate Account

There are currently forty variable subaccounts available under the policy for new investors.

The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC.
Subadvised by Fred Alger Management, Inc.
     Alger Aggressive Growth
Subadvised by American Century Investment
Management, Inc.
     American Century Income & Growth
     American Century International
Subadvised by Gabelli Asset Management Company
     Gabelli Global Growth
Subadvised by Goldman Sachs Asset Management
     Goldman Sachs Growth
Subadvised by Great Companies, L.L.C.
     Great Companies - America(SM)
     Great Companies - Global/2/
     Great Companies - Technology(SM)
Subadvised by NWQ Investment Management
Company, Inc.
     NWQ Value Equity
Subadvised by Pilgrim Baxter & Associates, Ltd.
     Pilgrim Baxter Mid Cap Growth
Subadvised by Salomon Brothers Asset Management Inc
     Salomon All Cap
Subadvised by T. Rowe Price Associates, Inc.
     T. Rowe Price Dividend Growth
     T. Rowe Price Small Cap
Subadvised by Van Kampen Asset Management Inc.
     Van Kampen Emerging Growth

ALLIANCE VARIABLE PRODUCTS SERIES
FUND, INC. - CLASS B
Managed by Alliance Capital Management L.P.
     Alliance Growth & Income Portfolio
     Alliance Premier Growth Portfolio

ENDEAVOR SERIES TRUST
Subadvised by Capital Guardian Trust Company
     Capital Guardian Global Portfolio
     Capital Guardian U.S. Equity Portfolio
     Capital Guardian Value Portfolio
Subadvised by The Dreyfus Corporation
     Dreyfus Small Cap Value Portfolio
     Dreyfus U.S. Government Securities Portfolio
Subadvised by Morgan Stanley Asset Management
     Endeavor Asset Allocation Portfolio
     Endeavor Money Market Portfolio
Subadvised by J.P. Morgan Investment Management Inc.
     Endeavor Enhanced Index Portfolio
Subadvised by Massachusetts Financial Services Company
     Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
     Endeavor Janus Growth Portfolio
Subadvised by Jennison Associates LLC
     Jennison Growth Portfolio
Subadvised by T. Rowe Price Associates, Inc.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Growth Stock Portfolio
Subadvised by T. Rowe Price International, Inc.
     T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES -  SERVICE SHARES
Managed by Janus Capital Corporation
     Janus Aspen - Aggressive Growth Portfolio
     Janus Aspen - Strategic Value Portfolio
     Janus Aspen - Worldwide Growth Portfolio

TRANSAMERICA VARIABLE
INSURANCE FUND, INC.
Managed by Transamerica Investment Management, LLC
     Transamerica VIF Growth Portfolio
     Transamerica VIF Small Company Portfolio

VARIABLE INSURANCE PRODUCTS FUND -
SERVICE CLASS 2
Managed by Fidelity Management & Research Company
     Fidelity - VIP Equity-Income Portfolio
     Fidelity - VIP Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND II -
SERVICE CLASS 2
Managed by Fidelity Management & Research Company
     Fidelity - VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III - SERVICE CLASS 2
Managed by Fidelity Management & Research Company
     Fidelity - VIP III Growth Opportunities Portfolio
     Fidelity - VIP III Mid Cap Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if any such owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC. ("A/T")
Subadvised by Janus Capital Corporation
     Janus Global


The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or underlying funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectus for the underlying funds, which accompany this prospectus. You should read the prospectuses for the underlying funds carefully before you invest.


We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different funds or portfolios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.


We guarantee that the interest credited to the fixed account will not be less than 2% per year. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 2% per year, however. We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than 2% per year.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than 90% of your fixed account premiums accumulated at 3% less prior surrenders and transfers.


If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations. Transfers out of a guaranteed period option of the fixed account are limited to the following:

 .    Transfers at the end of a guaranteed period, if you notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in that guaranteed period option to another investment choice.
     No excess interest adjustment will apply.
 .    Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
 .    Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Transfers out of a subaccount must be at least $500, or the entire subaccount value. Transfers of guaranteed period option amounts equal to interest credited must be at least $50. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.


Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 2.0% (the guaranteed minimum).

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."


The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order. We may impose other limitations or restrictions on transfers by some or all policy owners or specifically prohibit transfers by any owner who, in our view, has abused or appears likely to abuse the transfer privilege.


4.   PERFORMANCE


Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges from options or riders. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.


We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.


5.   EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). Cash value is the adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.


After the first year, you can surrender up to the greater of 10% of your premium payments (less partial surrenders deemed to be from premium) or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

-------------------------------------------------------
      Number of Years             Surrender Charge
       Since Premium            (as a percentage of
        Payment Date            premium surrendered)
-------------------------------------------------------
           0 - 1                        8%
-------------------------------------------------------
           1 - 2                        8%
-------------------------------------------------------
           2 - 3                        7%
-------------------------------------------------------
           3 - 4                        6%
-------------------------------------------------------
           4 - 5                        5%
-------------------------------------------------------
           5 - 6                        4%
-------------------------------------------------------
           6 - 7                        3%
-------------------------------------------------------
         7 or more                      0
-------------------------------------------------------


For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of $30,000 - $10,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any negative excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.


For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.


Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.


Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

Excess Interest Adjustment


Surrenders of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 2% per year or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.


Mortality and Expense Risk Fee


We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%, for the Double Enhanced Death Benefit, the mortality and expense risk fee is 0.25% higher at an annual rate of 1.40%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.


If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy. This charge is equal to an annual rate of 0.15% of the daily net asset value of the separate account during both the accumulation phase and the income phase.

In addition, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
 .    you begin receiving annuity payments;
 .    you surrender the policy; or

 .    the annuitant dies and a death benefit is paid.


Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee


You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Managed Annuity Program

If you elect the Managed Annuity Program, there is an annual rider fee during the accumulation phase of 0.45% of the minimum income base, and a guaranteed payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.


Additional Death Distribution


If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.


Portfolio Fees and Expenses


The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A list of these expenses is found in the "Fee Table" section of this prospectus. See the prospectuses for the underlying funds for more information.


6.   ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:
 .    by making a surrender (either a complete or partial surrender); or
 .    by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

After one year, you may take up to the greater of 10% of your premium payments (less partial surrenders deemed to be premium) or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and will reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial, unless you elect a Life With Emergency Cash(SM) payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date Transamerica receives all required information. Transamerica may defer such payment from the separate account if:
 .    the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
 .    an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .    the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment


Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.


Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. There will be no excess interest adjustment on any of the following:
 .    surrenders of cumulative interest credited;
 .    nursing care and terminal condition surrenders;

 .    Unemployment Waiver;

 .    surrenders to satisfy any minimum distribution requirements; and

 .    Systematic Payout Option payments, which do not exceed cumulative interest credited.


Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.


An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The excess interest adjustment may vary by state and may not be applicable in all states.

7.   ANNUITY PAYMENTS
     (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95). The earliest annuity commencement date is 30 days after you purchase your policy.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below (these options are not available under the Managed Annuity Program). You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments (under some circumstances, the Managed Annuity Program could provide a higher annuitization value). If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes only occur annually under the Managed Annuity Program and Initial Payment Guarantee.


A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we
-----------------------------------
use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time you and Transamerica agree to. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments
-----------------------------------------------
only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3--Life Income. You may choose between:
-----------------------------
 .    No Period Certain (fixed or variable)--Payments will be made only during the annuitant's lifetime.
 .    10 Years Certain (fixed or variable)--Payments will be made for the longer of the annuitant's lifetime or ten years.
 .    Guaranteed Return of Policy Proceeds (fixed only)--Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

 .    Life with Emergency Cash(SM) (fixed or variable)--Payments will be made during the annuitant's lifetime. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized premium. The Life with Emergency Cash(SM) benefit will continue through age 100 of the annuitant. The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.)


Payment Option 4--Income of a Specified Amount. Payments are made for any
----------------------------------------------
specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.


Payment Option 5--Joint and Survivor Annuity. You may choose between:
--------------------------------------------
 .    No Period Certain (fixed or variable)--Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

 .    Life with Emergency Cash(SM) (fixed or variable)--Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection.

     Payments will be made as long as either person is living. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized premium. The Life with Emergency Cash(SM) benefit will continue through age 100 of the annuitant. The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)

NOTE CAREFULLY:


IF:
 .    you choose Life Income with No Period Certain or a Joint and Survivor
     Annuity with No Period Certain; and
 .    the annuitant dies before the due date of the second (third, fourth, etc.)
     annuity payment;
THEN:
 .    we may make only one (two, three, etc.) annuity payments.

IF:
 .    you choose Income for a Specified Period, Life Income with 10 years
     Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 .    the person receiving payments dies prior to the end of the guaranteed period;
THEN:
 .    the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

However, IF:
 .    You choose Life with Emergency Cash(SM); and
 .    The annuitant dies before age 100.
THEN:

 .    A Life with Emergency Cash(SM) death benefit will be paid.


We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

8.   DEATH BENEFIT


We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.


When We Pay A Death Benefit

We will pay a death benefit IF:
 .    you are both the annuitant and sole owner of the policy; and

 .    you die before the annuity commencement date.


We will pay a death benefit to you (owner) IF:
 .    you are not the annuitant; and
 .    the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.


When We Do Not Pay A Death Benefit


We will not pay a death benefit IF:

 .    you are not the annuitant; and
 .    you die prior to the annuity commencement date.


Please note the new owner (unless it is your spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .    you are not the annuitant; and
 .    you die on or after the annuity commencement date; and
 .    the entire interest in the policy has not been paid to you;
THEN:
 .    the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
 .    You are receiving annuity payments under the Life with Emergency
 .    Cash(SM); and
 .    The annuitant dies before age 100.
THEN:
 .    A Life with Emergency Cash(SM) death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
 .    any surviving owner;
 .    primary beneficiary;
 .    contingent beneficiary; or
 .    owner's estate.


Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:
 .    policy value on the date we receive the required information; or
 .    cash value on the date we receive the required information (this could be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or
 .    guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit


NOTE: The following generally applies, depending on the state of issue, to policies issued after May 1, 2002. For other policies, see Appendix C.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).


After the policy is issued, you cannot make an election and the death benefit cannot be changed.

There is an extra charge for guaranteed minimum death benefit A.


A.   Double Enhanced Death Benefit


     The death benefit under this option is the greater of 1 or 2 below:

     1.   The 6% Annually Compounding through age 80 Death Benefit is:
          .    the total premium payments; less
          .    any adjusted partial surrenders; plus

          . interest at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.

     2.   The Monthly Step-Up through age 80 Death Benefit is equal to:

          . the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81/st/ birthday; plus

          . any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus
          . any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

               This benefit is not available if the owner or annuitant is age 81 or older on the policy date.


B    Return of Premium Death Benefit


     The Return of Premium Death Benefit is:
     .    total premium payments; less
     . any adjusted partial surrenders (discussed below) as of the date of death.

     The Return of Premium Death Benefit will be in effect if you do not choose the other death benefit option on the policy application. The charges are lower for this option than for the other.

IF, under either death benefit option:

 .    the surviving spouse (as beneficiary or sole-surviving owner) elects to continue the policy instead of receiving the death benefit; and

 .    the guaranteed minimum death benefit is greater than the policy value;
THEN:
 .    we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender


When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. For certain death benefits, an amount will be available free of adjustments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as "adjusted partial surrender" in your policy.


9.   TAXES


NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your policy until a distribution occurs--either as a surrender or as annuity payments and tax deferral will not apply.


When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy. Qualified policies are issued in connection with the following plans:
 .    Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 .    Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.
 .    Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-
     employed individuals can establish
     pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.
 .    Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 .    the amount that can be contributed to the policy during any year;

 .    the time when amounts can be paid from the policy; and
 .    the amount of any death benefit that may be allowed.


In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders--403(b) Policies

The Internal Revenue Code limits surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:
 .    reaches age 59 1/2;
 .    leaves his/her job;
 .    dies;
 .    becomes disabled (as that term is defined in the Internal Revenue Code); or
 .    declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders--Nonqualified Policies


If you make a surrender (including Systematic Payouts) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed, but the tax treatment of excess interest adjustments is uncertain. You should consult a tax advisor if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract," which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:
 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.


If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.


It is unclear whether stabilized annuity payments under the Managed Annuity Program or the Initial Payment Guarantee Rider should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.


Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations


The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.


Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges


It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Additional Death Distribution as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with the Additional Death Distribution or any other optional benefit provided under the policy should be treated as taxable surrenders we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.


10. ADDITIONAL FEATURES

Systematic Payout Option


You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:

(1) is up to 10% (annually) of your premium (less partial surrenders deemed to be premium); and
(2)  is any gains in the policy.

This amount may be taken free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Family Income Protector

The feature formerly known as the Family Income Protector is now known as the Managed Annuity Program. See the details below. Please note that if you upgrade your minimum annuitization value under the Family Income Protector, you will receive the Managed Annuity Program.

Managed Annuity Program

The optional Managed Annuity Program assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option. The Managed Annuity Program also guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are age 91 or older (earlier, if required by state law). You also have the option to upgrade your minimum income base.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date
-------------------
the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:
 .  the minimum income base on the rider date; plus
 .  any subsequent premium payments; minus
 .  any subsequent surrenders;
 .  each of which is accumulated at the annual growth rate from the date of each transaction; minus
 .  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any other annuity payment options. The Managed Annuity Program payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
 .   You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
 .   The annuitant dies before the due date of the second (third, fourth, etc.)
    annuity payment;
THEN:
 .   We will make only one (two, three, etc.) annuity payments.

IF:
 .   You annuitize using the Managed Annuity Program before the 10/th/ rider anniversary;
THEN:
 .   the first payment will be calculated with an annuity factor age adjustment.
    See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity
-----------------------------
Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age. This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. If you are over 84 when you elect the rider or upgrade your minimum income base (earlier if required by state law), you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:

------------------------------------------------------------
     Number of Years             Age Adjustment:
        Since the           Number of Years Subtracted
       Rider Date                 from Your Age
------------------------------------------------------------
           0-1                         10
------------------------------------------------------------
           1-2                          9
------------------------------------------------------------
           2-3                          8
------------------------------------------------------------
           3-4                          7
------------------------------------------------------------
           4-5                          6
------------------------------------------------------------
           5-6                          5
------------------------------------------------------------
           6-7                          4
------------------------------------------------------------
           7-8                          3
------------------------------------------------------------
           8-9                          2
------------------------------------------------------------
           9-10                         1
------------------------------------------------------------
  more than 10                          0
------------------------------------------------------------

Managed Annuity Program Annuity Payments. The minimum income base is used solely
----------------------------------------
to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% assumed investment return that is used with the regular annuity payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program includes the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee also provides for a minimum payout level, and it uses actuarial criteria (such as a 5.0% assumed investment return) that provide for higher payment levels for a given policy value than the Managed Annuity Program. You should carefully consider these factors, since electing annuity payments under the Managed Annuity Program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the
---------------------------
policy value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
 .  the new fees, thresholds and factors may be higher (or lower) than before;
   and
 .  the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base at the time you elect the upgrade.

Conditions of Exercise of the Managed Annuity Program. You can only annuitize
-----------------------------------------------------
using the Managed Annuity Program within the 30 days after a policy anniversary after the Managed Annuity Program is elected. You cannot, however, annuitize using the Managed Annuity Program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

NOTE CAREFULLY:
 .  If you annuitize at any time other than indicated above, you cannot use the
   Managed Annuity Program.
 . If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed
--------------------------------------
Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Fee. A rider fee, currently 0.45% of the minimum income
---------------------------
base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum income base. We may change this threshold in the future.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The Managed Annuity Program will terminate upon the earliest of the
-----------
following:
 . the date we receive written notice from you requesting termination of the Managed Annuity Program (you may not terminate the rider before the first rider anniversary);
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the Managed Annuity Program);

 . upgrade of the minimum income base (although a new rider will be issued); . termination of your policy; or . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The Managed Annuity Program described in this prospectus uses a 3.0% assumed investment return to calculate the first payment. Therefore, for a given dollar amount of policy value applied to an annuity payment option, the initial payment will be lower with the Managed Annuity Program than with the Initial Payment Guarantee.

The Managed Annuity Program may vary by state and may not be available in all states.

For policies sold in New Jersey, certain provisions of the Managed Annuity Program differ from the above description. New Jersey residents should see the separate supplement describing the Managed Annuity Program for New Jersey.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 80%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in
---------
addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only
--------------------------
at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5.0% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5.0%. The payments will increase if actual investment performance exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.
-----------

The Initial Payment Guarantee benefit may vary by state and may not be available in all states.


Additional Death Distribution

The optional Additional Death Distribution pays an Additional Death Distribution amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, under certain circumstances. The Additional Death Distribution will not be paid unless (a) the rider in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The Additional Death Distribution is available for issue ages through age 80.

Additional Death Distribution Amount. The Additional Death Distribution is only
------------------------------------
payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
 . the Additional Death Distribution factor (see below) multiplied by . the rider earnings on the date the death benefit is calculated.


Rider earnings equal:
 .  the policy death benefit; minus
 .  policy value on the rider date; minus
 .  premium payments after the rider date; plus
 . surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see the SAI for an example which illustrates the Additional Death Distribution payable as well as the effect of a surrender on the Additional Death Distribution.


Spousal Continuation.  If a spouse elects to continue the policy instead of
--------------------
receiving a death benefit and Additional Death Distribution, the spouse has the following options:


 . Continue the policy and receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as he or she is under the age of 81, however, it would only cover gains from the time of such election going forward; or
 . Continue the policy without the one-time policy value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the Additional Death Distribution based on gains since the rider was issued, not just since the time of the first death. If the rider is terminated prior to this death, no Additional Death Distribution is payable.

Rider Fee. A rider fee, currently 0.25% of the policy value, is deducted
---------
annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit because there are no rider earnings.


Termination.  The rider will remain in effect until:
-----------
 . you cancel it by notifying our service center in writing, . the policy is annuitized or surrendered, or

 . the Additional Death Distribution is paid or added to the policy value under a spousal continuation.



Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a competent tax adviser before electing this rider for any qualified plan.

The Additional Death Distribution may vary by state and may not be available in all states.

Nursing Care and Terminal Condition Withdrawal Option


No surrender charges or excess interest adjustment will apply if you make a surrender, under certain circumstances, because you or your spouse has been:

 . confined in a hospital or nursing facility for 30 days in a row; or . diagnosed with a terminal condition (usually a life expectancy of 12 months or less).



This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.


This benefit may not be available in all states. See the policy or endorsement for details and conditions.

Unemployment Waiver


No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, fired, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

 . employed full time for at least two years prior to becoming unemployed; . employed full time on the policy date;
 .  unemployed for at least 60 days in a row at the time of the surrender;

 . must have a minimum cash value at the time of surrender of $5,000; and . you (or your spouse) must be receiving unemployment benefits.


You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.


You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the policy or rider for details and conditions.


Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:
 .  you select the "Telephone Transfer/Reallocation Authorization" box in the
   policy enrollment form or enrollment information; or . you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. Transamerica reserves the right to revoke your telephone transaction privileges at any time without revoking all owner's telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers.


We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.


Dollar Cost Averaging Program


During the accumulation phase, you may instruct us to automatically transfer money (portions of policy value) from certain investment options into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging.

Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the Dollar Cost Averaging program during all economic conditions.

There are two Dollar Cost Averaging programs available under your policy:
Traditional and Special.

Traditional Dollar Cost Averaging. During the accumulation phase, you may
---------------------------------
instruct us to automatically transfer money from the Traditional Dollar Cost Averaging fixed account option, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, into one or more variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers will begin as soon as the program is started.


NOTE CAREFULLY:


 .    If you attempt to begin a Traditional Dollar Cost Averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated to that program will remain where it is at until the minimum amount is reached or you transfer the funds out.
 .    If you specify the number of transfers, up to two additional transfers may be necessary to complete a Traditional Dollar Cost Averaging program.

Special Dollar Cost Averaging. During the accumulation phase, you may elect to
-----------------------------
allocate premium payments to either the six or twelve month Special Dollar Cost Averaging accounts of the fixed account. Amounts will then be transferred from the Special Dollar Cost Averaging account to the underlying fund subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.

Both Dollar Cost Averaging Programs. If you elect Dollar Cost Averaging and have
-----------------------------------
multiple sources funding your policy, the Dollar Cost Averaging program will begin with the first money received. As the money from the other sources is received, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the Dollar Cost Averaging program has ended, a new Dollar Cost Averaging program will start when we receive the money (assuming it meets the minimum Dollar Cost Averaging requirements).

If you make additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If additional premium is received after a Dollar Cost Averaging program is completed, absent new instructions to the contrary:
 .  a new Dollar Cost Averaging program will be started using the previous instructions; or
 . if the additional premium does not meet the minimum requirements to start a new Dollar Cost Averaging program, then the additional premium will be allocated as identified in the previous Dollar Cost Averaging program.

NOTE CAREFULLY: If we do not receive all necessary information to begin a Special Dollar Cost Averaging program within 30 days of allocating premium to the program, that premium will be transferred to the Traditional Dollar Cost Averaging fixed account.

If you discontinue a Dollar Cost Averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 2%.

The Dollar Cost Averaging program may vary by state and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.  OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. Transamerica will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.


All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA B, formerly PFL Endeavor VA Separate Account, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses, whether or not realized, from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica's other income, gains or losses.

The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the portfolios of the underlying funds are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying funds' prospectuses for more details.


Exchanges and Reinstatements


You can generally exchange one annuity policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.


Voting Rights


Transamerica will vote all shares of the underlying funds held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies


AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

Commissions of up to 7.00% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:
 .  The administrative charge;
 .  The surrender charge;
 .  The mortality and expense risk fee;
 .  Revenues, if any, that
   Transamerica receives from the underlying portfolios or their managers; and . Investment earnings on amounts allocated to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, Transamerica intends to distribute the policy in all states, except New York, and in certain possessions and territories.


IMSA

Transamerica is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising and servicing of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Glossary of Terms
The Policy--General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Managed Annuity Program--Additional Information
Additional Death Distribution - Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

               (For policies purchased on or after May 2, 2002)

The "Return of Premium Death Benefit" with Total Separate Account Annual Expenses of 1.30%, and the "Double Enhanced Death Benefit" with Total Separate Account Annual Expenses of 1.55%, were not offered as of December 31, 2001, therefore condensed financial data is not available that reflects those death benefits.

                        CONDENSED FINANCIAL INFORMATION
                 (For policies purchased prior to May 1, 2002)


The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.


               Greater of 6% Annually Compounding through age 80
               Death Benefit or the Monthly Step-Up through age
                               80 Death Benefit*
                (Total Separate Account Annual Expenses: 1.50%)



===============================================================================================================================
                                                                     Accumulation        Accumulation          Number of
                                                                      Unit Value          Unit Value          Accumulation
                                                                 at Beginning of Year   at End of Year    Units at End of Year
-------------------------------------------------------------------------------------------------------------------------------
  Alger Aggressive Growth Subaccount
    2001/(1)/.................................................          $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  American Century Income & Growth Subaccount
    2001/(1)/.................................................          $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  American Century International Subaccount
    2001/(1)/.................................................          $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Gabelli Global Growth Subaccount
    2001/(1)/.................................................          $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Growth Subaccount
    2001/(1)/.................................................          $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Great Companies - America(SM) Subaccount
    2001/(1)/.................................................          $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Great Companies - Global/2/ Subaccount
    2001/(1)/.................................................          $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Great Companies - Technology(SM) Subaccount
    2001/(1)/.................................................          $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  NWQ Value Equity Subaccount
    2001/(1)/.................................................          $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Pilgrim Baxter Mid Cap Growth Subaccount
    2001/(1)/.................................................          $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Salomon All Cap Subaccount
    2001/(1)/.................................................          $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth Subaccount
    2001/(1)/.................................................          $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Small Cap Subaccount
    2001/(1)/.................................................          $1.000000
===============================================================================================================================

               Greater of 6% Annually Compounding through age 80
               Death Benefit or the Monthly Step-Up through age
                               80 Death Benefit*
                (Total Separate Account Annual Expenses: 1.50%)
                             continued...........



===============================================================================================================================
  Van Kampen Emerging Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Alliance Growth & Income Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Alliance Premier Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian Global Subaccount**
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian U.S. Equity Subaccount***
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian Value Subaccount**
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Small Value Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus U.S. Government Securities Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Endeavor Asset Allocation Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Endeavor Money Market Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Endeavor Enhanced Index Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Endeavor High Yield Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Endeavor Janus Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Jennison Growth Subaccount**
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price International Stock Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen - Aggressive Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen - Strategic Value Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Small Company Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth Subaccount
    2001/(1)/......................................................     $1.000000
===============================================================================================================================

               Greater of 6% Annually Compounding through age 80
               Death Benefit or the Monthly Step-Up through age
                               80 Death Benefit*
                (Total Separate Account Annual Expenses: 1.50%)
                             continued...........



===============================================================================================================================
  Fidelity - VIP II Contrafund(R) Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP III Growth Opportunities Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP III Mid Cap Subaccount
    2001/(1)/.......................................................     $1.000000
===============================================================================================================================

                       Return of Premium Death Benefit *
             (Total Separate Account Annual Expenses: 1.25%)



===============================================================================================================================
                                                                    Accumulation        Accumulation           Number of
                                                                     Unit Value          Unit Value          Accumulation
                                                                   at Beginning of     at End of Year       Units at End of
                                                                        Year                                     Year
-------------------------------------------------------------------------------------------------------------------------------
  Alger Aggressive Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  American Century Income & Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  American Century International Subaccount
    2001/(1/)......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Gabelli Global Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Great Companies - America(SM) Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Great Companies - Global/2/ Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Great Companies - Technology(SM) Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  NWQ Value Equity Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Pilgrim Baxter Mid Cap Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Salomon All Cap Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Small Cap Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Van Kampen Emerging Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Alliance Growth & Income Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Alliance Premier Growth Subaccount
    2001/(1)/......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian Global Subaccount**
  2001/(1)/ .......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian U.S. Equity Subaccount***
  2001/(1)/........................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Capital Guardian Value Subaccount**
   2001/(1)/.......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Small Value Subaccount
   2001/(1)/.......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus U.S. Government Securities Subaccount
   2001/(1)/.......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Endeavor Asset Allocation Subaccount
   2001/(1)/.......................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Endeavor Money Market Subaccount
   2001/(1)/.......................................................     $1.000000
===============================================================================================================================

                       Return of Premium Death Benefit *
                (Total Separate Account Annual Expenses: 1.25%)
                             continued...........



===============================================================================================================================
                                                                     Accumulation        Accumulation          Number of
                                                                      Unit Value          Unit Value          Accumulation
                                                                 at Beginning of Year   at End of Year    Units at End of Year
-------------------------------------------------------------------------------------------------------------------------------
  Endeavor Enhanced Index Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Endeavor High Yield Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Endeavor Janus Growth Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Jennison Growth Subaccount**
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  T. Rowe Price International Stock Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen - Aggressive Growth Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen - Strategic Value Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Growth Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Small Company Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income Subaccount
   2001/1)/.......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP II Contrafund(R) Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP III Growth Opportunities Subaccount
   2001/(1)/......................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP III Mid Cap Subaccount
   2001/(1)/......................................................    $1.000000
===============================================================================================================================



/(1)/ Period from May 1, 2001 through December 31, 2001.

* On May 1, 2002 the death benefits available under the policy were changed to (1) Double Enhanced Death Benefit, with Total Separate Account Annual Expenses of 1.55% and (2) Return of Premium Death Benefit, with Total Separate Account Annual Expenses of 1.30%.
** Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The unit values shown reflect the portfolios' performance before those changes.
*** For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

   5% Annually Compounding Death Benefit or Double Enhanced Death Benefit *
                (Total Separate Account Annual Expenses: 1.55%)


===============================================================================================================================
                                                                     Accumulation        Accumulation          Number of
                                                                      Unit Value          Unit Value          Accumulation
                                                                   At Beginning of      at End of Year      Units at End of
                                                                         Year                                    Year
-------------------------------------------------------------------------------------------------------------------------------
 Alger Aggressive Growth Subaccount
    2001.........................................................     $0.697419
    2000/(14)/...................................................     $1.000000            $0.697419          2,378,715
-------------------------------------------------------------------------------------------------------------------------------
 American Century Income & Growth Subaccount
    2001/(16)/...................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
 American Century International Subaccount
    2001/(16)/...................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
 Gabelli Global Growth Subaccount
    2001.........................................................     $0.937848
    2000/(15)/...................................................     $1.000000            $0.937848             91,011
-------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Growth Subaccount
    2001.........................................................     $0.915132
    2000/(14)/...................................................     $1.000000            $0.915132            593,129
-------------------------------------------------------------------------------------------------------------------------------
  Great Companies - America(SM)
    2001/(16)/ ..................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
 Great Companies - Global/2/ Subaccount
    2001.........................................................     $0.949871
    2000/(15)/...................................................     $1.000000            $0.949871              1,000
-------------------------------------------------------------------------------------------------------------------------------
  Great Companies - Technology(SM)
    2001/(16)/....................................................    $1.000000
-------------------------------------------------------------------------------------------------------------------------------
Janus Global Subaccount (A/T)
    2001.........................................................     $0.777402
    2000/(14)/...................................................     $1.000000            $0.777402          2,489,351
-------------------------------------------------------------------------------------------------------------------------------
 NWQ Value Equity Subaccount
    2001.........................................................     $1.080814
    2000/(14)/...................................................     $1.000000            $1.080814            425,529
-------------------------------------------------------------------------------------------------------------------------------
 Pilgrim Baxter Mid Cap Growth Subaccount
    2001.........................................................     $0.789965
    2000/(14)/...................................................     $1.000000            $0.789965          3,412,510
-------------------------------------------------------------------------------------------------------------------------------
 Salomon All Cap Subaccount
    2001.........................................................     $1.031639
    2000/(14)/...................................................     $1.000000            $1.031639          2,079,288
-------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Dividend Growth Subaccount
    2001.........................................................     $1.074760
    2000/(14)/...................................................     $1.000000            $1.074760            117,680
-------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Subaccount
    2001.........................................................     $0.854538
    2000/(14)/...................................................     $1.000000            $0.854538            783,970
-------------------------------------------------------------------------------------------------------------------------------
  Van Kampen Emerging Growth Subaccount
    2001.........................................................     $1.000000
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Subaccount
   2001/(16)/.....................................................    $1.000000
===============================================================================================================================

   5% Annually Compounding Death Benefit or Double Enhanced Death Benefit *
                (Total Separate Account Annual Expenses: 1.55%)
                             continued...........


===============================================================================================================================
                                                                     Accumulation        Accumulation           Number of
                                                                      Unit Value          Unit Value          Accumulation
                                                                 At Beginning of Year   at End of Year    Units at End of Year
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Subaccount
   2001/(16)/..............................................              $1.000000
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Global Subaccount**
    2001...................................................              $1.274775
    2000...................................................              $1.530432         $1.274775             8,999,130
    1999...................................................              $1.051197         $1.530432             6,125,057
    1998/(10)/.............................................              $1.000000         $1.051197             5,686,375
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity Subaccount***
    2001...................................................              $0.884476
    2000...................................................              $0.962537         $0.884476            11,432,176
    1999/(13)/.............................................              $1.121334         $0.962537             6,044,674
    1998/(12)/.............................................              $1.000000         $1.121334             4,444,952
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value Subaccount**
    2001...................................................              $2.191158
    2000...................................................              $2.107532         $2.191158             9,270,510
    1999...................................................              $2.207647         $2.107532             9,518,037
    1998...................................................              $2.086425         $2.207657             8,178,732
    1997/(9)/..............................................              $1.804168         $2.086425             2,607,465
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value Subaccount
    2001...................................................              $2.481941
    2000...................................................              $2.270110         $2.481941            10,522,203
    1999...................................................              $1.781675         $2.270110             8,787,718
    1998...................................................              $1.849564         $1.781675             7,236,830
    1997/(9)/..............................................              $1.635726         $1.849564             2,651,783
------------------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities Subaccount
    2001...................................................              $1.359434
    2000...................................................              $1.253119         $1.359434             6,413,316
    1999...................................................              $1.283673         $1.253119             6,668,600
    1998...................................................              $1.213942         $1.283673             5,114,380
    1997/(9)/..............................................              $1.136634         $1.213942               858,785
------------------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation Subaccount
    2001...................................................              $2.916927
    2000...................................................              $3.148754         $2.916927            12,619,743
    1999...................................................              $2.529863         $3.148754            10,427,869
    1998...................................................              $2.169995         $2.529863             7,169,924
    1997/(9)/..............................................              $1.998344         $2.169995             1,857,541
------------------------------------------------------------------------------------------------------------------------------
Endeavor Money Market Subaccount
    2001...................................................              $1.331292
    2000...................................................              $1.275724         $1.331292             9,013,555
    1999...................................................              $1.236621         $1.275724            11,328,428
    1998...................................................              $1.185346         $1.236621             4,060,082
    1997/(9)/..............................................              $1.170606         $1.185346             1,002,462
===============================================================================================================================

   5% Annually Compounding Death Benefit or Double Enhanced Death Benefit *
                (Total Separate Account Annual Expenses: 1.55%)
                             continued...........


===============================================================================================================================
                                                                     Accumulation        Accumulation          Number of
                                                                      Unit Value          Unit Value          Accumulation
                                                                 At Beginning of Year   at End of Year    Units at End of Year
-------------------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index Subaccount
    2001...................................................          $ 1.606561
    2000...................................................          $ 1.831468          $  1.606561          20,109,311
    1999...................................................          $ 1.574026          $  1.831468          16,917,672
    1998...................................................          $ 1.216554          $  1.574026           7,597,253
    1997/(9)/..............................................          $ 1.066111          $  1.216554           1,987,857
---------------------------------------------------------------------- -------------------- --------------------------------
Endeavor High Yield Subaccount
    2001...................................................          $ 0.934479
    2000...................................................          $ 1.000739          $  0.934479           4,372,634
    1999...................................................          $ 0.960378          $  1.000739           3,346,480
    1998/(11)/.............................................          $ 1.000000          $  0.960378           1,139,786
----------------------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth Subaccount
    2001...................................................          $34.670168
    2000...................................................          $49.862043          $ 34.670168           2,797,145
    1999...................................................          $31.822714          $ 49.862043           2,138,499
    1998...................................................          $19.647490          $ 31.822714           1,055,991
    1997/(9)/..............................................          $18.030324          $ 19.647490             331,277
----------------------------------------------------------------------------------------------------------------------------
Jennison Growth Subaccount**
    2001...................................................          $ 1.075789
    2000...................................................          $ 1.235481          $  1.075789           7,955,917
    1999...................................................          $ 1.197263          $  1.235481           8,078,979
    1998...................................................          $ 1.155963          $  1.197263           7,330,812
    1997/(9)/..............................................          $ 1.049539          $  1.155963           2,879,146
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Subaccount
    2001...................................................          $ 2.322307
    2000...................................................          $ 2.099660          $  2.322307          14,753,422
    1999...................................................          $ 2.060734          $  2.099660          15,216,376
    1998...................................................          $ 1.923303          $  2.060734          12,371,480
    1997/(9)/..............................................          $ 1.663897          $  1.923303           3,943,109
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Subaccount
    2001...................................................          $ 1.604565
    2000...................................................          $ 1.993345            $1.604565          10,252,707
    1999...................................................          $ 1.529380            $1.993345           7,730,719
    1998...................................................          $ 1.345339            $1.529380           6,282,060
    1997/(9)/..............................................          $ 1.432514            $1.345339           2,717,945
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Subaccount
    2001...................................................          $ 3.049978
    2000...................................................          $ 3.112902          $  3.049975          12,435,990
    1999...................................................          $ 2.586964          $  3.112902          10,308,335
    1998...................................................          $ 2.041653          $  2.586964           7,055,528
    1997/(9)/..............................................          $ 1.774078          $  2.041653           1,909,048
----------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Aggressive Growth Subaccount
    2001...................................................          $ 0.738193
    2000/(15)/.............................................          $ 1.000000          $  0.738193             406,975
----------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Strategic Value Subaccount
    2001...................................................          $ 0.998590
    2000/(15)/.............................................          $ 1.000000          $  0.998590             151,463
============================================================================================================================

   5% Annually Compounding Death Benefit or Double Enhanced Death Benefit *
                (Total Separate Account Annual Expenses: 1.55%)
                             continued...........


===============================================================================================================================
                                                                     Accumulation        Accumulation          Number of
                                                                      Unit Value          Unit Value          Accumulation
                                                                 At Beginning of Year   at End of Year    Units at End of Year
-------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Worldwide Growth Subaccount
    2001.....................................................         $0.887518
    2000/(15)/...............................................         $1.000000            $0.887518             900,245
-------------------------------------------------------------------------------------------------------------------------------
 Transamerica VIF Growth Subaccount
    2001.....................................................         $0.830010
    2000/(14)/...............................................         $1.000000            $0.830010           1,848,119
-------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Small Company Subaccount
    2001/(16)/...............................................         $1.000000
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Equity-Income Subaccount
    2001.....................................................         $1.083236
    2000/(14)/...............................................         $1.000000            $1.083236             444,427
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth Subaccount
    2001/(16)/...............................................         $1.000000
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP II Contrafund(R) Subaccount
    2001.....................................................         $0.921627
    2000/(14)/...............................................         $1.000000            $0.921627           1,396,762
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Growth Opportunities Subaccount
    2001.....................................................         $0.847487
    2000/(14)/...............................................         $1.000000            $0.847487         118,470.825
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Mid Cap Subaccount
    2001.....................................................         $1.113532
    2000/(14)/...............................................         $1.000000            $1.113532           2,620,285
===============================================================================================================================

                       Return of Premium Death Benefit *
                (Total Separate Account Annual Expenses: 1.40%)


===============================================================================================================================
                                                                     Accumulation        Accumulation          Number of
                                                                      Unit Value          Unit Value          Accumulation
                                                                 at Beginning of Year   at End of Year    Units at End of Year
-------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth Subaccount
    2001......................................................        $0.698100
    2000/(14)/................................................        $1.000000            $0.698100         1,160,377
-------------------------------------------------------------------------------------------------------------------------------
  American Century Income & Growth Subaccount
    2001/(16)/................................................        $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  American Century International Subaccount
    2001/(16)/................................................        $1.000000
-------------------------------------------------------------------------------------------------------------------------------
 Gabelli Global Growth Subaccount
    2001......................................................        $0.938154
    2000/(15)/................................................        $1.000000            $0.938154            15,082
-------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Growth Subaccount
    2001......................................................        $0.916033
    2000/(14)/................................................        $1.000000            $0.916033           278,174
-------------------------------------------------------------------------------------------------------------------------------
  Great Companies - America(SM) Subaccount
    2001/(16)/................................................        $1.000000
-------------------------------------------------------------------------------------------------------------------------------
 Great Companies - Global/2/ Subaccount
    2001......................................................        $0.950187
    2000/(15)/................................................        $1.000000            $0.950187            56,200
-------------------------------------------------------------------------------------------------------------------------------
  Great Companies - Technology(SM) Subaccount
    2001/(16)/................................................        $1.000000
-------------------------------------------------------------------------------------------------------------------------------
  Janus Global Subaccount (A/T)
    2001......................................................        $0.778173
    2000/(14)/................................................        $1.000000            $0.778173         1,926,349
-------------------------------------------------------------------------------------------------------------------------------
 NWQ Value Equity Subaccount
    2001......................................................        $1.081878
    2000/(14)/................................................        $1.000000            $1.081878           526,757
-------------------------------------------------------------------------------------------------------------------------------
 Pilgrim Baxter Mid Cap Growth Subaccount
    2001......................................................        $0.790745
    2000/(14)/................................................        $1.000000            $0.790745         3,606,313
-------------------------------------------------------------------------------------------------------------------------------
 Salomon All Cap Subaccount
    2001......................................................        $1.032666
    2000/(14)/................................................        $1.000000            $1.032666         1,957,163
-------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Dividend Growth Subaccount
    2001......................................................        $1.075818
    2000/(14)/................................................        $1.000000            $1.075818           154,735
-------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Subaccount
    2001......................................................        $0.855380
    2000/(14)/................................................        $1.000000            $0.855380           497,185
-------------------------------------------------------------------------------------------------------------------------------
  Van Kampen Emerging Growth Subaccount
    2001/(16)/................................................        $1.000000
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Subaccount
   2001/(16)/.................................................        $1.000000
===============================================================================================================================

                       Return of Premium Death Benefit *
                (Total Separate Account Annual Expenses: 1.40%)
                             continued...........


===============================================================================================================================
                                                                     Accumulation        Accumulation          Number of
                                                                      Unit Value          Unit Value          Accumulation
                                                                 at Beginning of Year   at End of Year    Units at End of Year
-------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Subaccount
   2001/(16)/..................................................       $1.000000
-------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Global Subaccount**
    2001.......................................................       $1.280261
    2000.......................................................       $1.534754            $1.280261           8,964,830
    1999.......................................................       $1.052609            $1.534754           8,189,239
    1998/(10)/.................................................       $1.000000            $1.052609           7,340,387
-------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity Subaccount***
    2001.......................................................       $0.887757
    2000.......................................................       $0.964682            $0.887757           6,687,565
    1999/(13)/.................................................       $1.122170            $0.964682           3,560,121
    1998/(12)/.................................................       $1.000000            $1.122170           1,697,953
-------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value Subaccount**
    2001.......................................................       $2.202884
    2000.......................................................       $2.115695            $2.202884           52,310,186
    1999.......................................................       $2.212928            $2.115695           66,030,029
    1998.......................................................       $2.086130            $2.212928           78,666,774
    1997.......................................................       $1.694854            $2.086130           82,171,834
    1996.......................................................       $1.387903            $1.694854           65,227,195
    1995.......................................................       $1.045610            $1.387903           46,194,664
    1994.......................................................       $1.018576            $1.045610           30,512,231
    1993/(2)/..................................................       $1.000000            $1.018576           10,958,837
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value Subaccount
    2001.......................................................       $2.495215
    2000.......................................................       $2.278888            $2.495215           43,456,299
    1999.......................................................       $1.785929            $2.278888           49,653,848
    1998.......................................................       $1.851229            $1.785929           59,347,330
    1997.......................................................       $1.496065            $1.851229           63,123,931
    1996.......................................................       $1.206843            $1.496065           51,124,832
    1995.......................................................       $1.072941            $1.206843           40,635,697
    1994.......................................................       $1.107747            $1.072941           32,607,348
    1993/(3)/..................................................       $1.000000            $1.107747           11,449,957
===============================================================================================================================
Dreyfus U.S. Government Securities Subaccount
   2001........................................................       $1.364481
   2000........................................................       $1.255919            $1.364481           29,554,729
   1999........................................................       $1.286733            $1.255919           38,368,704
   1998........................................................       $1.215033            $1.286733           41,241,128
   1997........................................................       $1.128769            $1.215033           30,043,275
   1996........................................................       $1.124292            $1.128769           17,561,826
   1995........................................................       $0.985803            $1.124292            8,456,765
   1994/(4)/...................................................       $0.998670            $0.985803            3,102,671
===============================================================================================================================

                       Return of Premium Death Benefit *
                (Total Separate Account Annual Expenses: 1.40%)
                             continued...........


===============================================================================================================================
                                                                     Accumulation        Accumulation          Number of
                                                                      Unit Value          Unit Value          Accumulation
                                                                 at Beginning of Year   at End of Year    Units at End of Year
-------------------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation Subaccount
    2001......................................................        $ 2.932518
    2000......................................................        $ 3.160924           $ 2.932518          81,940,094
    1999......................................................        $ 2.535888           $ 3.160924         100,119,683
    1998......................................................        $ 2.171948           $ 2.535888         116,236,044
    1997......................................................        $ 1.833135           $ 2.171948         127,262,704
    1996......................................................        $ 1.577873           $ 1.833135         124,998,928
    1995......................................................        $ 1.301669           $ 1.577873         122,974,873
    1994......................................................        $ 1.393488           $ 1.301669         130,909,987
    1993......................................................        $ 1.209859           $ 1.393488          69,252,243
    1992......................................................        $ 1.125386           $ 1.209859          11,637,564
    1991/(1)/.................................................        $ 1.000000           $ 1.125386           3,775,619
-------------------------------------------------------------------------------------------------------------------------------
Endeavor Money Market Subaccount
    2001......................................................        $ 1.338389
    2000......................................................        $ 1.280646           $ 1.338389          42,603,584
    1999......................................................        $ 1.239556           $ 1.280646          57,250,677
    1998......................................................        $ 1.196418           $ 1.239556          51,024,317
    1997......................................................        $  1.15422           $ 1.196418          28,678,037
    1996......................................................        $  1.11571           $  1.15422          26,461,099
    1995......................................................        $  1.07242           $  1.11571          21,103,926
    1994......................................................        $  1.05150           $  1.07242          17,836,840
    1993......................................................        $  1.04313           $  1.05150          12,190,858
    1992......................................................        $  1.02803           $  1.04313           4,334,948
    1991/(1)/.................................................        $  1.00000           $  1.02803           1,855,372
-------------------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index Subaccount
    2001......................................................        $ 1.615156
    2000......................................................        $ 1.838549           $ 1.615156          19,789,520
    1999......................................................        $ 1.577775           $ 1.838549          20,376,497
    1998......................................................        $ 1.217647           $ 1.577775          13,701,548
    1997/(7)/.................................................        $ 1.000000           $ 1.217647           9,296,582
-------------------------------------------------------------------------------------------------------------------------------
Endeavor High Yield Subaccount
    2001......................................................        $ 0.938048
    2000......................................................        $ 1.003083           $ 0.938048           9,361,452
    1999......................................................        $ 0.961203           $ 1.003083           8,977,277
    1998/(11)/................................................        $ 1.000000           $ 0.961203           6,199,318
-------------------------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth Subaccount
    2001.......................................................       $34.855341
    2000.......................................................       $50.054351           $34.855341          11,795,088
    1999.......................................................       $31.898334           $50.054351          13,723,324
    1998.......................................................       $19.665157           $31.898334          15,001,695
    1997.......................................................       $16.964068           $19.665157          16,307,025
    1996.......................................................       $14.583843           $16.964068          15,174,482
    1995.......................................................       $10.051117           $14.583843          13,337,197
    1994.......................................................       $11.114865           $10.051117          12,758,958
    1993.......................................................       $10.839753           $11.114865           9,252,402
    1992/(8)/..................................................       $10.000000           $10.839753           1,119,066
===============================================================================================================================

                       Return of Premium Death Benefit *
                (Total Separate Account Annual Expenses: 1.40%)
                             continued...........


===============================================================================================================================
                                                                     Accumulation        Accumulation          Number of
                                                                      Unit Value          Unit Value          Accumulation
                                                                 at Beginning of Year   at End of Year    Units at End of Year
-------------------------------------------------------------------------------------------------------------------------------
Jennison Growth Subaccount**
    2001.......................................................      $1.081530
    2000.......................................................      $1.240246            $1.081530           13,481,390
    1999.......................................................      $1.200101            $1.240246           16,283,827
    1998.......................................................      $1.156993            $1.200101           18,189,950
    1997.......................................................      $1.004355            $1.156993           14,927,829
    1996/(6)/..................................................      $1.000000            $1.004355              314,119
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Subaccount
    2001.......................................................      $2.334702
    2000.......................................................      $2.107761            $2.334702           60,459,235
    1999.......................................................      $2.065623            $2.107761           74,445,822
    1998.......................................................      $1.925022            $2.065623           83,821,265
    1997.......................................................      $1.521680            $1.925022           79,662,847
    1996.......................................................      $1.287240            $1.521680           42,673,041
    1995/(5)/..................................................      $1.000000            $1.287240           14,943,358
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Subaccount
    2001.......................................................      $3.066258
    2000.......................................................      $3.124914            $3.066258           39,142,353
    1999.......................................................      $2.593121            $3.124914           42,063,489
    1998.......................................................      $2.043487            $2.593121           45,596,535
    1997.......................................................      $1.611613            $2.043487           44,624,829
    1996.......................................................      $1.353339            $1.611613           30,237,848
    1995/(5)/..................................................      $1.000000            $1.353339           14,196,708
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Subaccount
    2001.......................................................      $1.613169
    2000.......................................................      $2.001071            $1.613169           67,228,612
    1999.......................................................      $1.533035            $2.001071           77,283,280
    1998.......................................................      $1.346560            $1.533035           90,839,071
    1997.......................................................      $1.330640            $1.346560          101,220,765
    1996.......................................................      $1.171039            $1.330640           91,462,304
    1995.......................................................      $1.073958            $1.171039           75,065,178
    1994.......................................................      $1.156482            $1.073958           76,518,044
    1993.......................................................      $0.989782            $1.156482           45,569,234
    1992.......................................................      $1.041235            $0.989782            6,368,486
    1991/(1)/..................................................      $1.000000            $1.041235            3,068,279
-------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Aggressive Growth Subaccount
    2001.......................................................      $0.673903
    2000/(15)/.................................................      $1.000000            $0.673903              131,879
-------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Strategic Value Subaccount
    2001.......................................................      $0.998916
    2000/(15)/.................................................      $1.000000            $0.998916               15,465
-------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen - Worldwide Growth Subaccount
    2001.......................................................      $0.887808
    2000/(15)/.................................................      $1.000000            $0.887808              332,861
===============================================================================================================================

                       Return of Premium Death Benefit *
                (Total Separate Account Annual Expenses: 1.40%)
                             continued...........


===============================================================================================================================
                                                                     Accumulation        Accumulation          Number of
                                                                      Unit Value          Unit Value          Accumulation
                                                                 at Beginning of Year   at End of Year    Units at End of Year
-------------------------------------------------------------------------------------------------------------------------------
 Transamerica VIF Growth Subaccount
    2001......................................................        $0.830824
    2000/(14)/................................................        $1.000000            $0.830824            993,984
-------------------------------------------------------------------------------------------------------------------------------
  Transamerica VIF Small Company Subaccount
    2001/(16)/ ...............................................        $1.000000
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Equity-Income Subaccount
    2001......................................................        $1.084290
    2000/(14)/................................................        $1.000000            $1.084290            407,152
-------------------------------------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth Subaccount
    2001/(16)/................................................        $1.000000
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP II Contrafund(R) Subaccount
    2001......................................................        $0.922538
    2000/(14)/................................................        $1.000000            $0.922538          1,198,357
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Growth Opportunities Subaccount
    2001......................................................        $0.848316
    2000/(14)/................................................        $1.000000            $0.848316            147,741
-------------------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Mid Cap Subaccount
    2001......................................................        $1.114623
    2000/(14)/................................................        $1.000000            $1.114623          3,345,368
===============================================================================================================================


/(1)/ Period from April 8, 1991 through December 31, 1991. /(2)/ Period from May 27, 1993 through December 31, 1993.
/(3)/  Period from May 4, 1993 through December 31, 1993.
/(4)/  Period from May 9, 1994 through December 31, 1994.
/(5)/ Period from January 3, 1995 through December 31, 1995. /(6)/ Period from November 18, 1996, through December 31, 1996. /(7)/ Period from May 1, 1997 through December 31, 1997.
/(8)/  Period from July 1, 1992 through December 31, 1992.
/(9)/ Period from May 23, 1997 through December 31, 1997. /(10)/ Period from February 2, 1998 through December 31, 1998. /(11)/ Period from June 2, 1998 through December 31, 1998. /(12)/ Period from July 1, 1998 through December 31, 1998. /(13)/ Period from January 1, 1999 through December 31, 1999. /(14)/ Period from May 1, 2000 through December 31, 2000.
/(15)/ Period from October 9, 2000 through December 31, 2000.

/(16)/ Period from May 1, 2001 through December 31, 2001.



* On May 1, 2002 the death benefits available under the policy were changed to (1) Double Enhanced Death Benefit, with Total Separate Account Annual Expenses of 1.55%, and (2) Return of Premium Death Benefit, with Total Separate Account Annual Expenses of 1.30%.
** Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The unit values shown reflect the portfolios' performance before those changes.
*** For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

                                  APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market
--------------------------------
Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Endeavor Money
-----------------
Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. To the extent that any or all of a premium tax is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.


Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2001, and for the one and five year periods ended December 31, 2001 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect one or more of the following mortality and expense risk fees: the 1.40% mortality and expense risk fee for the Double Enhanced Death Benefit, or the 1.15% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 figures do not reflect any charge for riders or other optional features.

---------------------------------------------------------------------------------------------------------------------------------
                                                           TABLE 1 - A
                                              Standard Average Annual Total Returns
                  (Assuming A Surrender Charge and No Managed Annuity Program or Additional Death Distribution)
---------------------------------------------------------------------------------------------------------------------------------
                                                  Double Enhanced Death Benefit
                                         (Total Separate Account Annual Expenses: 1.55%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                Inception
                                                                       1 Year       5 Year        of the            Subaccount
                                                                       Ended       Ended       Subaccount           Inception
Subaccount                                                           12/31/01     12/31/01     to 12/31/01            Date
------------------------------ --------------------------------------------------------------------------------------------------
  Alger Aggressive Growth ........................................                                                 May 1, 2000
  American Century Income & Growth................................                                                 May 1, 2001
  American Century International..................................                                                 May 1, 2001
  Gabelli Global Growth...........................................                                               October 9, 2000
  Goldman Sachs Growth ...........................................                                                 May 1, 2000
  Great Companies - America(SM)...................................                                                 May 1, 2001
  Great Companies - Global/2/.....................................                                               October 9, 2000
  Great Companies - Technology(SM)................................                                                 May 1, 2001
  Janus Global (A/T)/(5)/.........................................                                                 May 1, 2000
  NWQ Value Equity................................................                                                 May 1, 2000
  Pilgrim Baxter Mid Cap Growth ..................................                                                 May 1, 2000
  Salomon All Cap ................................................                                                 May 1, 2000
  T. Rowe Price Dividend Growth ..................................                                                 May 1, 2000
  T. Rowe Price Small Cap ........................................                                                 May 1, 2000
  Van Kampen Emerging Growth......................................                                                 May 1,2001
  Alliance Growth & Income - Class B..............................                                                 May 1, 2001
  Alliance Premier Growth - Class B...............................                                                 May 1, 2001
  Capital Guardian Global/(1)/....................................                                              February 2, 1998
  Capital Guardian U.S. Equity/(2)/...............................                                               October 9, 2000
  Capital Guardian Value/(1)/.....................................                                                May 27, 1993
  Dreyfus Small Cap Value ........................................                                                 May 4, 1993
  Dreyfus U.S. Government Securities..............................                                                May 13, 1994
  Endeavor Asset Allocation.......................................                                                April 8, 1991
  Endeavor Enhanced Index.........................................                                                 May 1, 1997
  Endeavor High Yield.............................................                                                June 1, 1998
  Endeavor Janus Growth/(3)/......................................                                                July 1, 1992
  Jennison Growth/(1)/............................................                                              November 18, 1996
  T. Rowe Price Equity Income.....................................                                               January 3, 1995
  T. Rowe Price Growth Stock......................................                                               January 3, 1995
  T. Rowe Price International Stock/(4)/..........................                                                April 8, 1991
  Janus Aspen - Aggressive Growth - Service Shares................                                               October 9, 2000
  Janus Aspen - Strategic Value - Service Shares..................                                               October 9, 2000
  Janus Aspen - Worldwide Growth - Service Shares.................                                               October 9, 2000
  Transamerica VIF Growth ........................................                                                 May 1, 2000
  Transamerica VIF Small Company..................................                                                 May 1, 2001
  Fidelity - VIP Equity-Income - Service Class 2..................                                                 May 1, 2000
  Fidelity - VIP Growth - Service Class 2.........................                                                 May 1, 2001
  Fidelity - VIP II Contrafund(R)- Service Class 2................                                                 May 1, 2000
  Fidelity - VIP III Growth Opportunities - Service Class 2.......                                                 May 1, 2000
  Fidelity - VIP III Mid Cap - Service Class 2....................                                                 May 1, 2000
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 1 - B
                                               Standard Average Annual Total Returns
                   (Assuming A Surrender Charge and No Managed Annuity Program or Additional Death Distribution)
---------------------------------------------------------------------------------------------------------------------------------
                                                  Return of Premium Death Benefit
                                          (Total Separate Account Annual Expenses: 1.30%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                              Inception
                                                                    1 Year       5 Year        of the            Subaccount
                                                                    Ended         Ended      Subaccount           Inception
  Subaccount                                                       12/31/01     12/31/01     to 12/31/01            Date
--------------------------------------------------------------------------------------------------------------------------------
  Alger Aggressive Growth ........................................                                               May 1, 2000
  American Century Income & Growth................................                                               May 1, 2001
  American Century International..................................                                               May 1, 2001
  Gabelli Global Growth...........................................                                             October 9, 2000
  Goldman Sachs Growth ...........................................                                               May 1, 2000
  Great Companies - America(SM) ..................................                                               May 1, 2001
  Great Companies - Global/2/ ....................................                                             October 9, 2000
  Great Companies - Technology(SM) ...............................                                               May 1, 2001
  Janus Global (A/T)/(1)/.........................................                                               May 1, 2000
  NWQ Value Equity................................................                                               May 1, 2000
  Pilgrim Baxter Mid Cap Growth...................................                                               May 1, 2000
  Salomon All Cap.................................................                                               May 1, 2000
  T. Rowe Price Dividend Growth...................................                                               May 1, 2000
  T. Rowe Price Small Cap.........................................                                               May 1, 2000
  Van Kampen Emerging Growth......................................                                               May 1, 2001
  Alliance Growth & Income - Class B..............................                                               May 1, 2001
  Alliance Premier Growth - Class B...............................                                               May 1, 2001
  Capital Guardian Global/(2)/....................................                                            February 2, 1998
  Capital Guardian U.S. Equity/(3)/...............................                                             October 9, 2000
  Capital Guardian Value/(2)/.....................................                                              May 27, 1993
  Dreyfus Small Cap Value.........................................                                               May 4, 1993
  Dreyfus U.S. Government Securities..............................                                              May 13, 1994
  Endeavor Asset Allocation.......................................                                              April 8, 1991
  Endeavor Enhanced Index.........................................                                               May 1, 1997
  Endeavor High Yield.............................................                                              June 1, 1998
  Endeavor Janus Growth/(4)/......................................                                              July 1, 1992
  Jennison Growth/(2)/............................................                                            November 18, 1996
  T. Rowe Price Equity Income.....................................                                             January 3, 1995
  T. Rowe Price Growth Stock......................................                                             January 3, 1995
  T. Rowe Price International Stock/(5)/..........................                                              April 8, 1991
  Janus Aspen - Aggressive Growth - Service Shares................                                             October 9, 2000
  Janus Aspen - Strategic Value - Service Shares..................                                             October 9, 2000
  Janus Aspen - Worldwide Growth - Service Shares.................                                             October 9, 2000
  Transamerica VIF Growth ........................................                                               May 1, 2000
  Transamerica VIF Small Company..................................                                               May 1, 2001
  Fidelity - VIP Equity-Income - Service Class 2..................                                               May 1, 2000
  Fidelity - VIP Growth - Service Class 2.........................                                               May 1, 2001
  Fidelity - VIP II Contrafund(R)- Service Class 2................                                               May 1, 2000
  Fidelity - VIP III Growth Opportunities - Service Class 2.......                                               May 1, 2000
  Fidelity - VIP III Mid Cap - Service Class 2....................                                               May 1, 2000
---------------------------------------------------------------------------------------------------------------------------------



 (1) The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.
(2) Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

(3) Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.
(4) Effective April 30, 1999, shares of the Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the Janus Growth Portfolio.
(5) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non- U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.


The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, like Table 1, does not reflect the charge for any optional rider.

---------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 2 - A
                                           Non-Standardized Average Annual Total Returns
                     (Assuming No Surrender Charge, Managed Annuity Program or Additional Death Distribution)
---------------------------------------------------------------------------------------------------------------------------------
                                                   Double Enhanced Death Benefit
                                          (Total Separate Account Annual Expenses: 1.55%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                               Inception
                                                                     1 Year       5 Year        of the            Subaccount
                                                                     Ended         Ended      Subaccount           Inception
  Subaccount                                                        12/31/01     12/31/01     to 12/31/01            Date
--------------------------------------------------------------------------------------------------------------------------------
 Alger Aggressive Growth.....................................                                                   May 1, 2000
  American Century Income & Growth............................                                                   May 1, 2001
  American Century International..............................                                                   May 1, 2001
  Gabelli Global Growth.......................................                                                 October 9, 2000
  Goldman Sachs Growth........................................                                                   May 1, 2000
  Great Companies - America(SM)...............................                                                   May 1, 2001
  Great Companies - Global/2/.................................                                                 October 9, 2000
  Great Companies - Technology(SM)............................                                                   May 1, 2001
  Janus Global (A/T)/(1)/.....................................                                                   May 1, 2000
  NWQ Value Equity............................................                                                   May 1, 2000
  Pilgrim Baxter Mid Cap Growth...............................                                                   May 1, 2000
  Salomon All Cap.............................................                                                   May 1, 2000
  T. Rowe Price Dividend Growth...............................                                                   May 1, 2000
  T. Rowe Price Small Cap.....................................                                                   May 1, 2000
  Van Kampen Emerging Growth..................................                                                   May 1, 2001
  Alliance Growth & Income - Class B..........................                                                   May 1, 2001
  Alliance Premier Growth - Class B...........................                                                   May 1, 2001
  Capital Guardian Global/(2)/................................                                                 February 2, 1998
  Capital Guardian U.S. Equity/(3)/...........................                                                 October 9, 2000
  Capital Guardian Value/(2)/.................................                                                   May 27, 1993
  Dreyfus Small Cap Value.....................................                                                   May 4, 1993
  Dreyfus U.S. Government Securities..........................                                                   May 13, 1994
  Endeavor Asset Allocation...................................                                                  April 8, 1991
  Endeavor Enhanced Index.....................................                                                   May 1, 1997
  Endeavor High Yield.........................................                                                   June 1, 1998
  Endeavor Janus Growth/(4)/..................................                                                   July 1, 1992
  Jennison Growth/(2)/........................................                                                November 18, 1996
  T. Rowe Price Equity Income.................................                                                 January 3, 1995
  T. Rowe Price Growth Stock..................................                                                 January 3, 1995
  T. Rowe Price International Stock/(5)/......................                                                  April 8, 1991
  Janus Aspen - Aggressive Growth - Service Shares............                                                 October 9, 2000
  Janus Aspen - Strategic Value - Service Shares..............                                                 October 9, 2000
  Janus Aspen - Worldwide Growth - Service Shares.............                                                 October 9, 2000
  Transamerica VIF Growth.....................................                                                   May 1, 2000
  Transamerica VIF Small Company..............................                                                   May 1, 2001
  Fidelity - VIP Equity-Income - Service Class 2..............                                                   May 1, 2000
  Fidelity - VIP Growth - Service Class 2.....................                                                   May 1, 2001
  Fidelity - VIP II Contrafund(R)- Service Class 2............                                                   May 1, 2000
  Fidelity - VIP III Growth Opportunities - Service Class 2...                                                   May 1, 2000
  Fidelity - VIP III Mid Cap - Service Class 2................                                                   May 1, 2000
--------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 2 - B
                                           Non-Standardized Average Annual Total Returns
                     (Assuming No Surrender Charge, Managed Annuity Program or Additional Death Distribution)
---------------------------------------------------------------------------------------------------------------------------------
                                                  Return of Premium Death Benefit
                                          (Total Separate Account Annual Expenses: 1.30%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                           Inception
                                                                 1 Year       5 Year        of the            Subaccount
                                                                 Ended         Ended      Subaccount           Inception
  Subaccount                                                    12/31/01     12/31/01     to 12/31/01            Date
---------------------------------------------------------------------------------------------------------------------------------
  Alger Aggressive Growth ...................................                                                 May 1, 2000
  American Century Income & Growth...........................                                                 May 1, 2001
  American Century International.............................                                                 May 1, 2001
  Gabelli Global Growth......................................                                               October 9, 2000
  Goldman Sachs Growth ......................................                                                 May 1, 2000
  Great Companies - America(SM)..............................                                                 May 1, 2001
  Great Companies - Global/2/................................                                               October 9, 2000
  Great Companies - Technology(SM)...........................                                                 May 1, 2001
  Janus Global (A/T)/(1)/....................................                                                 May 1, 2000
  NWQ Value Equity...........................................                                                 May 1, 2000
  Pilgrim Baxter Mid Cap Growth .............................                                                 May 1, 2000
  Salomon All Cap............................................                                                 May 1, 2000
  T. Rowe Price Dividend Growth..............................                                                 May 1, 2000
  T. Rowe Price Small Cap ...................................                                                 May 1, 2000
  Van Kampen Emerging Growth.................................                                                 May 1, 2001
  Alliance Growth & Income - Class B.........................                                                 May 1, 2001
  Alliance Premier Growth - Class B..........................                                                 May 1, 2001
  Capital Guardian Global/(2)/...............................                                              February 2, 1998
  Capital Guardian U.S. Equity/(3)/..........................                                               October 9, 2000
  Capital Guardian Value/(2)/................................                                                May 27, 1993
  Dreyfus Small Cap Value....................................                                                 May 4, 1993
  Dreyfus U.S. Government Securities.........................                                                May 13, 1994
  Endeavor Asset Allocation..................................                                                April 8, 1991
  Endeavor Enhanced Index....................................                                                 May 1, 1997
  Endeavor High Yield........................................                                                June 1, 1998
  Endeavor Janus Growth/(4)/.................................                                                July 1, 1992
  Jennison Growth/(3)/.......................................                                              November 18, 1996
  T. Rowe Price Equity Income................................                                               January 3, 1995
  T. Rowe Price Growth Stock.................................                                               January 3, 1995
  T. Rowe Price International Stock/(5)/.....................                                                April 8, 1991
  Janus Aspen - Aggressive Growth - Service Shares...........                                               October 9, 2000
  Janus Aspen - Strategic Value - Service Shares.............                                               October 9, 2000
  Janus Aspen - Worldwide Growth - Service Shares............                                               October 9, 2000
  Transamerica VIF Growth ...................................                                                 May 1, 2000
  Transamerica VIF Small Company.............................                                                 May 1, 2001
  Fidelity - VIP Equity-Income - Service Class 2.............                                                 May 1, 2000
  Fidelity - VIP Growth - Service Class 2....................                                                 May 1, 2001
  Fidelity - VIP II Contrafund(R)- Service Class 2...........                                                 May 1, 2000
  Fidelity - VIP III Growth Opportunities - Service Class 2..                                                 May 1, 2000
  Fidelity - VIP III Mid Cap - Service Class 2...............                                                 May 1, 2000
---------------------------------------------------------------------------------------------------------------------------------



 (1) The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.
(2) Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

(3) Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.
(4) Effective April 30, 1999, shares of the Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the Janus Growth Portfolio.
(5) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.


The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Adjusted Historical Performance Data of the Portfolios. The following
------------------------------------------------------
performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner's policy values.

In addition, Transamerica may present historic performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.


For instance, as shown in Tables 3 and 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Tables 3 and Table 4 do not reflect the charge of any optional rider.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2001, were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 3 - A
                                Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/
                  (Assuming A Surrender Charge, and No Managed Annuity Program or Additional Death Distribution)
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Double Enhanced Death Benefit
                                          (Total Separate Account Annual Expenses: 1.55%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Corresponding
                                                                                            10 Year              Portfolio
   Portfolio                                                           1 Year   5 Year    or Inception        Inception Date
-----------------------------------------------------------------------------------------------------------------------------------
   Alger Aggressive Growth...........................................                                           March 1, 1994
   American Century Income & Growth..................................                                            May 1, 2001
   American Century International....................................                                            May 1, 2001
   Gabelli Global Growth.............................................                                         September 1, 2000
   Goldman Sachs Growth..............................................                                            May 3, 1999
   Great Companies - America(SM).....................................                                            May 1, 2000
   Great Companies - Global/2/.......................................                                         September 1, 2000
   Great Companies - Technology(SM)..................................                                            May 1, 2000
   Janus Global (A/T)/(2)/...........................................                                          December 3, 1992
   NWQ Value Equity..................................................                                            May 1, 1996
   Pilgrim Baxter Mid Cap Growth.....................................                                            May 3, 1999
   Salomon All Cap...................................................                                            May 3, 1999
   T. Rowe Price Dividend Growth.....................................                                            May 3, 1999
   T. Rowe Price Small Cap...........................................                                            May 3, 1999
   Van Kampen Emerging Growth........................................                                           March 1, 1993
   Alliance Growth & Income - Class B................................                                            June 1, 1999
   Alliance Premier Growth - Class B.................................                                           July 14, 1999
   Capital Guardian Global...........................................                                          February 3, 1998
   Capital Guardian U.S. Equity......................................                                          October 9, 2000
   Capital Guardian Value............................................                                            May 27, 1993
   Dreyfus Small Cap Value...........................................                                            May 4, 1993
   Dreyfus U.S. Government Securities................................                                            May 13, 1994
   Endeavor Asset Allocation.........................................                                           April 8, 1991
   Endeavor Enhanced Index...........................................                                            May 1, 1997
   Endeavor High Yield...............................................                                            June 1, 1998
   Endeavor Janus Growth.............................................                                            May 1, 1999
   Jennison Growth...................................................                                         November 18, 1996
   T. Rowe Price Equity Income.......................................                                          January 3, 1995
   T. Rowe Price Growth Stock........................................                                          January 3, 1995
   T. Rowe Price International Stock/(3)/............................                                           April 8, 1991
   Janus Aspen - Aggressive Growth - Service Shares/(4)/.............                                         September 13, 1993
   Janus Aspen - Strategic Value - Service Shares/(4)/...............                                            May 1, 2000
   Janus Aspen - Worldwide Growth - Service Shares/(4)/..............                                         September 13, 1993
   Transamerica VIF Growth/(5)/......................................                                         February 26, 1969
   Transamerica VIF Small Company....................................                                            May 1, 2001
   Fidelity - VIP Equity-Income - Service Class 2/(6)/...............                                          October 9, 1986
   Fidelity - VIP Growth - Service Class 2/(6)/......................                                          October 9, 1986
   Fidelity - VIP II Contrafund(R)- Service Class 2/(6)/.............                                          January 3, 1995
   Fidelity - VIP III Growth Opportunities - Service Class 2/(6)/....                                          January 3, 1995
   Fidelity - VIP III Mid Cap - Service Class 2/(6)/.................                                         December 28, 1998
-----------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 3 - B
                                Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/
                  (Assuming A Surrender Charge, and No Managed Annuity Program or Additional Death Distribution)
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Return of Premium Death Benefit *
                                          (Total Separate Account Annual Expenses: 1.30%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Corresponding
                                                                                             10 Year            Portfolio
                            Portfolio                               1 Year      5 Year    or Inception        Inception Date
-----------------------------------------------------------------------------------------------------------------------------------
  Alger Aggressive Growth.........................................                                              March 1, 1994
  American Century Income & Growth................................                                               May 1, 2001
  American Century International..................................                                               May 1, 2001
  Gabelli Global Growth...........................................                                            September 1, 2000
  Goldman Sachs Growth............................................                                               May 3, 1999
  Great Companies - America(SM)...................................                                               May 1, 2000
  Great Companies - Global/2/.....................................                                            September 1, 2000
  Great Companies - Technology(SM)................................                                               May 1, 2000
  Janus Global (A/T)/(2)/.........................................                                            December 3, 1992
  NWQ Value Equity................................................                                               May 1, 1996
  Pilgrim Baxter Mid Cap Growth...................................                                               May 3, 1999
  Salomon All Cap.................................................                                               May 3, 1999
  T. Rowe Price Dividend Growth...................................                                               May 3, 1999
  T. Rowe Price Small Cap.........................................                                               May 3, 1999
  Van Kampen Emerging Growth......................................                                              March 1, 1993
  Alliance Growth & Income - Class B..............................                                              June 1, 1999
  Alliance Premier Growth - Class B...............................                                              July 14, 1999
  Capital Guardian Global.........................................                                            February 3, 1998
  Capital Guardian U.S. Equity....................................                                             October 9, 2000
  Capital Guardian Value..........................................                                              May 27, 1993
  Dreyfus Small Cap Value.........................................                                               May 4, 1993
  Dreyfus U.S. Government Securities..............................                                              May 13, 1994
  Endeavor Asset Allocation.......................................                                              April 8, 1991
  Endeavor Enhanced Index.........................................                                               May 1, 1997
  Endeavor High Yield.............................................                                              June 1, 1998
  Endeavor Janus Growth...........................................                                               May 1, 1999
  Jennison Growth.................................................                                            November 18, 1996
  T. Rowe Price Equity Income.....................................                                             January 3, 1995
  T. Rowe Price Growth Stock......................................                                             January 3, 1995
  T. Rowe Price International Stock/(3)/..........................                                              April 8, 1991
  Janus Aspen - Aggressive Growth - Service Shares/(4)/...........                                           September 13, 1993
  Janus Aspen - Strategic Value - Service Shares/(4)/.............                                               May 1, 2000
  Janus Aspen - Worldwide Growth - Service Shares/(4)/............                                           September 13, 1993
  Transamerica VIF Growth/(5)/....................................                                            February 26, 1969
  Transamerica VIF Small Company..................................                                               May 1, 2001
  Fidelity - VIP Equity-Income - Service Class 2/(6)/.............                                             October 9, 1986
  Fidelity - VIP Growth - Service Class 2/(6)/....................                                             October 9, 1986
  Fidelity - VIP II Contrafund(R)- Service Class 2/(6)/...........                                             January 3, 1995
  Fidelity - VIP III Growth Opportunities - Service Class 2/(6)/..                                             January 3, 1995
  Fidelity - VIP III Mid Cap - Service Class 2/(6)/...............                                            December 28, 1998
-----------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
-----------------------------------------------------------------------------------------------------------------------------------


/(1)/ The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

/(2)/ The Janus Global portfolio (A/T) is only available to owners that held an investment in this portfolio on September 1, 2000. However, an owner surrenders all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest in this portfolio.
/(3)/ Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.
/(4)/ Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
/(5)/ The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.
/(6)/ Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 4 - A
                               Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/
                     (Assuming No Surrender Charge, Managed Annuity Program or Additional Death Distribution)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Double Enhanced Death Benefit
                                         (Total Separate Account Annual Expenses: 1.55%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Corresponding
                                                                                                10 Year            Portfolio
   Portfolio                                                           1 Year      5 Year    or Inception        Inception Date
-----------------------------------------------------------------------------------------------------------------------------------
   Alger Aggressive Growth...........................................                                             March 1, 1994
   American Century Income & Growth..................................                                              May 1, 2001
   American Century International....................................                                              May 1, 2001
   Gabelli Global Growth.............................................                                           September 1, 2000
   Goldman Sachs Growth..............................................                                              May 3, 1999
   Great Companies - America(SM).....................................                                              May 1, 2000
   Great Companies - Global/2/.......................................                                           September 1, 2000
   Great Companies - Technology(SM)..................................                                              May 1, 2000
   Janus Global (A/T)/(2)/...........................................                                           December 3, 1992
   NWQ Value Equity..................................................                                              May 1, 1996
   Pilgrim Baxter Mid Cap Growth.....................................                                              May 3, 1999
   Salomon All Cap...................................................                                              May 3, 1999
   T. Rowe Price Dividend Growth.....................................                                              May 3, 1999
   T. Rowe Price Small Cap...........................................                                              May 3, 1999
   Van Kampen Emerging Growth........................................                                             March 1, 1993
   Alliance Growth & Income - Class B................................                                             June 1, 1999
   Alliance Premier Growth - Class B.................................                                             July 14, 1999
   Capital Guardian Global...........................................                                           February 3, 1998
   Capital Guardian U.S. Equity......................................                                            October 9, 2000
   Capital Guardian Value............................................                                             May 27, 1993
   Dreyfus Small Cap Value...........................................                                              May 4, 1993
   Dreyfus U.S. Government Securities................................                                             May 13, 1994
   Endeavor Asset Allocation.........................................                                             April 8, 1991
   Endeavor Enhanced Index...........................................                                              May 1, 1997
   Endeavor High Yield...............................................                                             June 1, 1998
   Endeavor Janus Growth.............................................                                              May 1, 1999
   Jennison Growth...................................................                                           November 18, 1996
   T. Rowe Price Equity Income.......................................                                            January 3, 1995
   T. Rowe Price Growth Stock........................................                                            January 3, 1995
   T. Rowe Price International Stock/(3)/............................                                             April 8, 1991
   Janus Aspen - Aggressive Growth - Service Shares/(4)/.............                                          September 13, 1993
   Janus Aspen - Strategic Value - Service Shares/(4)/...............                                              May 1, 2000
   Janus Aspen - Worldwide Growth - Service Shares/(4)/..............                                          September 13, 1993
   Transamerica VIF Growth/(5)/......................................                                           February 26, 1969
   Transamerica VIF Small Company....................................                                              May 1, 2001
   Fidelity - VIP Equity-Income - Service Class 2/(6)/...............                                            October 9, 1986
   Fidelity - VIP Growth - Service Class 2/(6)/......................                                            October 9, 1986
   Fidelity - VIP II Contrafund(R)- Service Class 2/(6)/.............                                            January 3, 1995
   Fidelity - VIP III Growth Opportunities - Service Class 2/(6)/....                                            January 3, 1995
   Fidelity - VIP III Mid Cap - Service Class 2/(6)/.................                                           December 28, 1998
-----------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                           TABLE 4 - B
                                Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/
                     (Assuming No Surrender Charge, Managed Annuity Program or Additional Death Distribution)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Return of Premium Death Benefit
                                         (Total Separate Account Annual Expenses: 1.30%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Corresponding
                                                                                               10 Year            Portfolio
                            Portfolio                                 1 Year      5 Year    or Inception        Inception Date
-----------------------------------------------------------------------------------------------------------------------------------
  Alger Aggressive Growth...........................................                                            March 1, 1994
  American Century Income & Growth..................................                                             May 1, 2001
  American Century International....................................                                             May 1, 2001
  Gabelli Global Growth.............................................                                          September 1, 2000
  Goldman Sachs Growth..............................................                                             May 3, 1999
  Great Companies - America (SM)....................................                                             May 1, 2000
  Great Companies - Global/2/.......................................                                          September 1, 2000
  Great Companies - Technology(SM)..................................                                             May 1, 2000
  Janus Global (A/T)/(2)/...........................................                                           December 3, 1992
  NWQ Value Equity..................................................                                             May 1, 1996
  Pilgrim Baxter Mid Cap Growth.....................................                                             May 3, 1999
  Salomon All Cap...................................................                                             May 3, 1999
  T. Rowe Price Dividend Growth.....................................                                             May 3, 1999
  T. Rowe Price Small Cap...........................................                                             May 3, 1999
  Van Kampen Emerging Growth........................................                                            March 1, 1993
  Alliance Growth & Income - Class B................................                                             June 1, 1999
  Alliance Premier Growth - Class B.................................                                            July 14, 1999
  Capital Guardian Global...........................................                                           February 3, 1998
  Capital Guardian U.S. Equity......................................                                           October 9, 2000
  Capital Guardian Value............................................                                             May 27, 1993
  Dreyfus Small Cap Value...........................................                                             May 4, 1993
  Dreyfus U.S. Government Securities................................                                             May 13, 1994
  Endeavor Asset Allocation.........................................                                            April 8, 1991
  Endeavor Enhanced Index...........................................                                             May 1, 1997
  Endeavor High Yield...............................................                                             June 1, 1998
  Endeavor Janus Growth.............................................                                             May 1, 1999
  Jennison Growth...................................................                                          November 18, 1996
  T. Rowe Price Equity Income.......................................                                           January 3, 1995
  T. Rowe Price Growth Stock........................................                                           January 3, 1995
  T. Rowe Price International Stock/(3)/............................                                            April 8, 1991
  Janus Aspen - Aggressive Growth - Service Shares/(4)/.............                                          September 13, 1993
  Janus Aspen - Strategic Value - Service Shares/(4)/...............                                             May 1, 2000
  Janus Aspen - Worldwide Growth - Service Shares/(4)/..............                                          September 13, 1993
  Transamerica VIF Growth/(5)/......................................                                          February 26, 1969
  Transamerica VIF Small Company....................................                                             May 1, 2001
  Fidelity - VIP Equity-Income - Service Class 2/(6)/...............                                           October 9, 1986
  Fidelity - VIP Growth - Service Class 2/(6)/......................                                           October 9, 1986
  Fidelity - VIP II Contrafund(R)- Service Class 2/(6)/.............                                           January 3, 1995
  Fidelity - VIP III Growth Opportunities - Service Class 2/(6)/....                                           January 3, 1995
  Fidelity - VIP III Mid Cap - Service Class 2/(6)/.................                                          December 28, 1998
-----------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
-----------------------------------------------------------------------------------------------------------------------------------



/(1)/ The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

/(2)/ The Janus Global portfolio (A/T) is only available to owners that held an investment in this portfolio on September 1, 2000. However, an owner surrenders all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest in this portfolio.
/(3)/ Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.
/(4)/ Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
/(5)/ The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.
/(6)/ Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

                                  APPENDIX C

                               POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.


-------------------------------------------------------------------------------------------------------------------
  Policy Form/Endorsement                                          Approximate First Issue Date
  AV201 101 65 189 (Policy Form)                                   January 1991
  AE830 292 (endorsement)                                          May 1992
  AE847 394 (endorsement)                                          June 1994
  AE871 295 (endorsement)                                          May 1995
  AV254 101 87 196 (Policy Form)                                   June 1996
  AE909 496 (endorsement)                                          June 1996
  AE890 196 (endorsement)                                          June 1996
  AV320 101 99 197 (Policy Form)                                   May 1997
  AE945 197 (endorsement)                                          May 1997
  AV376 101 106 1197 (Policy Form)                                 May 1998
  RGMI 1 798 (endorsement - family income protector)               December 1998
  AV432 101 114 199  (Group Policy Form)                           May 2000
  AV494 101 124 100  (Individual Policy Form)                      May 2000
  AV620 101 137 101 (Individual Policy Form)                       May 2001
  RTP 1 201 (Additional Death Distribution Rider)                  May 2001
  VIAR IP 0100 (Initial Payment Guarantee Rider)                   May 2001
  RGMI 15 0301 (Managed Annuity Program)                           January 2002
  AV720 101 148 102                                                May 2002
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Product Feature             AV201 101 65 189           AV201 101 65 189,        AV201 101 65 189,        AV254 101 87 196, AE909
                                                       AE830 292, and           AE847 394, and           496, and
                                                       AE847 394                AE871 295                AE890 196
----------------------------------------------------------------------------------------------------------------------------------
Excess Interest Adjustment  N/A                        N/A                      N/A                      Yes
----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Death    Total premiums paid, less  5% Annually Compounding  5% Annually Compounding  5% Annually Compounding
Benefit Option(s)           any partial surrenders     (Option A).              (Option A) or Annual     (Option A) or Annual
                            and any surrender                                   Step-Up (Option B).      Step-Up (Option B).
                            charges made before                                 Option A is only         Option A is only
                            death, accumulated at 4%                            available if owner       available if owner and
                            to the date we receive                              and annuitant are both   annuitant are both
                            due proof of death or                               under age 75.            under age 75.
                            the policy value on the
                            date we receive due
                            proof of death, which
                            ever is greater.
----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Period Options   1 and 3 year guaranteed    1 and 3 year guaranteed  1 and 3 year guaranteed  1, 3, 5, and 7 year
(available in the fixed     periods available.         periods available.       periods available.       guaranteed periods
account)                                                                                                 available.
----------------------------------------------------------------------------------------------------------------------------------
Minimum effective annual    4%                         4%                       4%                       3%
interest rate applicable
to the fixed account
----------------------------------------------------------------------------------------------------------------------------------
Asset Rebalancing           N/A                        N/A                      N/A                      Yes
----------------------------------------------------------------------------------------------------------------------------------
Death Proceeds              Greater of 1) the policy   Greater of (a) policy    Greatest of (a) policy   Greatest of (a) annuity
                            value on the date we       value and (b) 5%         value and (b)            purchase value, (b) cash
                            receive due proof of       Annually Compounding     guaranteed minimum       benefit value, and (c)
                            death, or 2) the total     Death Benefit            death                    (c) guaranteed minimum
                            premiums paid for this                                                       death benefit.
                            policy, less any partial
                            surrenders and any
                            surrender charges made
                            before death,
                            accumulated at 4%
                            interest per annum to
                            the date we receive due
                            proof of death
----------------------------------------------------------------------------------------------------------------------------------
Distribution Financing      N/A                        N/A                      N/A                      N/A
Charge

----------------------------------------------------------------------------------------------------------------------------------
Is Mortality & Expense      No                         No                       No                       No
Risk Fee different after
the annuity commencement
date?
----------------------------------------------------------------------------------------------------------------------------------
Dollar Cost Averaging       N/A                        N/A                      N/A                      Yes
Fixed Account Option
----------------------------------------------------------------------------------------------------------------------------------
Service Charge              $35 assessed on each       $35 assessed on each     Assessed only on a       Assessed only on a policy
                            policy anniversary. Not    policy anniversary. Not  policy anniversary;      anniversary; Waived if
                            deducted from the fixed    deducted from the fixed  Waived if sum of         sum of premium payments
                            account.                   account.                 premium payments less    less partial surrenders
                                                                                partial surrenders is    is at least $50,000 on
                                                                                at least $50,000 on      the policy anniversary.
                                                                                the policy anniversary.  Not deducted from the
                                                                                Not deducted from the    fixed account.
                                                                                fixed account.
----------------------------------------------------------------------------------------------------------------------------------
Nursing Care and Terminal   N/A                        Yes                      Yes                      Yes
Condition Withdrawal
Option
----------------------------------------------------------------------------------------------------------------------------------
Unemployment Waiver         N/A                        N/A                      N/A                      N/A

----------------------------------------------------------------------------------------------------------------------------------
Family Income Protector     N/A                        N/A                      N/A                      N/A
----------------------------------------------------------------------------------------------------------------------------------
Additional Death            N/A                        N/A                      N/A                      N/A
Distribution
----------------------------------------------------------------------------------------------------------------------------------
Initial Payment Guarantee   N/A                        N/A                      N/A                      N/A
----------------------------------------------------------------------------------------------------------------------------------
Managed Annuity Program     N/A                        N/A                      N/A                      N/A
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

Product Feature             AV320 101 99 197 and       AV376 101 106 1197 and   AV432 101 114 199 ,      AV620 101 137 101,
                            AE945 197                  AE 945 197               AV494 101 124 100 and    RTP 1 201, VIAR IP 0100,
                                                                                RGMI 1 798               RGMI 15 0301 and
                                                                                                         RGMI 1 798
----------------------------------------------------------------------------------------------------------------------------------
Excess Interest Adjustment  Yes                        Yes                      Yes                      Yes
----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Death    5% Annually Compounding    5% Annually Compounding  5% Annually Compounding  Greater of 6% Annually
Benefit Option(s)           (Option A), Annual         (Option A), Double       (Option A), Greater of   Compounding through age
                            Step-Up (Option B), or     Enhanced (Option B), or  5% Annually Compounding  80 Death Benefit or
                            Return of Premium          Return of Premium        through age 80 or        Monthly Step-Up through
                            (Option C). Option A       (Option C). Option A     Annual Step-Up through   age 80 Death Benefit
                            is only available if       is only available if     age 80 (Option B),       (available if owner and
                            owner and annuitant        owner and annuitant      Return of Premium        and annuitant are age 80
                            are both under age 75.     are both under Age 75.   (Option C), and          or younger) and the Return
                            Option B is only           Option B is only         Monthly Step-Up          of Premium Death Benefit
                            available if owner and     available if owner and   through age 80           (available if owner and
                            annuitant are under age    annuitant are under age  (Option D). Option A     annuitant are age 90 or
                            81.                        81.                      is only available if     younger.
                                                                                owner and annuitant
                                                                                are both under age
                                                                                75. Option B and D are
                                                                                only available if
                                                                                owner and annuitant
                                                                                are both under age 81.
----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Period Options   1, 3, 5 and 7 year         1, 3, 5, and 7 year      1, 3, 5, and 7 year      1, 3, 5, and 7 year
(available in the fixed     guaranteed periods         guaranteed periods       guaranteed periods       guaranteed periods
account)                    available.                 available.               available.               available.
----------------------------------------------------------------------------------------------------------------------------------
Minimum effective annual    3%                         3%                       3%                       3%
interest rate applicable
to the fixed account
----------------------------------------------------------------------------------------------------------------------------------
Asset Rebalancing           Yes                        Yes                      Yes                      Yes
----------------------------------------------------------------------------------------------------------------------------------
Death Proceeds              Greatest of (a) policy     Greatest of (a) policy   Greatest of (a) policy   Greatest of (a) policy
                            value, (b) cash value,     value, (b) cash value,   value, (b) cash value,   value, (b) cash value,
                            and (c) guaranteed         and (c) guaranteed       and (c) guaranteed       and (c) guaranteed
                            minimum death benefit.     minimum death benefit.   minimum death benefit.   minimum death benefit.
----------------------------------------------------------------------------------------------------------------------------------
Distribution Financing      Applicable                 Applicable               N/A                      N/A
Charge
----------------------------------------------------------------------------------------------------------------------------------
Is Mortality & Expense      No                         Yes (1.10%, plus         Yes (1.25%, plus         Yes (1.10%, plus
Risk Fee different after                               administrative charge,   administrative charge,   administrative charge,
the annuity commencement                               regardless of death      regardless of death      regardless of the death
date?                                                  benefit chosen prior     benefit chosen prior     benefit chosen prior
                                                       to the annuity           to the annuity           to the annuity
                                                       commencement date)       commencement date.)      commencement date.)
----------------------------------------------------------------------------------------------------------------------------------
Dollar Cost Averaging       Yes                        Yes                      Yes                      Yes
Fixed Account Option
----------------------------------------------------------------------------------------------------------------------------------
Service Charge              Assessed either on a       Assessed either on a     Assessed either on a     Assessed either on a
                            policy                     policy                   policy                   policy
                            anniversary or on          anniversary or on        anniversary or on        anniversary or on
                            surrender; Waived if       surrender; Waived if     surrender; Waived if     surrender; Waived if
                            sum of premium             sum of premium           sum of premium           sum of premium
                            payments less partial      payments less partial    payments less partial    payments less partial
                            surrenders or the          surrenders or the        surrenders or the        surrenders or the
                            policy value is at         policy value is at       policy value is at       policy value is at
                            least $50,000 on the       least $50,000 on the     least $50,000 on The     least $50,000 on The
                            policy anniversary or      policy anniversary or    policy anniversary or    policy anniversary or
                            at the time of             at the time of           at the time of           at the time of
                            surrender. The service     surrender. The service   surrender. The service   surrender. The service
                            charge is deducted         charge is deducted       charge is deducted       charge is deducted
                            pro-rata from the          pro-rata from the        pro-rata from the        pro-rata from the
                            investment options.        investment options.      investment options.      investment options.
----------------------------------------------------------------------------------------------------------------------------------
Nursing Care and Terminal   Yes                        Yes                       Yes                     Yes
Condition Withdrawal
Option
----------------------------------------------------------------------------------------------------------------------------------
Unemployment Waiver         N/A                        N/A                      Yes                      Yes
----------------------------------------------------------------------------------------------------------------------------------
Family Income Protector     N/A                        N/A                      Yes                      Yes
----------------------------------------------------------------------------------------------------------------------------------
Additional Death            N/A                        N/A                      N/A                      Yes
Distribution
----------------------------------------------------------------------------------------------------------------------------------
Initial Payment Guarantee   N/A                        N/A                      N/A                      Yes
----------------------------------------------------------------------------------------------------------------------------------
Managed Annuity Program     N/A                        N/A                      N/A                      N/A
----------------------------------------------------------------------------------------------------------------------------------

                    TRANSAMERICA LANDMARK VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                         Supplement Dated May 1, 2002
                                    To The
                         Prospectus Dated May 1, 2002


An optional "Liquidity Rider" is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.



                This Prospectus Supplement must be accompanied
                           by the Prospectus for the
           Transamerica Landmark Variable Annuity Dated May 1, 2002

                                                     ANNUITY POLICY FEE TABLE
====================================================================================================================================
                                                                                Separate Account Annual Expenses
        Policy Owner Transaction Expenses                                  (as a percentage of average account value)
------------------------------------------------------------------------------------------------------------------------------------
 Sales Load On Purchase Payments....................    0      Mortality and Expense Risk Fee/(6)/...............   1.15%
 Maximum Surrender Charge                                      Administrative Charge.............................   0.15%
                                                                                                                    -----
    (as a % of Premium Payments Surrendered)/(1)/...    8%     TOTAL SEPARATE ACCOUNT
 Annual Service Charge /(2)/........  $0 - $35 Per Policy        ANNUAL EXPENSES.................................   1.30%

 Transfer Fee /(3)/............................  $0 - $10
                                                               Optional Separate Account Expenses:
                                                               ----------------------------------
 Optional Rider Expenses:                                      Double Enhanced Death Benefit Fee/(7)/............   0.25%
 -----------------------
 Managed Annuity Program Fee/(4)/..................  0.45%     Liquidity Rider Fee/(8)/..........................   0.50%

 Additional Death Distribution Fee/(5)/............  0.25%     TOTAL SEPARATE ACCOUNT ANNUAL
                                                                 EXPENSES WITH HIGHEST OPTIONAL
                                                                 SEPARATE ACCOUNT EXPENSES(9)....................   2.05%
====================================================================================================================================
                                                  Portfolio Annual Expenses (10)
                    (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
====================================================================================================================================
                                                          Management         Other         Rule 12b-1     Total  Portfolio
                                                             Fees           Expenses          Fees        Annual Expenses

Alger Aggressive Growth
American Century Income & Growth
American Century International
Gabelli Global Growth
Goldman Sachs Growth
Great Companies - America(SM)
Great Companies - Global/2/
Great Companies - Technology(SM)
Janus Global (A/T)/(11)/
NWQ Value Equity
Pilgrim Baxter Mid Cap Growth
Salomon All Cap
T. Rowe Price Dividend Growth
T. Rowe Price Small Cap
Van Kampen Emerging Growth
Alliance Growth & Income - Class B
Alliance Premier Growth -  Class B
Capital Guardian Global
Capital Guardian U.S. Equity
Capital Guardian Value
Dreyfus Small Cap Value
Dreyfus U.S. Government Securities
Endeavor Asset Allocation
Endeavor Money Market
Endeavor Enhanced Index
Endeavor High Yield
Endeavor Janus Growth
Jennison Growth
T. Rowe Price Equity Income
T. Rowe Price Growth Stock
T. Rowe Price International Stock
Janus Aspen - Aggressive Growth - Service Shares
Janus Aspen - Strategic Value - Service Shares
Janus Aspen - Worldwide Growth - Service Shares
Transamerica VIF Growth
Transamerica VIF Small Company
Fidelity - VIP Equity-Income - Service Class 2
Fidelity - VIP Growth - Service Class 2
Fidelity - VIP II Contrafund(R) - Service Class 2
Fidelity - VIP III Growth Opportunities -  Service Class 2
Fidelity - VIP III Mid Cap - Service Class 2
====================================================================================================================================

/(1)/ The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made, from 8% in the year in which the premium payment was made, to 0% in the seventh year after the premium payment was made. If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

/(2)/ The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender.

/(3)/ The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(4)/ The Managed Annuity Program fee is 0.45% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.


/(5)/ The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.


/(6)/ The mortality and expense risk fee shown (1.15%) is for the "Return of Premium Death Benefit."

/(7)/ The fee for the "Double Enhanced Death Benefit" is in addition to the mortality and expense risk fee (1.15%).

/(8)/ The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

/(9)/ The Double Enhanced Death Benefit fee and Liquidity Rider fee are included herein.

/(10)/ The fee table information relating to the underlying funds is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verified the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

/(11)/ Effective September 1, 2000, the Janus Global (A/T) subaccount was closed to new investors.

 The following information hereby supplements the Fee Table Examples contained in the prospectus.

 EXAMPLES - TABLE B

 You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming the Managed Annuity Program, Liquidity Rider, and the Additional Death Distribution have been selected:

 The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

 A = Return of Premium Death Benefit
 B = Double Enhanced Death Benefit


=========================================================================================================================
                                                                                     If the Policy is annuitized at
                                                 If the Policy is surrendered   the end of the applicable time period or
                                                 at the end of the applicable     if the Policy is simply kept in the
                                                         time period.                      accumulation phase.
                                               --------------------------------------------------------------------------
Subaccounts                                       1        3       5       10      1          3          5          10
                                                 Year    Years   Years   Years    Year      Years      Years      Years
-------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                             A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
American Century Income & Growth                    A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
American Century International                      A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                               A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth                                A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Great Companies - America(SM)                       A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Great Companies - Global/2/                         A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Great Companies - Technology(SM)                    A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Janus Global (A/T)                                  A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
NWQ Value Equity                                    A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth                       A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Salomon All Cap                                     A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth                       A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap                             A
                                               --------------------------------------------------------------------------
                                                    B
=========================================================================================================================

EXAMPLES - TABLE B - continued........

=========================================================================================================================
                                                                                     If the Policy is annuitized at
                                                 If the Policy is surrendered   the end of the applicable time period or
                                                 at the end of the applicable     if the Policy is simply kept in the
                                                         time period.                      accumulation phase.
                                               --------------------------------------------------------------------------
Subaccounts                                        1       3       5       10      1          3          5          10
                                                  Year   Years   Years   Years    Year      Years      Years      Years
-------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                          A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income - Class B                  A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth - Class B                   A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian Global                             A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity                        A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value                              A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value                             A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities                  A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation                           A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Endeavor Money Market                               A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index                             A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Endeavor High Yield                                 A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth                               A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Jennison Growth                                     A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                         A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock                          A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                   A
                                               --------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Aggressive Growth -                   A
                                               --------------------------------------------------------------------------
 Service Shares                                     B
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Strategic Value -                     A
                                               --------------------------------------------------------------------------
 Service Shares                                     B
=========================================================================================================================

EXAMPLES - TABLE B - continued........

=========================================================================================================================
                                                                                     If the Policy is annuitized at
                                                  If the Policy is surrendered  the end of the applicable time period or
                                                  at the end of the applicable    if the Policy is simply kept in the
                                                          time period.                     accumulation phase.
                                          -------------------------------------------------------------------------------
Subaccounts                                         1      3       5      10       1          3          5         10
                                                  Year   Years   Years   Years    Year      Years      Years      Years
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Worldwide Growth -                    A
                                          -------------------------------------------------------------------------------
 Service Shares                                     B
-------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                             A
                                          -------------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company                      A
                                          -------------------------------------------------------------------------------
                                                    B
-------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income                        A
                                          -------------------------------------------------------------------------------
 Service Class 2                                    B
-------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth                               A
                                          -------------------------------------------------------------------------------
 Service Class 2                                    B
-------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund(R)                     A
                                          -------------------------------------------------------------------------------
 Service Class 2                                    B
-------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities             A
                                          -------------------------------------------------------------------------------
 Service Class 2                                    B
-------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap                          A
                                          -------------------------------------------------------------------------------
 Service Class 2                                    B
=========================================================================================================================

 Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 2001 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the period shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

 These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

 In the examples, the $35 annual service charge is reflected as a charge of ___________% based on average policy value of $____________ as of December 31, 2001.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule.  The following schedule shows the surrender charges that
------------------
apply if the Liquidity Rider is elected:


Number of Years        Surrender Charge
Since Premium          (as a percentage of
Payment Date           premium
                       surrendered)
-------------------------------------------
 0 - 1                 8%
 1 - 2                 8%
 2 - 3                 7%
 3 - 4                 6%
 5 or more             0%
-------------------------------------------


Rider Fee.  A daily rider fee equal to an effective annual rate of 0.50% of the
---------
daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.


Accumulation Unit Values.  After the end of the first four policy years, the
------------------------
0.50% charge for the Liquidity Rider will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the 0.50% charge and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination.  The rider is irrevocable.
-----------

The Liquidity Rider may vary by state and may not be available in all states.

                    TRANSAMERICA LANDMARK VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                         Supplement Dated May 1, 2002
                                    To The
                         Prospectus Dated May 1, 2002


An optional "Liquidity Rider" is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

The following investment choices are hereby added to your policy:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
Managed by Merrill Lynch Investment Managers, L.P.
  Merrill Lynch Basic Value Focus Fund
  Merrill Lynch High Current Income Fund
  Merrill Lynch Developing Capital Markets
    Focus Fund

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.



                This Prospectus Supplement must be accompanied
                   by the Prospectus for the
           Transamerica Landmark Variable Annuity Dated May 1, 2002

====================================================================================================================================
                                                     ANNUITY POLICY FEE TABLE
====================================================================================================================================
                                                                                 Separate Account Annual Expenses
     Policy Owner Transaction Expenses                                   (as a percentage of average account value)
------------------------------------------------------------------------------------------------------------------------------------
Sales Load On Purchase Payments......................  0                Mortality and Expense Risk Fee/(6)/..............  1.15%
Maximum Surrender Charge                                                Administrative Charge............................  0.15%
                                                                                                                           -----
    (as a % of Premium Payments Surrendered)/(1)/..... 8%               TOTAL SEPARATE ACCOUNT
Annual Service Charge /(2)/.........  $0 - $35 Per Policy                 ANNUAL EXPENSES................................  1.30%
Transfer Fee/(3)/...........................    $0 - $10
                                                                        Optional Separate Account Expenses:
                                                                        -----------------------------------
Optional Rider Expenses:                                                Double Enhanced Death Benefit Fee/(7)/...........  0.25%
------------------------
Managed Annuity Program Fee/(4)/..................  0.45%               Liquidity Rider Fee/(8)/.........................  0.50%
                                                                                                                          ------
Additional Death Distribution Fee/(5)/............  0.25%               TOTAL SEPARATE ACCOUNT ANNUAL
                                                                         EXPENSES WITH HIGHEST OPTIONAL
                                                                         SEPARATE ACCOUNT EXPENSES/(9)/..................  2.05%
====================================================================================================================================

                                                 Portfolio Annual Expenses /(10)/
                    (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Management       Other         Rule 12b-1    Total  Portfolio
                                                                    Fees          Expenses          Fees        Annual Expenses
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus Fund
Merrill Lynch High Current Income Fund
Merrill Lynch Developing Capital Markets Focus Fund
Alger Aggressive Growth
American Century Income & Growth
American Century International
Gabelli Global Growth
Goldman Sachs Growth
Great Companies - America(SM)
Great Companies - Global/2/
Great Companies - Technology(SM)
Janus Global (A/T) /(11)/
NWQ Value Equity
Pilgrim Baxter Mid Cap Growth
Salomon All Cap
T. Rowe Price Dividend Growth
T. Rowe Price Small Cap
Van Kampen Emerging Growth
Alliance Growth & Income - Class B
Alliance Premier Growth -  Class B
Capital Guardian Global
Capital Guardian U.S. Equity
Capital Guardian Value
Dreyfus Small Cap Value
Dreyfus U.S. Government Securities
Endeavor Asset Allocation
Endeavor Money Market
Endeavor Enhanced Index
Endeavor High Yield
Endeavor Janus Growth
Jennison Growth
T. Rowe Price Equity Income
T. Rowe Price Growth Stock
T. Rowe Price International Stock
Janus Aspen - Aggressive Growth - Service Shares
Janus Aspen - Strategic Value - Service Shares
Janus Aspen - Worldwide Growth - Service Shares
Transamerica VIF Growth
Transamerica VIF Small Company
Fidelity - VIP Equity-Income - Service Class 2
Fidelity - VIP Growth - Service Class 2
====================================================================================================================================

                                              ANNUITY POLICY FEE TABLE CONT.........
====================================================================================================================================
                                                                                 Separate Account Annual Expenses
        Policy Owner Transaction Expenses                                   (as a percentage of average account value)
------------------------------------------------------------------------------------------------------------------------------------
Sales Load On Purchase Payments......................  0                Mortality and Expense Risk Fee/(6)/..............  1.15%
Maximum Surrender Charge                                                Administrative Charge............................  0.15%
                                                                                                                           ----
    (as a % of Premium Payments Surrendered)/(1)/...   8%               TOTAL SEPARATE ACCOUNT
Annual Service Charge /(2)/.........  $0 - $35 Per Policy                  ANNUAL EXPENSES...............................  1.30%
Transfer Fee /(3)/............................  $0 - $10
                                                                        Optional Separate Account Expenses:
                                                                        ----------------------------------
Optional Rider Expenses:                                                Double Enhanced Death Benefit Fee/(7)/...........  0.25%
-----------------------
Managed Annuity Program Rider Fee/(4)/............  0.45%               Liquidity Rider Fee/(8)/.........................  0.50%
                                                                                                                           ----
Additional Death Distribution Rider Fee/(5)/......  0.25%               TOTAL SEPARATE ACCOUNT ANNUAL
                                                                          EXPENSES WITH HIGHEST OPTIONAL
                                                                          SEPARATE ACCOUNT EXPENSES/(9)/................   2.05%
====================================================================================================================================

                                                 Portfolio Annual Expenses /(10)/
                    (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Management       Other        Rule 12b-1    Total  Portfolio
                                                                        Fees         Expenses         Fees        Annual Expenses
------------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund(R) - Service Class 2
Fidelity - VIP III Growth Opportunities - Service Class 2
Fidelity - VIP III Mid Cap - Service Class 2
====================================================================================================================================


/(1)/ The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made, from 8% in the year in which the premium payment was made, to 0% in the seventh year after the premium payment was made. If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

/(2)/ The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender.

/(3)/ The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(4)/ The Managed Annuity Program fee is 0.45% of the minimum income base value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.


/(5)/ The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

/(6/) The mortality and expense risk fee shown (1.15%) is for the "Return of Premium Death Benefit."

/(7)/ The fee for the "Double Enhanced Death Benefit" is in addition to the mortality and expense risk fee (1.15%).

/(8)/ The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

/(9)/ The Double Enhanced Death Benefit Fee and Liquidity Rider Fee are included herein.

/(10)/ The fee table information relating to the underlying funds is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verified the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

/(11)/ Effective September 1, 2000, the Janus Global (A/T) subaccount was closed to new investors.

The following information hereby supplements the Fee Table Examples contained in the prospectus.

EXAMPLES - TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming no optional riders or features have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit

==============================================================================================================================
                                                                                          If the Policy is annuitized at
                                                     If the Policy is surrendered    the end of the applicable time period or
                                                      at the end of the applicable     if the Policy is simply kept  in the
                                                             time period.                        accumulation phase.
                                                   ===========================================================================
Subaccounts                                             1       3       5      10       1          3          5         10
                                                       Year   Years   Years   Years    Year      Years      Years      Years
==============================================================================================================================
Merrill Lynch Basic Value Focus                  A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Current Income                A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital                 A
                                               -------------------------------------------------------------------------------
 Markets Focus                                   B
------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                          A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
American Century Income & Growth                 A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
American Century International                   A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                            A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth                             A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Great Companies - America(SM)                    A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Great Companies - Global/2/                      A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Great Companies - Technology(SM)                 A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Janus Global (A/T)                               A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
NWQ Value Equity                                 A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth                    A
                                               -------------------------------------------------------------------------------
                                                 B
==============================================================================================================================

EXAMPLES - TABLE A - continued........

==============================================================================================================================
                                                                                          If the Policy is annuitized at
                                                     If the Policy is surrendered    the end of the applicable time period or
                                                      at the end of the applicable     if the Policy is simply kept  in the
                                                             time period.                        accumulation phase.
                                                   ===========================================================================
Subaccounts                                             1       3       5      10       1          3          5         10
                                                       Year   Years   Years   Years    Year      Years      Years      Years
==============================================================================================================================
Salomon All Cap                                  A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth                    A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap                          A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                       A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income - Class B               A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth - Class B                A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Global                          A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity                     A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value                           A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value                          A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities               A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation                        A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Endeavor Money Market                            A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index                          A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Endeavor High Yield                              A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth                            A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Jennison Growth                                  A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                      A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock                       A
                                               -------------------------------------------------------------------------------
                                                 B
==============================================================================================================================

EXAMPLES - TABLE A - continued........


==============================================================================================================================
                                                                                          If the Policy is annuitized at
                                                     If the Policy is surrendered    the end of the applicable time period or
                                                      at the end of the applicable     if the Policy is simply kept  in the
                                                             time period.                        accumulation phase.
                                                   ===========================================================================
Subaccounts                                             1       3       5      10       1          3          5         10
                                                       Year   Years   Years   Years    Year      Years      Years      Years
==============================================================================================================================
T. Rowe Price International Stock                A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Aggressive Growth -                A
                                               -------------------------------------------------------------------------------
 Service Shares                                  B
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Strategic Value -                  A
                                               -------------------------------------------------------------------------------
 Service Shares                                  B
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Worldwide Growth -                 A
                                               -------------------------------------------------------------------------------
 Service Shares                                  B
------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                          A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company                   A
                                               -------------------------------------------------------------------------------
                                                 B
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income                     A
                                               -------------------------------------------------------------------------------
 Service Class 2                                 B
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth                            A
                                               -------------------------------------------------------------------------------
 Service Class 2                                 B
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund(R)                  A
                                               -------------------------------------------------------------------------------
 Service Class 2                                 B
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities          A
                                               -------------------------------------------------------------------------------
 Service Class 2                                 B
------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap                       A
                                               -------------------------------------------------------------------------------
 Service Class 2                                 B
==============================================================================================================================

EXAMPLES - TABLE B

You would pay the following expenses a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming the Managed Annuity Program, Liquidity Rider, and the Additional Death Distribution have been selected:


The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit

=========================================================================================================================
                                                                                     If the Policy is annuitized at
                                                  If the Policy is surrendered  the end of the applicable time period or
                                                  at the end of the applicable    if the Policy is simply kept in the
                                                          time period.                     accumulation phase.

Subaccounts                                        1       3       5      10       1       3          5         10
                                                  Year   Years   Years   Years    Year   Years      Years      Years
=========================================================================================================================
Merrill Lynch Basic Value Focus             A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Current Income           A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital            A
                                            -----------------------------------------------------------------------------
 Markets Focus                              B
-------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                     A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
American Century Income & Growth            A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
American Century International              A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                       A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth                        A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Great Companies - America(SM)               A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Great Companies - Global/2/                 A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Great Companies - Technology(SM)            A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Janus Global (A/T)                          A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
NWQ Value Equity                            A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth               A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Salomon All Cap                             A
                                            -----------------------------------------------------------------------------
                                            B
=========================================================================================================================

EXAMPLES - TABLE B - continued........

=========================================================================================================================
                                                                                     If the Policy is annuitized at
                                                  If the Policy is surrendered  the end of the applicable time period or
                                                  at the end of the applicable    if the Policy is simply kept in the
                                                          time period.                     accumulation phase.

Subaccounts                                        1       3       5      10       1       3          5         10
                                                  Year   Years   Years   Years    Year   Years      Years      Years
=========================================================================================================================
T. Rowe Price Dividend Growth               A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap                     A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                  A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income - Class B          A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth - Class B           A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian Global                     A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity                A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value                      A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value                     A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities          A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation                   A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Endeavor Money Market                       A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index                     A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Endeavor High Yield                         A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth                       A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
Jennison Growth                             A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                 A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock                  A
                                            -----------------------------------------------------------------------------
                                            B
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock           A
                                            -----------------------------------------------------------------------------
                                            B
=========================================================================================================================

EXAMPLES - TABLE B - continued........

=========================================================================================================================
                                                                                     If the Policy is annuitized at
                                                  If the Policy is surrendered  the end of the applicable time period or
                                                  at the end of the applicable    if the Policy is simply kept in the
                                                          time period.                     accumulation phase.

Subaccounts                                        1       3       5      10       1       3          5         10
                                                  Year   Years   Years   Years    Year   Years      Years      Years
=========================================================================================================================
 Janus Aspen - Aggressive Growth -           A
                                             ----------------------------------------------------------------------------
  Service Shares                             B
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Strategic Value -              A
                                             ----------------------------------------------------------------------------
  Service Shares                             B
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Worldwide Growth -             A
                                             ----------------------------------------------------------------------------
  Service Shares                             B
-------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                      A
                                             ----------------------------------------------------------------------------
                                             B
-------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company               A
                                             ----------------------------------------------------------------------------
                                             B
-------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income                 A
                                             ----------------------------------------------------------------------------
  Service Class 2                            B
-------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth                        A
                                             ----------------------------------------------------------------------------
  Service Class 2                            B
-------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund(R)              A
                                             ----------------------------------------------------------------------------
  Service Class 2                            B
-------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities      A
                                             ----------------------------------------------------------------------------
  Service Class 2                            B
-------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap                   A
                                             ----------------------------------------------------------------------------
  Service Class 2                            B
=========================================================================================================================

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 2001 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of ___________% based on average policy value of $____________ as of December 31, 2001.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule.  The following schedule shows the surrender charges that
------------------
apply if the Liquidity Rider is elected:

   ---------------------------------------------
   Number of Years         Surrender Charge
   Since Premium           (as a percentage of
   Payment Date            premium
                           surrendered)
   ---------------------------------------------
   0 - 1                   8%
   1 - 2                   8%
   2 - 3                   7%
   3 - 4                   6%
   5 or more               0%
   ---------------------------------------------

Rider Fee. A daily rider fee equal to an effective annual rate of 0.50% of the
---------
daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.


Accumulation Unit Values.  After the end of the fourth policy year, the 0.50%
------------------------
charge for the Liquidity Rider will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the 0.50% charge and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination.  The rider is irrevocable.
-----------

The Liquidity Rider may vary by state and may not be available in all states.

                                  APPENDIX A

                        CONDENSED FINANCIAL INFORMATION
               (For policies purchased on or after May 1, 2002)

The "Return of Premium Death Benefit" with Total Separate Account Annual Expenses of 1.30%, and the "Double Enhanced Death Benefit" with Total Separate Account Annual Expenses of 1.55%, were not offered as of December 31, 2001, therefore condensed financial data is not available that reflects those death benefits.

                        CONDENSED FINANCIAL INFORMATION
                 (For policies purchased prior to May 1, 2002)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

        Greater of 6% Annually Compounding through age 80 Death Benefit or the Monthly Step-Up through age 80 Death Benefit*
                (Total Separate Account Annual Expenses: 1.50%)

===================================================================================================================
                                                              Accumulation      Accumulation        Number of
                                                               Unit Value        Unit Value        Accumulation
                                                             at Beginning of    at End of Year    Units at End of
                                                                  Year                                 Year
-------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Basic Value Focus Fund  ML Subaccount
  2001/(1)/.............................................         $1.000000
-------------------------------------------------------------------------------------------------------------------
 Merrill Lynch High Current Income Fund  ML Subaccount
  2001/(1)/.............................................         $1.000000
-------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Developing Capital Markets Focus Fund
  ML  Subaccount
  2001/(1)/.............................................         $1.000000
-------------------------------------------------------------------------------------------------------------------
 Alger Aggressive Growth Subaccount
  2001/(1)/.............................................         $1.000000
-------------------------------------------------------------------------------------------------------------------
 American Century Income & Growth Subaccount
  2001/(1)/.............................................         $1.000000
-------------------------------------------------------------------------------------------------------------------
 American Century International Subaccount
  2001/(1)/.............................................         $1.000000
-------------------------------------------------------------------------------------------------------------------
 Gabelli Global Growth Subaccount
  2001/(1)/.............................................         $1.000000
-------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Growth Subaccount
  2001/(1)/.............................................         $1.000000
-------------------------------------------------------------------------------------------------------------------
 Great Companies - America(SM) Subaccount
  2001/(1)/.............................................         $1.000000
-------------------------------------------------------------------------------------------------------------------
 Great Companies - Global/2/ Subaccount
  2001/(1)/.............................................         $1.000000
===================================================================================================================

        Greater of 6% Annually Compounding through age 80 Death Benefit or the Monthly Step-Up through age 80 Death Benefit*
                (Total Separate Account Annual Expenses: 1.50%)
                               continued........

=====================================================================================================================
                                                             Accumulation      Accumulation        Number of
                                                              Unit Value        Unit Value        Accumulation
                                                           at Beginning of    at End of Year    Units at End of
                                                                 Year                                 Year
------------------------------------------------------------------------------------------------------------------
 Great Companies - Technology(SM) Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 NWQ Value Equity Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 Pilgrim Baxter Mid Cap Growth Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 Salomon All Cap Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Dividend Growth Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 Van Kampen Emerging Growth Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 Alliance Growth & Income Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 Alliance Premier Growth Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 Capital Guardian Global Subaccount**
  2001/(1)/...........................................         $1.000000
-------------------------------------------------------------------------------------------------------------------
 Capital Guardian U.S. Equity Subaccount***
  2001/(1)/...........................................         $1.000000
-------------------------------------------------------------------------------------------------------------------
 Capital Guardian Value Subaccount**
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 Dreyfus Small Value Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 Dreyfus U.S. Government Securities Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 Endeavor Asset Allocation Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 Endeavor Money Market Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 Endeavor Enhanced Index Subaccount
  2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------------
 Endeavor High Yield Subaccount
  2001/(1)/...........................................         $1.000000
==================================================================================================================

        Greater of 6% Annually Compounding through age 80 Death Benefit or the Monthly Step-Up through age 80 Death Benefit*
                (Total Separate Account Annual Expenses: 1.50%)
                               continued........

===============================================================================================================
                                                         Accumulation      Accumulation        Number of
                                                          Unit Value        Unit Value        Accumulation
                                                       at Beginning of    at End of Year    Units at End of
                                                             Year                                 Year
---------------------------------------------------------------------------------------------------------------
 Endeavor Janus Growth Subaccount
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 Jennison Growth Subaccount**
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Income Subaccount
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth Stock Subaccount
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 T. Rowe Price International Stock Subaccount
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 Janus Aspen - Aggressive Growth Subaccount
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 Janus Aspen - Strategic Value Subaccount
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 Janus Aspen - Worldwide Growth Subaccount
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 Transamerica VIF Growth Subaccount
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 Transamerica VIF Small Company Subaccount
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Equity-Income Subaccount
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Growth Subaccount
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 Fidelity - VIP II Contrafund(R) Subaccount
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Growth Opportunities Subaccount
  2001/(1)/...........................................         $1.000000
---------------------------------------------------------------------------------------------------------------
 Fidelity - VIP III Mid Cap Subaccount
  2001/(1)/...........................................         $1.000000
===============================================================================================================

                       Return of Premium Death Benefit *
                (Total Separate Account Annual Expenses: 1.25%)

============================================================================================================
                                                         Accumulation      Accumulation        Number of
                                                          Unit Value        Unit Value        Accumulation
                                                       at Beginning of    at End of Year    Units at End of
                                                             Year                                 Year
------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus Fund ML Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Merrill Lynch High Current Income Fund ML Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets Focus Fund
 ML Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
American Century Income & Growth Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
American Century International Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Gabelli Global Growth Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Great Companies - America(SM) Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Great Companies - Global/2/ Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Great Companies - Technology(SM) Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
NWQ Value Equity Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Salomon All Cap Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Subaccount
 2001/(1)/...........................................         $1.000000
============================================================================================================

                       Return of Premium Death Benefit *
                (Total Separate Account Annual Expenses: 1.25%)
                               continued........

============================================================================================================
                                                         Accumulation      Accumulation        Number of
                                                          Unit Value        Unit Value        Accumulation
                                                       at Beginning of    at End of Year    Units at End of
                                                             Year                                 Year
------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Capital Guardian Global Subaccount**
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity Subaccount***
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Capital Guardian Value Subaccount**
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Dreyfus Small Value Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Endeavor Money Market Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Endeavor High Yield Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Jennison Growth Subaccount**
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Janus Aspen - Aggressive Growth Subaccount
 2001/(1)/...........................................         $1.000000
------------------------------------------------------------------------------------------------------------
Janus Aspen - Strategic Value Subaccount
 2001/(1)/...........................................         $1.000000
============================================================================================================

                       Return of Premium Death Benefit *
                (Total Separate Account Annual Expenses: 1.25%)
                               continued........

=================================================================================================================
                                                              Accumulation      Accumulation        Number of
                                                               Unit Value        Unit Value        Accumulation
                                                            at Beginning of    at End of Year    Units at End of
                                                                  Year                                 Year
-----------------------------------------------------------------------------------------------------------------
Janus Aspen - Worldwide Growth Subaccount
 2001/(1)/...........................................            $1.000000
-----------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth Subaccount
 2001/(1)/...........................................            $1.000000
-----------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company Subaccount
 2001/(1)/...........................................            $1.000000
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income Subaccount
 2001/(1)/...........................................            $1.000000
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth Subaccount
 2001/(1)/...........................................            $1.000000
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund(R) Subaccount
 2001/(1)/...........................................            $1.000000
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities Subaccount
 2001/(1)/...........................................            $1.000000
-----------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap Subaccount
 2001/(1)/...........................................            $1.000000
=================================================================================================================

/(1)/ Period from May 1, 2001 through December 31, 2001.

* On May 1, 2002 the death benefits available under the policy were changed to (1) Double Enhanced Death Benefit with Total Separate Account Annual Expenses of 1.55%, and (2) Return of Premium Death Benefit with Total Separate Account Annual Expenses of 1.30%.
** Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The unit values shown reflect the portfolios' performance before those changes.
*** For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

   5% Annually Compounding Death Benefit or Double Enhanced Death Benefit *
                (Total Separate Account Annual Expenses: 1.55%)

=================================================================================================================================
                                                                        Accumulation           Accumulation            Number of
                                                                         Unit Value             Unit Value           Accumulation
                                                                        at Beginning              at End               Units at
                                                                           of Year                of Year             End of Year
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus ML Subaccount
 2001.......................................................              $1.490353
 2000.......................................................              $1.343442              $1.490353             16,662,325
 1999.......................................................              $1.128892              $1.343442             10,438,672
 1998.......................................................              $1.045149              $1.128892              1,297,001
 1997/(1)/..................................................              $1.000000              $1.045149              1,158,912
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Current Income ML Subaccount
 2001.......................................................              $0.944562
 2000.......................................................              $1.032293              $0.944562              6,658,698
 1999.......................................................              $0.991602              $1.032293              6,868,041
 1998.......................................................              $1.036753              $0.991602              1,798,461
 1997/(1)/..................................................              $1.000000              $1.036753              1,515,275
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets Focus
 ML Subaccount
 2001.......................................................              $0.617641
 2000.......................................................              $0.879578              $0.617641              3,224,333
 1999.......................................................              $0.540808              $0.879578              1,905,289
 1998.......................................................              $ .776036              $0.540808                265,187
 1997/(1)/..................................................              $1.000000              $0.776036                731,215
---------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth ML Subaccount
 2001.......................................................              $0.697419
 2000/(6)/..................................................              $1.000000              $0.697419              3,674,710
---------------------------------------------------------------------------------------------------------------------------------
American Century & Income ML Subaccount
 2001/(8)/..................................................              $1.000000
---------------------------------------------------------------------------------------------------------------------------------
American Century International ML Subaccount
 2001/(8)/..................................................              $1.000000
---------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth ML Subaccount
 2001.......................................................              $0.937848
 2000/(7)/..................................................              $1.000000              $0.937848                594,250
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth ML Subaccount
 2001.......................................................              $0.915132
 2000/(6)/..................................................              $1.000000              $0.915132                765,188
---------------------------------------------------------------------------------------------------------------------------------
Great Companies - America(SM) ML Subaccount
 2001/(8)/..................................................              $1.000000
---------------------------------------------------------------------------------------------------------------------------------
Great Companies - Global/2/ ML Subaccount
 2001.......................................................              $0.949871
 2000/(7)/..................................................              $1.000000              $0.949871                 41,449
=================================================================================================================================

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                (Total Separate Account Annual Expenses: 1.55%)
                                continued......


===============================================================================================================================
                                                                   Accumulation          Accumulation             Number of
                                                                    Unit Value            Unit Value            Accumulation
                                                                   at Beginning             at End                Units at
                                                                      of Year               of Year              End of Year
-------------------------------------------------------------------------------------------------------------------------------
Great Companies - Technology(SM) ML Subaccount
2001/(8)/...................................................         $1.000000
-------------------------------------------------------------------------------------------------------------------------------
Janus Global ML Subaccount (A/T)
2001........................................................         $0.777402
2000/(6)/...................................................         $1.000000              $0.777402              5,232,909
-------------------------------------------------------------------------------------------------------------------------------
NWQ Value Equity ML Subaccount
2001........................................................         $1.080814
2000/(6)/...................................................         $1.000000              $1.080814                287,585
-------------------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth ML Subaccount
2001........................................................         $0.789965
2000/(6)/...................................................         $1.000000              $0.789965              4,370,208
-------------------------------------------------------------------------------------------------------------------------------
Salomon All Cap ML Subaccount
2001........................................................         $1.031639
2000/(6)/...................................................         $1.000000              $1.031639              2,112,476
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth ML Subaccount
2001........................................................         $1.074760
2000/(6)/...................................................         $1.000000              $1.074760                413,526
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap ML Subaccount
2001........................................................         $0.854538
2000/(6)/...................................................         $1.000000              $0.854538              2,894,614
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth ML Subaccount
2001/(8)/...................................................         $1.000000
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income ML Subaccount
2001/(8)/...................................................         $1.000000
-------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth ML Subaccount
2001/(8)/...................................................         $1.000000
-------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Global ML Subaccount**
2001........................................................         $1.274775
2000........................................................         $1.530432              $1.274775              7,037,105
1999........................................................         $1.052609              $1.530432              3,024,269
1998/(2)/...................................................         $1.000000              $1.052609                282,425
-------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity ML Subaccount***
2001                                                                 $0.884476
2000........................................................         $0.962537              $0.884476              8,162,728
1999/(5)/...................................................         $1.121334              $0.962537              1,693,186
1998/(4)/...................................................         $1.000000              $1.121334                662,269
===============================================================================================================================

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                (Total Separate Account Annual Expenses: 1.55%)
                                continued......

=================================================================================================================================
                                                                  Accumulation           Accumulation             Number of
                                                                   Unit Value             Unit Value            Accumulation
                                                                  at Beginning              at End                Units at
                                                                     of Year                of Year              End of Year
---------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value ML Subaccount**
 2001.......................................................        $2.191524
 2000.......................................................        $2.107887              $2.191524              4,297,703
 1999.......................................................        $2.212928              $2.107887              4,454,289
 1998.......................................................        $2.084599              $2.212928                504,438
 1997/(1)/..................................................        $1.951455              $2.084599                695,792
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value ML Subaccount
 2001.......................................................        $2.482358
 2000.......................................................        $2.270485              $2.482358             11,114,250
 1999.......................................................        $1.785929              $2.270485              6,466,465
 1998.......................................................        $1.849865              $1.785929                767,225
 1997/(1)/..................................................        $1.763002              $1.849865              1,303,711
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities ML Subaccount
 2001.......................................................        $1.359649
 2000.......................................................        $1.253314              $1.359649              5,730,704
 1999.......................................................        $1.286733              $1.253314              4,528,567
 1998.......................................................        $1.214143              $1.286733              1,216,510
 1997/(1)/..................................................        $1.156486              $1.214143                250,859
---------------------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation ML Subaccount
 2001.......................................................        $2.917408
 2000.......................................................        $3.149277              $2.917408              7,634,722
 1999.......................................................        $2.535888              $3.149277              5,298,099
 1998.......................................................        $2.170350              $2.535888                581,571
 1997/(1)/..................................................        $2.073492              $2.170350                560,006
---------------------------------------------------------------------------------------------------------------------------------
Endeavor Money Market ML Subaccount
 2001.......................................................        $1.331509
 2000.......................................................        $1.275932              $1.331509              5,009,561
 1999.......................................................        $1.239556              $1.275932              4,284,434
 1998.......................................................        $1.195541              $1.239556                358,757
 1997/(1)/..................................................        $1.174747              $1.195541                237,144
---------------------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index ML Subaccount
 2001.......................................................        $1.606831
 2000.......................................................        $1.831774              $1.606831             20,897,589
 1999.......................................................        $1.577775              $1.831774             15,093,778
 1998.......................................................        $1.216754              $1.577775            972,108.717
 1997/(1)/..................................................        $1.140312              $1.216754            842,854.350
=================================================================================================================================

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                (Total Separate Account Annual Expenses: 1.55%)
                                continued......

================================================================================================================================
                                                                  Accumulation           Accumulation             Number of
                                                                   Unit Value             Unit Value            Accumulation
                                                                  at Beginning              at End                Units at
                                                                     of Year                of Year              End of Year
--------------------------------------------------------------------------------------------------------------------------------
Endeavor High Yield ML Subaccount
 2001.......................................................        $ 0.934479
 2000.......................................................        $ 1.000739             $ 0.934479              3,696,972
 1999.......................................................        $ 0.961203             $ 1.000739              2,298,662
 1998/(3)/..................................................        $ 1.000000             $ 0.961203                121,412
--------------------------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth ML Subaccount
 2001.......................................................        $34.675805
 2000.......................................................        $49.870147             $34.675805              2,262,590
 1999.......................................................        $31.898334             $49.870147              1,363,437
 1998.......................................................        $19.650673             $31.898334                 90,918
 1997/(1)/..................................................        $19.367467             $19.650673                134,839
--------------------------------------------------------------------------------------------------------------------------------
Jennison Growth ML Subaccount**
 2001.......................................................        $ 1.075994
 2000.......................................................        $ 1.235669             $ 1.075944              4,751,270
 1999.......................................................        $ 1.200101             $ 1.235669              4,272,750
 1998.......................................................        $ 1.156145             $ 1.200101                602,380
 1997/(1)/..................................................        $ 1.103566             $ 1.156145                823,036
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income ML Subaccount
 2001.......................................................        $ 2.322653
 2000.......................................................        $ 2.099984             $ 2.322653             10,421,648
 1999.......................................................        $ 2.065623             $ 2.099984              8,897,631
 1998.......................................................        $ 1.923605             $ 2.065623              1,136,105
 1997/(1)/..................................................        $ 1.757991             $ 1.923605              1,205,031
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock ML Subaccount
 2001.......................................................        $ 1.604835
 2000.......................................................        $ 1.993671             $ 1.604835             10,843,974
 1999.......................................................        $ 1.533035             $ 1.993671              5,444,717
 1998.......................................................        $ 1.345562             $ 1.533035                716,582
 1997/(1)/..................................................        $ 1.490376             $ 1.345562               1,418,82
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock ML Subaccount
 2001.......................................................        $ 3.050487
 2000.......................................................        $ 3.113428             $ 3.050487             10,933,823
 1999.......................................................        $ 2.593121             $ 3.113428              7,893,482
 1998.......................................................        $ 2.041994             $ 2.593121                648,310
 1997/(1)/..................................................        $ 1.905196             $ 2.041994                863,752
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Aggressive Growth ML Subaccount
 2001.......................................................        $ 0.738193
 2000/(7)/..................................................        $ 1.000000             $ 0.738193                104,844
================================================================================================================================

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                (Total Separate Account Annual Expenses: 1.55%)
                                continued......

================================================================================================================================
                                                                  Accumulation           Accumulation             Number of
                                                                   Unit Value             Unit Value            Accumulation
                                                                  at Beginning              at End                Units at
                                                                     of Year                of Year              End of Year
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Strategic Value ML Subaccount
 2001.......................................................        $0.998590
 2000/(7)/..................................................        $1.000000              $0.998590                213,764
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Worldwide Growth ML Subaccount
 2001.......................................................        $0.887518
 2000/(7)/..................................................        $1.000000              $0.887518                828,954
--------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth ML Subaccount
 2001.......................................................        $0.830010
 2000/(6)/..................................................        $1.000000              $0.830010              2,474,715
--------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company ML Subaccount
 2001/(8)/..................................................        $1.000000
--------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income ML Subaccount
 2001.......................................................        $1.083236
 2000/(6)/..................................................        $1.000000              $1.083236                909,008
--------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth ML Subaccount
 2001/(8)/..................................................        $1.000000
--------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund ML Subaccount
 2001.......................................................        $0.921627
 2000/(6)/..................................................        $1.000000              $0.921627              4,510,157
--------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities ML Subaccount
 2001.......................................................        $0.847487
 2000/(6)/..................................................        $1.000000              $0.847487                622,698
--------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap ML Subaccount
 2001.......................................................        $1.113532
 2000/(6)/..................................................        $1.000000              $1.113532              5,747,229
================================================================================================================================

                        Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)

================================================================================================================================
                                                                  Accumulation           Accumulation             Number of
                                                                   Unit Value             Unit Value            Accumulation
                                                                  at Beginning              at End              Units at End
                                                                     of Year                of Year                of Year
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus ML Subaccount
 2001.......................................................        $1.498085
 2000.......................................................        $1.348411              $1.498085              2,770,488
 1999.......................................................        $1.126397              $1.348411              2,454,557
 1998.......................................................        $1.045922              $1.126397              5,316,790
 1997/(1)/..................................................        $1.000000              $1.045922                279,869
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Current Income ML Subaccount
 2001.......................................................        $0.949440
 2000.......................................................        $1.036111              $0.949440              1,566,347
 1999.......................................................        $0.989413              $1.036111              1,743,155
 1998.......................................................        $1.037515              $0.989413              5,690,547
 1997/(1)/..................................................        $1.000000              $1.037515                296,792
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets Focus
 ML Subaccount
 2001.......................................................        $0.620833
 2000.......................................................        $0.882824              $0.620833                721,091
 1999.......................................................        $0.539622              $0.882824                423,799
 1998.......................................................        $0.776606              $0.539622              1,369,352
 1997/(1)/..................................................        $1.000000              $0.776606                190,773
--------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth ML Subaccount
 2001.......................................................        $0.698100
 2000/(6)/..................................................        $1.000000              $0.698100                904,247
--------------------------------------------------------------------------------------------------------------------------------
American Century Income & Growth ML Subaccount
 2001/(8)/..................................................        $1.000000
--------------------------------------------------------------------------------------------------------------------------------
American Century International ML Subaccount
 2001/(8)/..................................................        $1.000000
--------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth ML Subaccount
 2001.......................................................        $0.938154
 2000/(7)/..................................................        $1.000000              $0.938154                203,314
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth ML Subaccount
 2001.......................................................        $0.916033
 2000/(6)/..................................................        $1.000000              $0.916033                227,698
--------------------------------------------------------------------------------------------------------------------------------
Great Companies - American(SM) ML Subaccount
 2001/(8)/..................................................        $1.000000
--------------------------------------------------------------------------------------------------------------------------------
Great Companies - Global/2/ ML Subaccount
 2001.......................................................        $0.950187
 2000/(7)/..................................................        $1.000000              $0.950187                  1,000
================================================================================================================================

                       Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)
                                continued.....

=================================================================================================================================
                                                                  Accumulation           Accumulation             Number of
                                                                   Unit Value             Unit Value            Accumulation
                                                                  at Beginning              at End              Units at End
                                                                     of Year                of Year                of Year
---------------------------------------------------------------------------------------------------------------------------------
Great Companies - Technology(SM) ML Subaccount
 2001/(8)/..................................................         $1.000000
---------------------------------------------------------------------------------------------------------------------------------
Janus Global ML Subaccount (A/T)
 2001.......................................................         $0.778173
 2000/(6)/..................................................         $1.000000              $0.778173                616,807
---------------------------------------------------------------------------------------------------------------------------------
NWQ Value Equity ML Subaccount
 2001.......................................................         $1.081878
 2000/(6)/..................................................         $1.000000              $1.081878                 49,102
---------------------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth ML Subaccount
 2001.......................................................         $0.790745
 2000/(6)/..................................................         $1.000000              $0.790745                716,416
---------------------------------------------------------------------------------------------------------------------------------
Salomon All Cap ML Subaccount
 2001.......................................................         $1.032666
 2000/(6)/..................................................         $1.000000              $1.032666                345,974
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth ML Subaccount
 2001.......................................................         $1.075818
 2000/(6)/..................................................         $1.000000              $1.075818                 73,189
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap ML Subaccount
 2001.......................................................         $0.855380
 2000/(6)/..................................................         $1.000000              $0.855380                350,710
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth ML Subaccount
 2001/(8)/..................................................         $1.000000
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income ML Subaccount
 2001/(8)/..................................................         $1.000000
---------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth ML Subaccount
 2001/(8)/..................................................         $1.000000
---------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Global ML Subaccount**
 2001.......................................................         $1.280261
 2000.......................................................         $1.534754              $1.280261                930,391
 1999.......................................................         $1.051197              $1.534754                447,744
 1998/(2)/..................................................         $1.000000              $1.051197              2,154,770
---------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity ML Subaccount***
 2001.......................................................         $0.887757
 2000.......................................................         $0.964682              $0.887757              1,588,618
 1999/(5)/..................................................         $1.122170              $0.964682                316,391
 1998/(4)/..................................................         $1.000000              $1.122170                175,738
=================================================================================================================================

                       Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)
                                continued.....


=================================================================================================================================
                                                                  Accumulation           Accumulation             Number of
                                                                   Unit Value             Unit Value            Accumulation
                                                                  at Beginning              at End              Units at End
                                                                     of Year                of Year                of Year
---------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value ML Subaccount**
 2001.......................................................        $2.202884
 2000.......................................................        $2.115695              $2.202884              1,205,797
 1999.......................................................        $2.208027              $2.115695                961,278
 1998.......................................................        $2.086130              $2.208027              3,058,827
 1997/(1)/..................................................        $1.951455              $2.086130                185,607
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value ML Subaccount
 2001.......................................................        $2.495215
 2000.......................................................        $2.278888              $2.495215              2,058,766
 1999.......................................................        $1.781970              $2.278888              1,327,061
 1998.......................................................        $1.851229              $1.781970              4,007,193
 1997/(1)/..................................................        $1.763002              $1.851229                427,723
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities ML Subaccount
 2001.......................................................        $1.364481
 2000.......................................................        $1.255919              $1.364481              1,209,211
 1999.......................................................        $1.283878              $1.255919              1,667,132
 1998.......................................................        $1.215033              $1.283878              2,530,595
 1997/(1)/..................................................        $1.156486              $1.215033                142,705
---------------------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation ML Subaccount
 2001.......................................................        $2.932518
 2000.......................................................        $3.160924              $2.932518              1,519,535
 1999.......................................................        $2.530280              $3.160924              1,189,043
 1998.......................................................        $2.171948              $2.530280              2,567,842
 1997/(1)/..................................................        $2.073492              $2.171948                146,972
---------------------------------------------------------------------------------------------------------------------------------
Endeavor Money Market ML Subaccount
 2001.......................................................        $1.338389
 2000.......................................................        $1.280646              $1.338389              1,343,317
 1999.......................................................        $1.236824              $1.280646                547,318
 1998.......................................................        $1.196418              $1.236824              1,488,032
 1997/(1)/..................................................        $1.174747              $1.196418                186,770
---------------------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index ML Subaccount
 2001.......................................................        $1.615156
 2000.......................................................        $1.838549              $1.615156              3,848,389
 1999.......................................................        $1.574288              $1.838549              3,001,172
 1998.......................................................        $1.217647              $1.574288              4,212,857
 1997/(1)/..................................................        $1.140312              $1.217647                517,261
=================================================================================================================================

                       Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)
                                continued.....

=================================================================================================================================
                                                                  Accumulation           Accumulation             Number of
                                                                   Unit Value             Unit Value            Accumulation
                                                                  at Beginning              at End              Units at End
                                                                     of Year                of Year                of Year
---------------------------------------------------------------------------------------------------------------------------------
Endeavor High Yield ML Subaccount
 2001.......................................................         $ 0.938048
 2000.......................................................         $ 1.003083             $ 0.938048                708,577
 1999.......................................................         $ 0.960378             $ 1.003083                625,740
 1998/(3)/..................................................         $ 1.000000             $ 0.960378                277,923
---------------------------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth ML Subaccount
 2001.......................................................         $34.855341
 2000.......................................................         $50.054351             $34.855341                422,048
 1999.......................................................         $31.827882             $50.054351                292,621
 1998.......................................................         $19.665157             $31.827882                468,648
 1997/(1)/..................................................         $19.367467             $19.665157                 22,707
---------------------------------------------------------------------------------------------------------------------------------
Jennison Growth ML Subaccount**
 2001.......................................................         $ 1.081530
 2000.......................................................         $ 1.240246             $ 1.081530              1,128,456
 1999.......................................................         $ 1.197456             $ 1.240246                941,151
 1998.......................................................         $ 1.156993             $ 1.197456              4,355,755
 1997/(1)/..................................................         $ 1.103566             $ 1.156993                278,939
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income ML Subaccount
 2001.......................................................         $ 2.334702
 2000.......................................................         $ 2.107761             $ 2.334702              2,368,905
 1999.......................................................         $ 2.061049             $ 2.107761              1,874,944
 1998.......................................................         $ 1.925022             $ 2.061049              5,183,439
 1997/(1)/..................................................         $ 1.757991             $ 1.925022                399,677
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock ML Subaccount
 2001.......................................................         $ 3.066258
 2000.......................................................         $ 3.124914             $ 3.066258              2,178,410
 1999.......................................................         $ 2.587405             $ 3.124914              1,602,289
 1998.......................................................         $ 2.043487             $ 2.587405              3,959,439
 1997/(1)/..................................................         $ 1.905196             $ 2.043487                275,874
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock ML Subaccount
 2001.......................................................         $ 1.613169
 2000.......................................................         $ 2.001071             $ 1.613169              1,859,245
 1999.......................................................         $ 1.529630             $ 2.001071              1,186,858
 1998.......................................................         $ 1.346560             $ 1.529630              3,171,012
 1997/(1)/..................................................         $ 1.490376             $ 1.346560                396,884
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Aggressive Growth ML Subaccount
 2001.......................................................         $ 0.673903
 2000/(7)/..................................................         $ 1.000000             $ 0.673903                 32,897
=================================================================================================================================

                       Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)
                                continued.....

=================================================================================================================================
                                                                  Accumulation           Accumulation             Number of
                                                                   Unit Value             Unit Value            Accumulation
                                                                  at Beginning              at End              Units at End
                                                                     of Year                of Year                of Year
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Strategic Value ML Subaccount
 2001.......................................................        $0.998916
 2000/(7)/..................................................        $1.000000               $0.998916                30,695
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Worldwide Growth ML Subaccount
 2001.......................................................        $0.799555
 2000/(7)/..................................................        $1.000000               $0.799555               102,305
---------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth ML Subaccount
 2001.......................................................        $0.830824
 2000/(6)/..................................................        $1.000000               $0.830824               271,624
---------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company ML Subaccount
 2001/(8)/..................................................        $1.000000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income ML Subaccount
 2001.......................................................        $1.084290
 2000/(6)/..................................................        $1.000000               $1.084290                48,227
---------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth ML Subaccount
 2001/(8)/..................................................        $1.000000
---------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund ML Subaccount
 2001.......................................................        $0.922538
 2000/(6)/..................................................        $1.000000               $0.922538               249,903
---------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities ML Subaccount
 2001.......................................................        $0.848316
 2000/(6)/..................................................        $1.000000               $0.848316               108,777
---------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap ML Subaccount
 2001.......................................................        $1.114623
 2000/(6)/..................................................        $1.000000               $1.114623               661,304
=================================================================================================================================

(1) Period from July 3, 1997 through December 31, 1997.
(2) Period from February 2, 1998 through December 31, 1998.
(3) Period from June 2, 1998 through December 31, 1998.
(4) Period from July 1, 1998 through December 31, 1998.
(5) Period from January 1, 1999 through December 31, 1999.
(6) Period from May 1, 2000 through December 31, 2000.
(7) Period from October 9, 2000 through December 31, 2000.
(8) Period from May 1, 2001 through December 31, 2001.

*   On May 1, 2002 the death benefits available under the policy were changed to
    (1) Double Enhanced Death Benefit with Total Separate Account Annual Expenses of 1.55%, and (2) Return of Premium Death Benefit with Total Separate Account Annual Expenses of 1.30%.

** Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The unit values shown reflect the portfolios' performance before those changes.

*** For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

                                  APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data


===============================================================================================================
                                                     TABLE 1
                                      Standard Average Annual Total Returns
                           (Assuming A Surrender Charge and No Managed Annuity Program,
                                Liquidity Rider or Additional Death Distribution)
---------------------------------------------------------------------------------------------------------------
                                          Double Enhanced Death Benefit
                                 (Total Separate Account Annual Expenses: 1.55%)
---------------------------------------------------------------------------------------------------------------
                                                                                  Inception
                                                         1 Year        5 Year       of the       Subaccount
                                                          Ended        Ended      Subaccount      Inception
Subaccount                                               12/31/01     12/31/01    to 12/31/01     Date/(1)/
---------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus/(2)/                                                            July 3, 1997
Merrill Lynch High Current Income/(2)/                                                          July 3, 1997
Merrill Lynch Developing Capital Markets Focus/(2)/                                             July 3, 1997
---------------------------------------------------------------------------------------------------------------
                                        Return of Premium Death Benefit
                                (Total Separate Account Annual Expenses: 1.30%)
===============================================================================================================
                                                                                   Inception
                                                           1 Year      5 Year       of the       Subaccount
                                                           Ended       Ended      Subaccount     Inception
Subaccount                                               12/31/01     12/31/01    to 12/31/01     Date/(1)/
---------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus/(2)/                                                            July 3, 1997
Merrill Lynch High Current Income/(2)/                                                          July 3, 1997
Merrill Lynch Developing Capital Markets Focus/(2)/                                             July 3, 1997
===============================================================================================================

Non-Standardized Performance Data

===================================================================================================================
                                                      TABLE 2
                                   Non-Standardized Average Annual Total Returns
                              (Assuming No Surrender Charge, Managed Annuity Program,
                                 Liquidity Rider or Additional Death Distribution)
-------------------------------------------------------------------------------------------------------------------
                                           Double Enhanced Death Benefit
                                  (Total Separate Account Annual Expenses: 1.55%)
-------------------------------------------------------------------------------------------------------------------
                                                                                     Inception
                                                              1 Year       5 Year      of the       Subaccount
                                                              Ended        Ended     Subaccount      Inception
Subaccount                                                   12/31/01    12/31/01    to 12/31/01      Date/(1)/
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus/(2)/                                                                July 3, 1997
Merrill Lynch High Current Income/(2)/                                                              July 3, 1997
Merrill Lynch Developing Capital Markets Focus /(2)/                                                July 3, 1997
-------------------------------------------------------------------------------------------------------------------
                                          Return of Premium Death Benefit
                                  (Total Separate Account Annual Expenses: 1.30%)
-------------------------------------------------------------------------------------------------------------------
                                                                                     Inception
                                                              1 Year       5 Year      of the       Subaccount
                                                              Ended        Ended     Subaccount      Inception
Subaccount                                                   12/31/01    12/31/01    to 12/31/01      Date(1)
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus/(2)/                                                                July 3, 1997
Merrill Lynch High Current Income/(2)/                                                              July 3, 1997
Merrill Lynch Developing Capital Markets Focus /(2)/                                                July 3, 1997
===================================================================================================================

/(1)/ Performance prior to July 3, 1997, reflects performance of Transamerica
      Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.
/(2)/ The Subaccounts invest in Class A shares of Merrill Lynch Variable Series
      Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Adjusted Historical Performance Data of the Portfolios
------------------------------------------------------

Merrill Lynch Variable Series Funds, Inc.--Adjusted Historical Data. Prior to July 3, 1997, the Merrill Lynch Basic Value Focus Subaccount, the Merrill Lynch Developing Capital Markets Focus Subaccount and the Merrill Lynch High Current Income Subaccount (the "Merrill Lynch Subaccounts") had not yet commenced operations. However, Tables 3 and 4 show average annual total return information based on the hypothetical assumption that those subaccounts have been available to the Separate Account VA B since inception of the underlying portfolios.

===================================================================================================================
                                                      TABLE 3
                          Hypothetical (Adjusted Historical) Average Annual Total Returns
                           (Assuming A Surrender Charge, and No Managed Annuity Program,
                                 Liquidity Rider or Additional Death Distribution)
-------------------------------------------------------------------------------------------------------------------
                                           Double Enhanced Death Benefit
                                  (Total Separate Account Annual Expenses: 1.55%)
-------------------------------------------------------------------------------------------------------------------
                                                                                             Corresponding
                                                                             10 Year or        Portfolio
Portfolio                                               1 Year     5 Year     Inception      Inception Date/(1)/
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus                                                                July 1, 1993
Merrill Lynch High Current Income                                                              April 20, 1982
Merrill Lynch Developing Capital Markets Focus                                                 May 2, 1994
-------------------------------------------------------------------------------------------------------------------
                                          Return of Premium Death Benefit
                                  (Total Separate Account Annual Expenses: 1.30%)
-------------------------------------------------------------------------------------------------------------------
                                                                                             Corresponding
                                                                             10 Year or        Portfolio
Portfolio                                               1 Year     5 Year     Inception      Inception Date/(1)/
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus                                                                July 1, 1993
Merrill Lynch High Current Income                                                              April 20, 1982
Merrill Lynch Developing Capital Markets Focus                                                 May 2, 1994
-------------------------------------------------------------------------------------------------------------------
+ Ten Year Date
===================================================================================================================

===================================================================================================================
                                                      TABLE 4
                          Hypothetical (Adjusted Historical) Average Annual Total Returns
                              (Assuming No Surrender Charge, Managed Annuity Program,
                                 Liquidity Rider or Additional Death Distribution)
-------------------------------------------------------------------------------------------------------------------
                                           Double Enhanced Death Benefit
                                  (Total Separate Account Annual Expenses: 1.55%)
-------------------------------------------------------------------------------------------------------------------
                                                                                             Corresponding
                                                                             10 Year or        Portfolio
Portfolio                                               1 Year     5 Year     Inception      Inception Date/(1)/
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus                                                                 July 1, 1993
Merrill Lynch High Current Income                                                               April 20, 1982
Merrill Lynch Developing Capital Markets Focus                                                  May 2, 1994
-------------------------------------------------------------------------------------------------------------------
                                          Return of Premium Death Benefit
                                  (Total Separate Account Annual Expenses: 1.30%)
-------------------------------------------------------------------------------------------------------------------
                                                                                             Corresponding
                                                                             10 Year or        Portfolio
Portfolio                                               1 Year     5 Year     Inception      Inception Date/(1)/
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus                                                                 July 1, 1993
Merrill Lynch High Current Income                                                               April 20, 1982
Merrill Lynch Developing Capital   Markets Focus                                                May 2, 1994
-------------------------------------------------------------------------------------------------------------------
+ Ten Year Date
===================================================================================================================


/(1)/ The Subaccounts invest in Class A shares of the Merrill Lynch Variable
  Series Funds, Inc. portfolios. The performance data for periods prior to the date the Merrill Lynch Subaccounts commenced operations is based on the performance of the underlying portfolios and the assumption that the Merrill Lynch Subaccounts were in existence for the same period as the corresponding portfolios, with a level of charges equal to those currently assessed against the Subaccount or against owners' policy values under the Policies. The Merrill Lynch Basic Value Focus Fund commenced operations on July 1, 1993; the Merrill Lynch Developing Capital Markets Focus Fund commenced operations on May 2, 1994; and the Merrill Lynch High Current Income Fund commenced operations on April 20, 1982. For purposes of the calculation of the performance data prior to dates of inception of the subaccounts, the deductions for the mortality and expense risk fee, and administrative charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and in Transamerica's opinion generally approximates the performance that would have resulted if the Merrill Lynch Subaccounts had actually been in existence since the inception of the underlying portfolios. Performance data for periods of less than seven years reflect deduction of the surrender charge.

                             TRANSAMERICA LANDMARK
                               VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                         Supplement Dated May 1, 2002


                                    to the

                         Prospectus dated May 1, 2002


                              FOR NEW JERSEY ONLY

For New Jersey policies, the optional Managed Annuity Program is as described in this supplement and not as described in the prospectus.

Managed Annuity Program

The optional "Managed Annuity Program" can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are 85 years old or older.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the Managed Annuity Program is added when you
---------------------------
purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the Managed Annuity Program is added after the first policy year, the minimum annuitization value on the rider date is the policy value.


After the rider date, the minimum annuitization value is:
 .  the minimum annuitization value on the rider date; plus
 .  any additional premium payments; minus
 .  an adjustment for any withdrawals made after the rider date;
 . the result of which is accumulated at the annual growth rate; minus . any premium taxes.


Please note that if you annuitize using the Managed Annuity Program on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.

The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the Managed Annuity Program, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.

The minimum annuitization value may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any of the other annuity payment options listed in the prospectus. The Managed Annuity Program payment options are:

 . Life Income--An election may be made for "No Period Certain" or "10 Years Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:
IF:
 .  You choose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and
 .  The annuitant(s) dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 .  We will make only one (two, three, etc.) annuity payments.


Please note that if you annuitize using the Managed Annuity Program before the 10/th/ rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.

Minimum Annuitization Value Adjustment.  If you annuitize under the Managed
--------------------------------------
Annuity Program on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:

 .  the policy value on the date you annuitize; plus

 .  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
 . the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:
 .   you annuitize on a rider anniversary; or
 .   your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).


Annuity Factor Age Adjustment.  If you annuitize using the Managed Annuity
-----------------------------
Program before the 10/th/ rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:


-----------------------------------------------------
   Number of Years             Age Adjustment:
      Since the          Number of Years Subtracted
      Rider Date                from Your Age

---------------------------------------------------
         0-1                         10
---------------------------------------------------
         1-2                          9
---------------------------------------------------
         2-3                          8
---------------------------------------------------
         3-4                          7
---------------------------------------------------
         4-5                          6
---------------------------------------------------
         5-6                          5
---------------------------------------------------
         6-7                          4
---------------------------------------------------
         7-8                          3
---------------------------------------------------
         8-9                          2
---------------------------------------------------
         9-10                         1
---------------------------------------------------
 more than 10                         0
---------------------------------------------------


Please note that the minimum annuitization value is used solely to calculate the Managed Annuity Program annuity payments. The Managed Annuity Program does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable adjusted annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.


In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.


Minimum Annuitization Value Upgrade.  You can upgrade your minimum annuitization
-----------------------------------
value to the policy value at any time before your 95/th/ birthday.


If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and . the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.


Conditions of Exercise of the Managed Annuity Program. You can annuitize using
-----------------------------------------------------
the Managed Annuity Program at any time before your 95/th/ birthday. For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.


Note Carefully:
 . If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."
 .  If you annuitize before the 10/th/ rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."
 . If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.


Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed
--------------------------------------
Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.

During the first rider year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.


Managed Annuity Program Fee. A rider fee, currently 0.35% of the minimum
---------------------------
annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.


The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.


Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program.

Termination. The Managed Annuity Program will terminate upon the earliest of the
-----------
following:
 .  the date we receive written notice from you requesting termination of the
   Managed Annuity Program;
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Managed Annuity Program);

 .  upgrade of the minimum annuitization value (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                      STATEMENT OF ADDITIONAL INFORMATION


                    TRANSAMERICA LANDMARK VARIABLE ANNUITY

                                Issued through

                             SEPARATE ACCOUNT VA B

                                  Offered by

                      TRANSAMERICA LIFE INSURANCE COMPANY



This statement of additional information expands upon subjects discussed in the current prospectus for the Transamerica Landmark Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2002 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.


This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.


Dated: May 1, 2002

                               TABLE OF CONTENTS


                                                                                                          Page
                                                                                                        --------
GLOSSARY OF TERMS.
THE POLICY--GENERAL PROVISIONS......................................................................
  Owner.............................................................................................
  Entire Policy.....................................................................................
  Misstatement of Age or Sex........................................................................
  Addition, Deletion or Substitution of Investments.................................................
  Excess Interest Adjustment........................................................................
  Reallocation of Annuity Units After the Annuity Commencement Date.................................
  Annuity Payment Options...........................................................................
  Death Benefit.....................................................................................
  Death of Owner....................................................................................
  Assignment........................................................................................
  Evidence of Survival..............................................................................
  Non-Participating.................................................................................
  Amendments........................................................................................
  Employee and Agent Purchases......................................................................
   Present Value of Future Variable Payments........................................................
   Stabilized Payments..............................................................................
CERTAIN FEDERAL INCOME TAX CONSEQUENCES.............................................................
  Tax Status of the Policy..........................................................................
  Taxation of Transamerica..........................................................................
INVESTMENT EXPERIENCE...............................................................................
  Accumulation Units................................................................................
  Annuity Unit Value and Annuity Payment Rates......................................................
MANAGED ANNUITY PROGRAM--ADDITIONAL INFORMATION.....................................................
ADDITIONAL DEATH DISTRIBUTION RIDER--ADDITIONAL INFORMATION.........................................
HISTORICAL PERFORMANCE DATA.........................................................................
  Money Market Yields...............................................................................
  Other Subaccount Yields...........................................................................
  Total Returns.....................................................................................
  Other Performance Data............................................................................
  Adjusted Historical Performance Data..............................................................
PUBLISHED RATINGS...................................................................................
STATE REGULATION OF TRANSAMERICA....................................................................
ADMINISTRATION......................................................................................
RECORDS AND REPORTS.................................................................................
DISTRIBUTION OF THE POLICIES........................................................................
VOTING RIGHTS.......................................................................................
OTHER PRODUCTS......................................................................................
CUSTODY OF ASSETS...................................................................................
LEGAL MATTERS.......................................................................................
INDEPENDENT AUDITORS................................................................................
OTHER INFORMATION...................................................................................
FINANCIAL STATEMENTS................................................................................

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.


Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustments.


Administrative and Service Office--Financial Markets Division--Variable Annuity Dept., Transamerica Life Insurance Company, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.


Annuitant--The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.


Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.


Beneficiary--The person who has the right to the death benefit as set forth in the policy.


Business Day--A day when the New York Stock Exchange is open for business.

Cash Value-- The adjusted policy value less any applicable surrender charge and any rider fees (imposed upon surrender).

Code--The Internal Revenue Code of 1986, as amended.

Enrollment form--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.


Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.


Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and which are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account, which Transamerica may offer, into which premiums may be paid or amounts may be transferred.

Nonqualified Policy--A policy other than a qualified policy.


Owner-- The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments; minus

 . partial surrenders (including the net effect of any applicable excess interest adjustment and/or surrender charges on such surrenders); plus

 .  interest credited in the fixed account; plus
 .  accumulated gains in the separate account; minus
 .  losses in the separate account; minus
 .  service charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year--A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--Separate Account VA B , a separate account established and registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), as amended, to which premium payments under the policies may be allocated.

Service Charge--An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.


Surrender Charge--A percentage of each premium payment in an amount from 8% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a "contingent deferred sales charge."


Valuation Period--The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

                        THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.


Note carefully. If the owner dies and no joint owner, primary beneficiary, or
--------------
contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.


The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.


When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner's death, or payments must be made for a period certain or for the new owner's lifetime so long as any period certain does not exceed that new owner's life expectancy, if the first payment begins within one year of your death.


Entire Policy

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount2 and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may transfer the assets of the separate account associated with the policies to another account or accounts.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.


Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate (currently 2% per year). This is referred to as the excess interest adjustment floor. Also, upon full surrender the cash value attributable to the fixed account will not be less than 90% of your fixed account premiums and transfers to the fixed account accumulated at 3% per year less surrenders and transfers. This is referred to as the net surrender value minimum.


The formula that will be used to determine the excess interest adjustment is:

                                S* (G-C)* (M/12)

S = Gross amount being surrendered that is subject to the excess interest adjustment
G =  Guaranteed interest rate in effect for the policy
C = Current guaranteed interest rate then being offered on new premiums for the next longer option period than "M". If this policy form or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M = Number of months remaining in the current option period, rounded up to the next higher whole number of months.

* =  multiplication

  =  exponentiation

                 Example 1 (Surrender, rates increase by 3%):


------------------------------------------------------------------------------------------------------------------------
Single premium:                                               $ 50,000.00
------------------------------------------------------------------------------------------------------------------------
Guarantee period:                                             5 Years
------------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                               5.50% per annum
------------------------------------------------------------------------------------------------------------------------
Surrender:                                                    Middle of policy year 2
------------------------------------------------------------------------------------------------------------------------
Policy value at middle of policy year 2                       = 50,000.00 * (1.055) 1.5 = 54,181.21
------------------------------------------------------------------------------------------------------------------------
 Cumulative Earnings                                          = 54,181.21 - 50,000.00 = 4,181.21
------------------------------------------------------------------------------------------------------------------------
 10% of Premium                                               = 50,000.00 * .10 = 5,000.00
------------------------------------------------------------------------------------------------------------------------
Penalty free amount at middle of policy year 2                = 5,000.00
------------------------------------------------------------------------------------------------------------------------
   Amount free of excess interest adjustment                  = 4,181.21
------------------------------------------------------------------------------------------------------------------------
Amount subject to excess interest adjustment                  = 54,181.21 - 4,181.21 = 50,000.00
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment floor                              = 50,000.00 * (1.02) 1.5 = 51,507.48
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment
------------------------------------------------------------------------------------------------------------------------
G = .055
------------------------------------------------------------------------------------------------------------------------
C = .085
------------------------------------------------------------------------------------------------------------------------
M = 42
------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment                                    = S* (G-C)* (M/12)
------------------------------------------------------------------------------------------------------------------------
                                                              = 50,000.00 * (.055-.085) * (42/12)
------------------------------------------------------------------------------------------------------------------------
                                                              = -5,250.00, but excess interest adjustment
                                                              cannot cause the adjusted policy value to fall
                                                              below the excess interest adjustment floor, so the
                                                              adjustment is limited to 51,507.48 - 54,181.21 = -2,673.73
------------------------------------------------------------------------------------------------------------------------
Adjusted policy value                                         = policy value + excess interest adjustment
                                                              = 54,181.21 + (-2,673.73) = 51,507.48
------------------------------------------------------------------------------------------------------------------------
Portion of penalty-free amount which is deducted from         =cumulative earnings
cumulative earnings                                           = 4,181.21
------------------------------------------------------------------------------------------------------------------------
Portion of penalty-free amount which is deducted from         = 5,000 - 4, 181.21
premium                                                       = 818.79
------------------------------------------------------------------------------------------------------------------------
Surrender charges                                             = (50,000.00 - 818.79)* .08 = 3,934.50
------------------------------------------------------------------------------------------------------------------------
Net surrender value at middle of policy year 2                = 51,507.48 - 3,934.50 = 47,572.98
------------------------------------------------------------------------------------------------------------------------
Net surrender value minimum                                   = 90% * 50,000.00 * 1.03 (1.5) = 47,040.11
------------------------------------------------------------------------------------------------------------------------
The net surrender value of 47,572.28 is greater than the mimimum of 47,040.11
------------------------------------------------------------------------------------------------------------------------

                 Example 2 (Surrender, rates decrease by 1%):


----------------------------------------------------------------------------------------------------------------------
 Single premium:                                                $ 50,000.00
----------------------------------------------------------------------------------------------------------------------
 Guarantee period:                                              5 Years
----------------------------------------------------------------------------------------------------------------------
 Guarantee rate:                                                5.50% per annum
----------------------------------------------------------------------------------------------------------------------
 Surrender:                                                     Middle of policy year 2
----------------------------------------------------------------------------------------------------------------------
 Policy value at middle of policy year 2                        = 50,000.00 * (1.055)/\1.5 = 54,181.21
----------------------------------------------------------------------------------------------------------------------
  Cumulative Earnings                                           = 54,181.21 - 50,000.00 = 4,181.21
----------------------------------------------------------------------------------------------------------------------
 10% of Premium                                                 = 50,000.00 * .10 = 5,000.00
----------------------------------------------------------------------------------------------------------------------
 Penalty free amount at middle of policy year 2                 = 5,000.00
----------------------------------------------------------------------------------------------------------------------
 Amount free of excess interest adjustment                      = 4,181.21
----------------------------------------------------------------------------------------------------------------------
 Amount subject to excess interest adjustment                   = 54,181.21 - 4,181.21 = 50,000.00
----------------------------------------------------------------------------------------------------------------------
 Excess interest adjustment floor                               = 50,000.00 * (1.02)/\1.5 - = 51,507.48
----------------------------------------------------------------------------------------------------------------------
 Excess interest adjustment
----------------------------------------------------------------------------------------------------------------------
 G = .055
----------------------------------------------------------------------------------------------------------------------
 C = .045
----------------------------------------------------------------------------------------------------------------------
 M = 42
----------------------------------------------------------------------------------------------------------------------
 Excess interest adjustment                                     = S* (G-C)* (M/12)
----------------------------------------------------------------------------------------------------------------------
                                                                = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
----------------------------------------------------------------------------------------------------------------------
 Adjusted policy value                                          = 54,181.21 + 1,750.00 = 55,931.21
----------------------------------------------------------------------------------------------------------------------
  Portion of penalty-free amount which is deducted from         = cumulative earnings
   cumulative earnings                                          = 4,181.21
----------------------------------------------------------------------------------------------------------------------
  Portion of penalty-free amount which is deducted from         = 5,000.00 - 4,181.21
   premium                                                      = 818.79
----------------------------------------------------------------------------------------------------------------------
 Surrender charges                                              = (50,000.00 - 818.79) * .08 = 3,934.50
----------------------------------------------------------------------------------------------------------------------
 Net surrender value at middle of policy year 2                 = 55,931.21 - 3,934.50 = 51,996.71
----------------------------------------------------------------------------------------------------------------------
 Net surrender value minimum                                    = 90% * 50,000.00 * 1.03/\(1.5) = 47,040.11
----------------------------------------------------------------------------------------------------------------------
 The net surrender value of 51,996.71 is greater than the mimimum of 47,040.11
----------------------------------------------------------------------------------------------------------------------


On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

                                  R - E + SC

R    =    the requested partial surrender;
E    =    the excess interest adjustment; and
SC   =    the surrender charges on (EPW - E); where

EPW  =    the excess partial withdrawal amount.

             Example 3 (Partial Surrender, rates increase by 1%):


--------------------------------------------------------------------------------------------------------------------------
 Single premium:                                            $ 50,000.00
--------------------------------------------------------------------------------------------------------------------------
 Guarantee period:                                          5 Years
--------------------------------------------------------------------------------------------------------------------------
 Guarantee rate:                                            5.50% per annum
--------------------------------------------------------------------------------------------------------------------------
 Partial surrender:                                         $20,000 (requested withdrawal amount after penalties);
                                                            middle of policy year 2
--------------------------------------------------------------------------------------------------------------------------
 Policy value at middle of policy year 2                    = 50,000.00 * (1.055)/\1.5 = 54,181.21
--------------------------------------------------------------------------------------------------------------------------
  Cumulative Earnings                                       = 54,181.21 - 50,000.00 = 4,181.21
--------------------------------------------------------------------------------------------------------------------------
 10% of Premium                                             = 50,000.00 * .10 = 5,000.00
--------------------------------------------------------------------------------------------------------------------------
 Penalty free amount at middle of policy year 2             = 5,000.00
--------------------------------------------------------------------------------------------------------------------------
  Amount free of excess interest adjustment                 = 4,181.21
--------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment/surrender charge
--------------------------------------------------------------------------------------------------------------------------
   S  = 20,000 - 4,181.21 = 15,818.79
--------------------------------------------------------------------------------------------------------------------------
   G  = .055
--------------------------------------------------------------------------------------------------------------------------
   C  = .065
--------------------------------------------------------------------------------------------------------------------------
   M  = 42
--------------------------------------------------------------------------------------------------------------------------
   E  = 15,818.79 * (.055 - .065) * (42/12) = -553.66
--------------------------------------------------------------------------------------------------------------------------
   EPW  = 20,000.00 - 5,000.00 = 15,000.00
--------------------------------------------------------------------------------------------------------------------------
  To receive the full $20,000 partial surrender amount,
  we must "gross-up" the EPW amount to account for the
  surrender charges to be deducted.  This is done by
  dividing the EPW by (1 - surrender charge).
  New EPW - 15,000/(1 - .08) = 16,304.35
--------------------------------------------------------------------------------------------------------------------------
   SC  = .08 * (16,304.35 - (-553.66)) = 1,348.64
--------------------------------------------------------------------------------------------------------------------------
 Remaining policy value at middle of policy year 2          = 54,181.21 - (R - E + surrender charge)
--------------------------------------------------------------------------------------------------------------------------
                                                            = 54,181.21 - (20,000.00 - (-553.66) + 1,348.64) = 32,278.91
--------------------------------------------------------------------------------------------------------------------------

              Example 4 (Partial Surrender, rates decrease by 1%):


----------------------------------------------------------------------------------------------------------------------------
 Single premium:                                                $ 50,000.00
----------------------------------------------------------------------------------------------------------------------------
 Guarantee period:                                              5 Years
----------------------------------------------------------------------------------------------------------------------------
 Guarantee rate:                                                5.50% per annum
----------------------------------------------------------------------------------------------------------------------------
 Partial surrender:                                             $20,000; middle of policy year 2
----------------------------------------------------------------------------------------------------------------------------
 Policy value at middle of policy year 2                        = 50,000.00 * (1.055)/\1.5 = 54,181.21
----------------------------------------------------------------------------------------------------------------------------
  Cumulative Earnings                                           = 54,181.21 - 50,000.00 = 4,181.21
----------------------------------------------------------------------------------------------------------------------------
  10% of Premium                                                = 50,000.00 * .10 = 5,000.00
----------------------------------------------------------------------------------------------------------------------------
 Penalty free amount at middle of policy year 2                 = 5,000.00
----------------------------------------------------------------------------------------------------------------------------
 Amount free of excess interest adjustment                      = 4,181.21
----------------------------------------------------------------------------------------------------------------------------
 Excess interest adjustment/surrender charge
----------------------------------------------------------------------------------------------------------------------------
   S  = 20,000 - 4,181.21 = 15,818.79
----------------------------------------------------------------------------------------------------------------------------
   G  = .055
----------------------------------------------------------------------------------------------------------------------------
   C  = .045
----------------------------------------------------------------------------------------------------------------------------
   M  = 42
----------------------------------------------------------------------------------------------------------------------------
   E  = 15,818.79 * (.055 - .045)* (42/12) = 553.66
----------------------------------------------------------------------------------------------------------------------------
   EPW  = 20,000.00 - 5,000.00 = 15,000.00
----------------------------------------------------------------------------------------------------------------------------
  To receive the full $20,000 partial surrender amount, we
  must "gross-up" the EPW amount to account for the
  surrender charges to be deducted.  This is done by
  dividing the EPW by (1 - surrender charge).
  New EPW - 15,000/(1 - .08) = 16,304.35
-----------------------------------------------------------------------------------------------------------------------------
   SC  = .08 * (16,304.35 - 553.66) = 1,260.06
-----------------------------------------------------------------------------------------------------------------------------
 Remaining policy value at middle of policy year 2              = 54,181.21 - (R - E + surrender charge)
-----------------------------------------------------------------------------------------------------------------------------
                                                                = 54,181.21 - (20,000.00 - 553.66 + 1,260.06) = 33,474.81
-----------------------------------------------------------------------------------------------------------------------------


Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options


Note: Portions of the following discussion do not apply to annuity payments under the Managed Annuity Program or Initial Payment Guarantee. See the "Stabilized Payments" section of this SAI.


During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.


Variable Payment Options.  The dollar amount of the first variable annuity
------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments (other than payments under the Managed Annuity Program) the tables are based on a 5% effective annual Assumed Investment Return and the "2000 Table", using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.


Determination of the First Variable Payment.  The amount of the first variable
-------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

             Annuity Commencement Date                  Adjusted Age
             -------------------------                  ------------
                    Before 2010                          Actual Age
                     2010-2019                       Actual Age minus 1
                     2020-2026                       Actual Age minus 2
                     2027-2033                       Actual Age minus 3
                     2034-2040                       Actual Age minus 4
                    After 2040                 As determined by Transamerica


This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment. Larger adjustments may be made for certain Managed Annuity Program annuity payments.


Determination of Additional Variable Payments.   All variable annuity payments
---------------------------------------------
other than the first are calculated using annuity units and are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender.   The amount of your guaranteed minimum death
--------------------------
benefit is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus
(2) multiplied by (3), where:

(1) is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For the Double Enhanced death benefit this amount is equal to the annually compounding value at the beginning of the year multiplied by 6%, less prior partial surrenders during the policy year. For the Return of Premium death benefit this amount is equal to zero;

(2) is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3) is the adjustment factor = current death benefit after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.


---------------------------------------------------------------------------------------------------------------------
                                                      Example 1
                                             (Assumed Facts for Example)
---------------------------------------------------------------------------------------------------------------------
           $75,000  current guaranteed minimum death benefit before surrender
---------------------------------------------------------------------------------------------------------------------
           $50,000  current policy value before surrender
---------------------------------------------------------------------------------------------------------------------
           $75,000  current death benefit (larger of policy value, cash value and guaranteed minimum death benefit)
---------------------------------------------------------------------------------------------------------------------
                 6% current surrender charge percentage
---------------------------------------------------------------------------------------------------------------------
           $15,000  Requested surrender (requested amount including penalties)
---------------------------------------------------------------------------------------------------------------------
           $ 3,000  Remaining guaranteed minimum death benefit adjustment free amount
---------------------------------------------------------------------------------------------------------------------
           $ 5,000  Surrender charge-free amount (assumes penalty free surrender is available)
---------------------------------------------------------------------------------------------------------------------
           $10,000  excess partial surrender (amount subject to surrender charge)
---------------------------------------------------------------------------------------------------------------------
           $   100  excess interest adjustment (assumes interest rates have decreased since initial guarantee)
---------------------------------------------------------------------------------------------------------------------
           $   594  Surrender charge on (excess partial surrender less excess interest adjustment)
                    = 0.06* (10,000 - 100)
---------------------------------------------------------------------------------------------------------------------
           $10,494  Reduction in policy value due to excess partial surrender = 10,000 - 100 + 594
---------------------------------------------------------------------------------------------------------------------
           $15,494  Total Gross Partial Surrender
---------------------------------------------------------------------------------------------------------------------
           $22,140  adjusted partial surrender = 3,000 + (15,494 - 3,000) * (75,000 - 3,000) / (50,000 - 3,000)
---------------------------------------------------------------------------------------------------------------------
           $52,860  New guaranteed minimum death benefit (after surrender) = 75,000 - 22,140
---------------------------------------------------------------------------------------------------------------------
           $34,506  New policy value (after surrender) = 50,000 - 15,494
---------------------------------------------------------------------------------------------------------------------


Summary:
-------
Reduction in guaranteed minimum death benefit              = $22,140
Reduction in policy value                                  = $15,494

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

                                   Example 2
                          (Assumed Facts for Example)

---------------------------------------------------------------------------------------------------------------------
$50,000           current guaranteed minimum death benefit before surrender
---------------------------------------------------------------------------------------------------------------------
$75,000           current policy value before surrender
---------------------------------------------------------------------------------------------------------------------
$75,000           current death benefit (larger of policy value, cash value and guaranteed minimum death benefit)
---------------------------------------------------------------------------------------------------------------------
6%                current surrender charge percentage
---------------------------------------------------------------------------------------------------------------------
$15,000           requested surrender (requested amount including penalties)
---------------------------------------------------------------------------------------------------------------------
$ 1,000           Remaining guaranteed minimum death benefit adjustment free surrender amount
---------------------------------------------------------------------------------------------------------------------
$ 7,500           surrender charge-free amount (assumes penalty free surrender is available)
---------------------------------------------------------------------------------------------------------------------
$ 7,500           excess partial surrender (amount subject to surrender charge)
---------------------------------------------------------------------------------------------------------------------
$  -100           excess interest adjustment (assumes interest rates have increased since initial guarantee)
---------------------------------------------------------------------------------------------------------------------
$   456           surrender charge on (excess partial surrender less excess interest adjustment)
                            = 0.06*[(7500 - (- 100)]
---------------------------------------------------------------------------------------------------------------------
$ 8,056           reduction in policy value due to excess and partial surrender
                            = 7500 - (- 100)+ 456 = 7500 + 100 + 456
---------------------------------------------------------------------------------------------------------------------
$15,494           Total Gross Partial Surrender = 7,500 + 8,056
---------------------------------------------------------------------------------------------------------------------
$15,556           adjusted partial surrender = 1,000 + (7,500 + 8056 - 1,000)* (75,000 - 1,000) / (75,000 - 1,000)
---------------------------------------------------------------------------------------------------------------------
$34,444           New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
---------------------------------------------------------------------------------------------------------------------
$59,444           New policy value (after surrender) = 75,000 - 15,556
---------------------------------------------------------------------------------------------------------------------


Summary:
-------
Reduction in guaranteed minimum death benefit              = $15,556
Reduction in policy value                                  = $15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.


Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.



Distribution Requirements. If the annuitant dies prior to the annuity commencement date, the death benefit must (1) be distributed within five years of the date of the deceased's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased's death. If the sole beneficiary is the deceased's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.



If an owner is not an annuitant, and dies prior to the annuity commencement date, new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.



Beneficiary.   The beneficiary designation in the enrollment form will remain in
-----------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.


Death of Owner


Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for more information about these rules. Other rules may apply to qualified policies.


Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.


Present Value of Future Variable Payments
------------------------------------------

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and
transfers.   On your policy anniversary we set the new stabilized payment equal
to the current supportable payment.   In the case of an increase in the number
of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

                    Hypothetical Changes in Annuity Units with Stabilized Payments*
---------------------------------------------------------------------------------------------------------------------
AIR                                         5.00%
---------------------------------------------------------------------------------------------------------------------
Life & 10 Year Certain
---------------------------------------------------------------------------------------------------------------------
Male aged 65
---------------------------------------------------------------------------------------------------------------------
First Variable Payment                      $500
---------------------------------------------------------------------------------------------------------------------
                                                              Monthly                     Adjustments     Cumulative
                              Beginning       Annuity         Payment        Monthly          in           Adjusted
                               Annuity         Unit           Without       Stabilized      Annuity         Annuity
                                Units         Values       Stabilization     Payment         Units           Units
---------------------------------------------------------------------------------------------------------------------
At Issue:  January 1
---------------------------------------------------------------------------------------------------------------------
            February 1
---------------------------------------------------------------------------------------------------------------------
             March 1
---------------------------------------------------------------------------------------------------------------------
             April 1
---------------------------------------------------------------------------------------------------------------------
              May 1
---------------------------------------------------------------------------------------------------------------------
              June 1
---------------------------------------------------------------------------------------------------------------------
              July 1
---------------------------------------------------------------------------------------------------------------------
             August 1
---------------------------------------------------------------------------------------------------------------------
           September 1
---------------------------------------------------------------------------------------------------------------------
            October 1
---------------------------------------------------------------------------------------------------------------------
            November 1
---------------------------------------------------------------------------------------------------------------------
            December 1
---------------------------------------------------------------------------------------------------------------------
            January 1
---------------------------------------------------------------------------------------------------------------------
            February 1
---------------------------------------------------------------------------------------------------------------------

*-Expenses included in the calculations are _____% Separate Account Charge and ____% portfolio expenses. If higher expenses were charged, the numbers would be lower.


                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Distribution Requirements.   The Code requires that nonqualified policies
-------------------------
contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the surviving joint owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


Diversification Requirements.  Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Withholding.   The portion of any distribution under a policy that is includable
-----------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or
IRA.   Different withholding requirements may apply in the case of non-United
States persons.

Qualified Policies.   The qualified policy is designed for use with several
------------------
types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age
70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities.   In order to qualify as a traditional
-------------------------------
individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and
(vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA).   The Roth IRA, under Section
----------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans.   Under Section 403(b) of the Code, payments made by
--------------------
public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age
59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans.   Sections 401(a)
------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans.   Section 457 of the Code, while not actually
---------------------------
providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons.   Pursuant to Section 72(u) of the Code, an annuity
-------------------
contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.


An index (the "net investment factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.


The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
(a)    is the net result of:
       (1)  the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
       (2)  the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
       (3) a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;
(b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period.
(c) is an amount representing the separate account charge and any optional benefit fees, if applicable.

     Illustration of Separate Account Accumulation Unit Value Calculations
                    (Assumes Double Enhanced Death Benefit)


      Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =    (A + B - C) - E
                           -----------
                                  D

     Where: A =  The net asset value of an underlying fund share as of the end of the current valuation period.
                 Assume                                               A = $11.57

            B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
                 Assume                                                    B = 0

            C = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                 Assume                                                    C = 0

            D = The net asset value of an underlying fund share at the end of the immediately preceding valuation period.

                 Assume                                               D = $11.40

            E = The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.55% on an annual basis; On a daily basis, this equals .000042141.



Then, the net investment factor = (11.57 + 0 - 0) - .000042141 = Z = 1.014870140
                                  ---------------
                                      (11.40)


       Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B
     Where: A =  The accumulation unit value for the immediately preceding valuation period.
                                 Assume  = $X

            B =  The net investment factor for the current valuation period.
                                  Assume  = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. For the separate account, the value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:


(a) is the variable annuity unit value on the immediately preceding business day;
(b)  is the net investment factor for the valuation period; and
(c)  is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.


The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant

              Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

          Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

   Where: A =  annuity unit value for the immediately preceding valuation period.
                                 Assume  = $X

          B = Net investment factor for the valuation period for which the annuity unit value is being calculated.
                                 Assume  =  Y

          C = A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

                                 Assume  =  Z

Then, the annuity unit value is:

     $X * Y * Z = $Q

              Formula and Illustration for Determining Amount of
                    First Monthly Variable Annuity Payment

First monthly variable annuity payment =    A * B
                                            -----
                                           $1,000

   Where: A =  The adjusted policy value as of the annuity commencement date.
                                 Assume  = $X

          B = The Annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
                                 Assume  = $Y

Then, the first monthly variable annuity payment =    $X * $Y = $Z
                                                      -------
                                                      1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units    = A
                             -
                             B

   Where: A =  The dollar amount of the first monthly variable annuity payment.
                                 Assume  = $X

          B = The annuity unit value for the valuation date on which the first monthly payment is due.
                                 Assume  = $Y

Then, the number of annuity units =    $X = Z
                                       --
                                       $Y

               MANAGED ANNUITY PROGRAM -- ADDITIONAL INFORMATION


The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "Managed Annuity Program" for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:


 .  there were no subsequent premium payments or surrenders;
 .  there were no premium taxes;
 .  the $100,000 premium is subject to the Managed Annuity Program;
 .  the annuitant is (or both annuitants are) 60 years old when the rider is issued;
 .  the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the Managed Annuity Program); and . there was no upgrade of the minimum income base.


Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an annual assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% annual assumed investment return).


Life Only = Life Annuity with No Period Certain    Life 10 = Life Annuity with
                                                             10 Years Certain


--------------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at
     Exercise Date                      Male                           Female                     Joint & Survivor
--------------------------------------------------------------------------------------------------------------------------
                                  Life Only         Life 10      Life Only       Life 10        Life Only         Life 10
--------------------------------------------------------------------------------------------------------------------------
      10 (age 70)                  $1,112           $1,049         $1,035         $  999           $  876           $  872
--------------------------------------------------------------------------------------------------------------------------
           15                       2,212            1,824          2,075          1,788            1,336            1,349
--------------------------------------------------------------------------------------------------------------------------
      20 (age 80)                   3,759            2,707          3,605          2,694            2,200            2,117
--------------------------------------------------------------------------------------------------------------------------


This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum income base as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.


Examples of the effect of surrenders on the minimum income base are as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                  EXAMPLE 1
--------------------------------------------------------------------------------------------------------------------------
                                                 Assumptions
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base on last policy anniversary:                    $10,000
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base at time of distribution:                       $10,500
--------------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                              $15,000
--------------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                               $500
--------------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                         None
--------------------------------------------------------------------------------------------------------------------------
                                                Calculations
--------------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                        $10,000 x 6% = $600
--------------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                   $15,000 - $500 = $14,500
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base after distribution:  since the distribution    $10,500 - $500 = $10,000
   amount was less than the maximum annual adjustment free amount
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
                                                  EXAMPLE 2
--------------------------------------------------------------------------------------------------------------------------
                                                 Assumptions
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base on last policy anniversary:                    $10,000
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base at time of distribution:                       $10,500
--------------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                              $15,000
--------------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                               $1,500
--------------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                         $1,000
--------------------------------------------------------------------------------------------------------------------------
                                                Calculations
--------------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                        $0.0
--------------------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                   $15,000 - $1,500 = $13,500
--------------------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base after distribution:                            $10,500 - (10% x $10,500) = $9,450
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
                                                  EXAMPLE 3
--------------------------------------------------------------------------------------------------------------------------
                                                 Assumptions
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base on last policy anniversary:                    $10,000
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base at time of distribution:                       $10,500
--------------------------------------------------------------------------------------------------------------------------
 .  policy value at time of distribution:                              $7,500
--------------------------------------------------------------------------------------------------------------------------
 .  distribution amount:                                               $1,500
--------------------------------------------------------------------------------------------------------------------------
 .  prior distribution in current policy year:                         $1,000
--------------------------------------------------------------------------------------------------------------------------
                                                Calculations
--------------------------------------------------------------------------------------------------------------------------
 .  maximum annual free amount:                                        $0.0
--------------------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------------------
 .  policy value after distribution:                                   $7,500 - $1,500 = $6,000
--------------------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
--------------------------------------------------------------------------------------------------------------------------
 .  minimum income base after distribution:                            $10,500 - (20% x $10,500) = $8,400
--------------------------------------------------------------------------------------------------------------------------


The amount of the first payment provided by the Managed Annuity Program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the Managed Annuity Program. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the Managed Annuity Program payment option selected and is based on a guaranteed interest rate of 3% and the "2000 Table", using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

         ADDITIONAL DEATH DISTRIBUTION RIDER -- ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.


                                   Example 1

--------------------------------------------------------------------------------------------------------------
policy value on the rider date:                                                                       $100,000
--------------------------------------------------------------------------------------------------------------
premiums paid after the rider date before surrender:                                                  $ 25,000
--------------------------------------------------------------------------------------------------------------
gross partial surrenders after the rider date:                                                        $ 30,000
--------------------------------------------------------------------------------------------------------------
death benefit on date of surrender                                                                    $150,000
--------------------------------------------------------------------------------------------------------------
rider earnings on date of surrender (death benefit - policy value on rider date - premiums            $ 25,000
paid after rider date = $150,000 - $100,000 - $25,000):
--------------------------------------------------------------------------------------------------------------
amount of surrender that exceeds rider earnings ($30,000 - $25,000):                                  $  5,000
--------------------------------------------------------------------------------------------------------------
base policy death benefit on the date of death benefit calculation:                                   $200,000
--------------------------------------------------------------------------------------------------------------
rider earnings (= death benefit - policy value on rider date - premiums since rider date +            $ 80,000
surrenders since rider date that exceeded rider earnings at time of surrender =
$200,000 - $100,000 - $25,000 + $5,000):
--------------------------------------------------------------------------------------------------------------
additional death benefit amount (= additional death benefit factor * rider earnings = 40%*            $ 32,000
$80,000):
--------------------------------------------------------------------------------------------------------------
total death benefit paid (=base policy death benefit plus additional death benefit amount:            $232,000
--------------------------------------------------------------------------------------------------------------

                                   Example 2

---------------------------------------------------------------------------------------------------------
policy value on the rider date:                                                                  $100,000
---------------------------------------------------------------------------------------------------------
premiums paid after the rider date before surrender:                                             $      0
---------------------------------------------------------------------------------------------------------
gross partial surrenders after the rider date:                                                   $      0
---------------------------------------------------------------------------------------------------------
base policy death benefit on the date of death benefit calculation:                              $ 75,000
---------------------------------------------------------------------------------------------------------
rider earnings = (death benefit - policy value on rider date - premiums since rider date +       $      0
surrenders since rider date that exceeded rider earnings at time of surrender =
$75,000 - $100,000 - $0 + $0):
---------------------------------------------------------------------------------------------------------
additional death benefit amount (= additional death benefit factor * rider earnings = 40%*       $      0
$0):
---------------------------------------------------------------------------------------------------------
total death benefit paid (=base policy death benefit plus additional death benefit amount:       $ 75,000
---------------------------------------------------------------------------------------------------------


                          HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCS * ES)/UV) * (365/7)

Where:
NCS  =  The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES =    Per unit expenses of the subaccount for the 7-day period.
UV =    The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

Transamerica may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

              Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:
NCS  =  The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES =    Per unit expenses of the subaccount for the 7-day period.
UV =    The unit value on the first day of the 7-day period.

The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2001, the yield of the Endeavor Money Market Subaccount was _____%, and the effective yield was _____% for the Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit with a total mortality and expense fee and administrative charge of 1.50%. For the seven days ended December 31, 2001, the yield of the Endeavor Money Market Subaccount was _____%, and the effective yield was _____% for the Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.25%. There is no yield or effective yield for the Double Enhanced Death Benefit with a total mortality and expense fee and administrative charge of 1.55%; or Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.30% for the seven days ended December 31, 2001, because those death benefits were not available during that period.


Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                Yield = 2 * ((((NI - ES)/(U - UV)) + 1)/6/ -1)

Where:
NI = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES =    Expenses of the subaccount for the 30-day period.
U  =    The average number of units outstanding.
UV = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account's underlying portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P (1 + T)/N/ = ERV

Where:
T   =   The average annual total return net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P   =   A hypothetical initial payment of $1,000.
N   =   The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

                               CTR = (ERV / P)-1

Where:
CTR  =  The cumulative total return net of subaccount recurring charges for the period.
ERV  =  The ending redeemable value of the hypothetical investment at the end of the period.
P    =  A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                               PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the safety or investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.

                       STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

                         DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2001, 2000 and 1999 the amount paid to AFSG Securities Corporation and/or the broker-dealers for their services regarding the policies was $____________, $19,066,773.00 and $25,271,316.00,
respectively.

                                 VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying funds' shares held by the separate account at special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying funds shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.


                               CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                             INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity policyowners as of December 31, 2001, and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.


                               OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                             FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

PART C       OTHER INFORMATION


ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

        (a)  Financial Statements

             All required financial statements are included in Part B of this Registration Statement.

        (b)  Exhibits:  The following exhibits are filed herewith:

             (1)  (a)  Resolution of the Board of Directors of PFL Life
                       Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

                  (b)  Authorization Changing Name of the Mutual Fund Account.
                       Note 9.


             (2)       Not Applicable.

             (3)  (a)  Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and MidAmerica Management Corporation. Note 3.

                (a)(1) Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                       Note 12.

                (a)(2) Termination of Principal Underwriting Agreement by and
                       between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

                  (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.
             (4)  (a)  Form of Policy for the Endeavor Variable Annuity. Note 3.

                  (b)  Form of Policy Endorsement (Required Distributions). Note
                       3.

                  (c)  Form of Policy Endorsement (Death Benefits). Note 4.

                  (d)  Form of Policy Endorsement (Nursing Care). Note 7.

                  (e)  Form of Policy Endorsement (Death Benefit). Note 8.

                  (f)  Form of Policy for the Endeavor Variable Annuity. Note
                       10.

                  (g)  Form of Policy Endorsement (Nursing Care). Note 10.

                  (h)  Form of Policy for the Endeavor FI Variable Annuity.
                       Note 11.

                  (i)  Form of Policy Endorsement for the Endeavor FI (Nursing
                       Care).  Note 11

                  (j) Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

                  (k)  Form of Policy for the Endeavor Variable Annuity.
                       Note 12.

                  (l) Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

                  (m) Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

                       (GMIB) Note 14.

                  (n) Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b)
                       Loan). Note 15.

                  (o) Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20

                  (p) Form of Group Certificate for the Endeavor Variable Annuity. Note 20

                  (q) Form of Individual Policy for the Endeavor Variable Annuity. Note 20

                  (r)  Form of Policy for the Separate Account VA B. Note
                       24

                  (s) Form of Policy Endorsement (Additional Death Distribution). Note 24

                  (t)  Form of Policy Endorsement (Initial Payment Guarantee).
                       Note 24

                  (u)  Form of Policy Endorsement (Managed Annuity Program),
                       Note 26

                  (v)  Form of Individual Policy for the Separate Account VA B.
                       Note 27.


                  (w)  Form of Policy Endorsement (Liquidity Rider). Note 27


             (5)  (a)  Form of Application for the Endeavor Variable Annuity.
                       Note 11.

                  (b)  Form of Application for the Endeavor FI Variable Annuity.
                       Note 11.

                  (c) Form of Application for the Endeavor ML Variable Annuity. Note 11.

                  (d) Form of Application for the PFL Endeavor Variable Annuity. Note 12.

                  (e) Form of Application for the PFL Endeavor Variable Annuity. Note 14.

                  (f) Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

                  (g) Form of Group Master Application for the Endeavor Variable Annuity. Note 20

                  (h)  Form of Application for Transamerica Landmark Note 24

                  (i)  Form of Application for Transamerica Landmark ML. Note 24

                  (j)  Form of Application. Note 27.


             (6)  (a)  Articles of Incorporation of PFL Life Insurance Company.
                       Note 3.

                  (b)  Bylaws of PFL Life Insurance Company. Note 3.

             (7)       Not Applicable.

             (8)  (a)  Participation Agreement by and between PFL Life Insurance
                       Company and Endeavor Series Trust. Note 3.

                  (b)  Participation Agreement with WRL Series Fund, Inc. Note
                       5.

               (b)(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17

            (8)(b)(2) Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22

               (b)(3) Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24

                  (c) Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

                  (d) Amendment and Assignment of Administrative Services Agreement. Note 3.

                  (e)  Second Amendment to Administrative Services Agreement.
                       Note 4.

                  (f) Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

                  (g) Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

                  (h) Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.
                       Note 11.

               (h)(1) Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

            (8)(h)(2) Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

                  (i) Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc.
                       Note 20

               (i)(1)  Termination of Participation Agreement (Transamerica).
                       Note 26

               (i)(2)  Participation Agreement (Transamerica). Note 26

               (i)(3)  Addendum to Participation Agreement (Transamerica).
                       Note 26

                  (j) Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

               (j)(1) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

               (j)(2) Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

               (j)(3) Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company.
                       Note 25

               (j)(4) Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

               (j)(5) Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company.
                       Note 25

                  (k) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

               (k)(1) Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company.
                       Note 20

               (k)(2) Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

               (k)(3) Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

               (8)(l) Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

            (8)(l)(1) Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

               (8)(m) Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

               (m)(1) Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

             (9)  (a)  Opinion and Consent of Counsel. Note 2.

                  (b)  Consent of Counsel. Note 2.

             (10) (a)  Consent of Independent Auditors. Note 27.


                  (b)  Opinion and Consent of Actuary. Note 27.


             (11)      Not Applicable.

             (12)      Not Applicable.

             (13)      Performance Data Calculations. Note 16.

             (14) Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. Larry N. Norman Note 14. Bart Herbert, Jr. Note 24.

     Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.

     Note 2. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.

     Note 3. Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.

     Note 4. Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.

     Note 5. Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.

     Note 6. Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.

     Note 7. Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.

     Note 8. Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.

     Note 9. Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.

     Note 10. Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.

     Note 11. Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.

     Note 12. Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.

     Note 13. Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.

     Note 14. Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.

     Note 15. Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.

     Note 16. Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April
                  29, 1999.

     Note 17. Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

     Note 18. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.

     Note 19. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.


     Note 20. Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.

     Note 21. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28,
                  2000.

     Note 22. Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.

     Note 23. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

     Note 24. Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

     Note 25. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.

     Note 26. Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.


     Note 27.     To be filed by amendment.

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

                                           PRINCIPAL POSITIONS
NAME AND                                     AND OFFICES WITH
BUSINESS ADDRESS                                DEPOSITOR
----------------                                ---------
       Larry N. Norman                     Director and President
       4333 Edgewood Road, N.E.
       Cedar Rapids, IA 52499

       Patrick S. Baird                    Director, Senior Vice President
       4333 Edgewood Road, N.E.            and Chief Operating
       Cedar Rapids, IA 52499              Officer

       Craig D. Vermie                     Director
       4333 Edgewood Road, N.E.            Vice President,
       Cedar Rapids, IA 52499              Secretary, and General
                                           Counsel

       Douglas C. Kolsrud                  Director, Senior Vice President,
       4333 Edgewood Road, N.E.            Chief Investment Officer
       Cedar Rapids, IA 52499              and Corporate Actuary

       Robert J. Kontz                     Vice President and
       4333 Edgewood Road, N.E.            Corporate Controller
       Cedar Rapids, IA 52499

       Bart Herbert, Jr                    Director, Executive Vice
       4333 Edgewood Road, N.E.            President and Chairman of
       Cedar Rapids, IA 52499              the Board

       Brenda K. Clancy                    Vice President
       4333 Edgewood Road, N.E.            Treasurer and Chief
       Cedar Rapids, IA 52499              Financial Officer

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

                                Jurisdiction of     Percent of Voting
Name                             Incorporation      Securities Owned               Business
----                            ---------------     -----------------              --------
AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates

First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
Company                                             Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America


Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                   hold the equity
                                                                                   interest of other
                                                                                   entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements

AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
Co.                                                 First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
 Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor

ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio

ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.

ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.

ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.

ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.



ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                                 Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.

AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
Inc.                                               Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator

National Association            Maryland           100% Monumental General         Provides actuarial
Management and Consultant                          Administrators, Inc.            consulting services
Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
Marketing, Inc.                                    Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
Services, Inc.                                                                    advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
Group, Inc.                                                                       management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor

Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
Securities Corp.                                 Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment

AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company

QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
Inc.                                             Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
Trust                                            13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
Corporation ("CGC")                              Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
Assignment Corporation                                                            structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
Inc.                                                                              investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to insurance companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services

Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
Corporation                                      Agency, Inc.                     subsidiary

Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary

Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor

Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs

Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



Ammest Development Corp. Inc.   Kansas           100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary

Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary

Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services

Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services

Capital General Development     Delaware         100% CGC                         Holding company
Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary

JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
("TAC")                                                                           insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
Ltd.                                                                              Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
Corp.                                                                             and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
(Oregon)                                                                          Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company



Trans Ocean Ltd.                Delaware         100% TA Leasing Holding Co.      Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal leasing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limited        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.



Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
AB

Transamerica Trailer Leasing    Switzerland      100% TLHI                        Leasing
AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
(Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
(Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
Finance Corporation, I
("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
Financial Services                                                                equipment leases and
Corporation                                                                       loans



BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
Finance Corporation ("TIFC")                                                      financing

Transamerica Insurance          California       100% TIFC                        Insurance premium
Finance Corporation,
California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
Finance Corporation, Canada                                                       financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
Corporation ("TBCC")                                                              equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
Business Capital Holdings,
Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation


TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
Finance Corporation -
Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
Corporation                                                                       foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
Fincieringsmaatschappij B.V.                                                      Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company



Transamerica Commercial         Ontario          100% BWAC Seventeen, Inc.        Dormant
Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
Limited                                                                           brokerage

Whirlpool Financial             Poland           100% TCFL                        Inactive - commercial
Corporation Polska Spozoo                                                         finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
Services Corporation                                                              financing
("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
Holding Company ("TCFHC")                                                         holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only



First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only

Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
Service Corporation                                                               leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
Finance Corporation de                                                            Mexican subsidiaries
Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
C.V.                                                                              Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
Services De Mexico S. de R.L.
de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
Finance Factorje S.A. de C.V.

Transamerica Distribution
Finance Insurance Services,    Illinois         100% TCFC                         Finance company
Inc.

Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
Certification, Inc.                                                               certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.


Transamerica Insurance          Iowa             100% TIHI                        Holding company
Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
Corp.                                                                             required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
Resources, Inc.                                                                   securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
Agency of Texas                                                                   securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
Resources Agency of Alabama,                                                      broker
Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
Resources Ins. Agency of                                                          broker
Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
Insurance Services, Inc.                                                          administering foreign
("TIISI")                                                                         operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
and Annuity Company
("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
Company of Canada                                                                 insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
Inc.                                                                              administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsurance
(Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
Service, Inc.                                                                     reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
Inc. ("TRS")                                                                      investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management


Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
Housing, Inc.                                                                     Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
Corporation                                                                       retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
Properties, Inc. ("TSPI")                                                         properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
Inc.                                                                              properties

ITEM 27.     NUMBER OF POLICYOWNERS

             As of December 31, 2001, there were __________ Owners of the Policies.


ITEM 28.     INDEMNIFICATION

        The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.     PRINCIPAL UNDERWRITER

             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:(5)



Larry N. Norman                                 Anne Spaes
Director and President                          Director and Vice President

Frank A. Camp                                   Darin Smith
Secretary                                       Vice President
                                                and Assistant Secretary

Lisa Wachendorf                                 Linda Gilmer
Director, Vice President and                    Treasurer/Controller
Chief Compliance Officer

Thomas R. Moriarty
Vice President


Priscilla Hechler                               Emily Bates
Assistant Vice President and                    Assistant Treasurer
Assistant Secretary

Thomas Pierpan                                  Clifton Flenniken
Assistant Vice President and                    Assistant Treasurer
Assistant Secretary

_____________________
/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

     AFSG Securities Corporation, the broker/dealer, received $___________, $24,804,103.00 and $30,348,568.76 from the Registrant for the year ending December 31, 2001, December 31, 2000 and for the year ending December 31, 1999 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.


AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

ITEM 31.     MANAGEMENT SERVICES.

             All management Policies are discussed in Part A or Part B.

ITEM 32.     UNDERTAKINGS

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

             (d) Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7:  TEXAS OPTIONAL RETIREMENT PROGRAM

        Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 16th day of January, 2002.


                                        SEPARATE ACCOUNT VA B

                                        TRANSAMERICA LIFE INSURANCE COMPANY
                                        Depositor



                                        __________________________________*
                                        Larry N. Norman
                                        President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                         Title                         Date
----------                         -----                         ----
                        *
-------------------------          Director                      ________________
Bart Herbert, Jr.

                        *          Director                      ________________
-------------------------
Patrick S. Baird

                        *          Director                      _________________
-------------------------
Larry N. Norman           (Principal Executive Officer)

/s/ Craig D. Vermie                Director                      January 16, 2002
-------------------------                                        -----------------
Craig D. Vermie

                       *           Director                      _________________
------------------------
Douglas C. Kolsrud

                       *           Vice President and            _________________
------------------------
Robert J. Kontz                    Corporate Controller

                       *           Vice President, Treasurer     __________________
------------------------
Brenda K. Clancy                  and Chief Financial Officer
*By Craig D. Vermie,
Attorney-in-Fact